UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders.

January 31, 2015

SEMI-ANNUAL REPORT

Adviser Managed Trust

† Tactical Offensive Equity Fund

† Tactical Offensive Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Australia — 1.4%
Other Securities	1.4%	$20,961

Austria — 0.0%
Other Securities	0.0	539

Bahamas — 0.0%
Other Securities	0.0	3

Belgium — 0.3%
Other Securities	0.3	3,855

Brazil — 0.5%
Other Securities	0.5	6,797

Canada — 0.1%
Other Securities	0.1	1,948

Chile — 0.1%
Other Securities	0.1	1,777

China — 1.3%
Other Securities	1.3	19,193

Colombia — 0.0%
Other Securities	0.0	379

Czech Republic — 0.0%
Other Securities	0.0	268

Denmark — 0.3%
Other Securities	0.3	4,410

Egypt — 0.0%
Other Securities	0.0	81

Finland — 0.2%
Other Securities	0.2	2,559

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

France — 1.8%
Other Securities	1.8%	$26,493

Germany — 1.6%
Other Securities	1.6	24,652

Greece — 0.0%
Other Securities	0.0	546

Hong Kong — 1.4%
Other Securities	1.4	20,845

Hungary — 0.0%
Other Securities	0.0	284

India — 0.1%
Other Securities	0.1	851

Indonesia — 0.3%
Other Securities	0.3	3,624

Ireland — 0.9%
Other Securities	0.9	13,222

Israel — 0.1%
Other Securities	0.1	1,829

Italy — 0.4%
Other Securities	0.4	6,285

Japan — 4.1%
Other Securities	4.1	61,584

Luxembourg — 0.1%
Other Securities	0.1	999

Macau — 0.0%
Other Securities	0.0	265

Malaysia — 0.3%
Other Securities	0.3	4,807

Mexico — 0.4%
Other Securities	0.4	6,252

Netherlands — 1.1%
Other Securities	1.1	15,826

New Zealand — 0.0%
Other Securities	0.0	437

Norway — 0.1%
Other Securities	0.1	1,914

Panama — 0.0%
Other Securities	0.0	239

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Peru — 0.0%
Other Securities	0.0%		$378

Philippines — 0.1%
Other Securities	0.1		1,730

Poland — 0.1%
Other Securities	0.1		2,100

Portugal — 0.0%
Other Securities	0.0		406

Qatar — 0.1%
Other Securities	0.1		1,456

Russia — 0.3%
Other Securities	0.3		4,182

Singapore — 0.4%
Other Securities	0.4		5,301

Slovak Republic — 0.0%
Other Securities	0.0		81

South Africa — 0.7%
Other Securities	0.7		11,169

South Korea — 1.3%
Samsung Electronics	0.3	4,391	5,481
Other Securities	1.0		14,785

			20,266

Spain — 0.6%
Other Securities	0.6		9,607

Sweden — 0.6%
Other Securities	0.6		8,793

Switzerland — 1.8%
Nestle	0.4	73,611	5,636
Novartis	0.3	52,645	5,158
Other Securities	1.1		15,946

			26,740

Taiwan — 0.1%
Other Securities	0.1		1,472

Thailand — 0.2%
Other Securities	0.2		3,598

Turkey — 0.2%
Other Securities	0.2		2,459

United Kingdom — 3.7%
Other Securities	3.7		55,555

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United States — 68.8%
3M	0.3%	29,100	$4,723
Altria Group	0.3	88,700	4,710
Amazon.com*	0.4	16,700	5,921
Amgen	0.3	33,800	5,146
Apple	2.1	268,800	31,493
AT&T	0.5	231,000	7,605
Bank of America	0.5	468,000	7,090
Berkshire Hathaway, Cl B*	0.8	81,600	11,743
Boeing	0.3	32,600	4,739
Chevron	0.6	84,700	8,684
Cisco Systems	0.4	228,100	6,014
Citigroup	0.4	135,200	6,348
Coca-Cola	0.5	176,700	7,275
Comcast, Cl A	0.4	115,300	6,128
CVS Health	0.3	52,200	5,124
Exxon Mobil	1.1	191,500	16,741
Facebook, Cl A*	0.4	88,100	6,688
General Electric	0.7	447,200	10,684
Gilead Sciences*	0.5	68,400	7,170
Google, Cl A*	0.4	12,500	6,719
Google, Cl C*	0.4	12,700	6,788
Home Depot	0.4	61,000	6,370
Intel	0.5	221,500	7,318
International Business Machines	0.4	42,200	6,470
Johnson & Johnson	0.8	126,200	12,638
JPMorgan Chase	0.6	168,800	9,179
Medtronic	0.3	63,824	4,557
Merck	0.5	130,100	7,842
Microsoft	1.0	368,300	14,879
Oracle	0.4	146,600	6,141
PepsiCo	0.4	67,700	6,349
Pfizer	0.6	284,500	8,891
Philip Morris International	0.4	70,200	5,633
Procter & Gamble	0.7	120,700	10,174
QUALCOMM	0.3	75,400	4,709
SEI†	0.0	6,200	249
Schlumberger	0.3	58,100	4,787
Union Pacific	0.3	40,400	4,735
United Technologies	0.3	40,900	4,695
UnitedHealth Group	0.3	43,700	4,643
Verizon Communications	0.6	184,300	8,424
Visa, Cl A	0.4	22,300	5,684
Wal-Mart Stores	0.4	71,100	6,042
Walt Disney	0.5	77,100	7,013
Wells Fargo	0.7	213,000	11,059
Other Securities	46.1		696,060

			1,042,074

Total Common Stock (Cost $1,357,848) ($ Thousands)			1,451,091

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 1.7%

United States — 1.7%
iShares MSCI India	0.7%	303,600	$9,747
iShares Trust MSCI Taiwan Index Fund	1.0	1,072,200	16,330
Other Securities	0.0		150

Total Exchange Traded Funds (Cost $26,605) ($ Thousands)			26,227

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Other Securities	0.3		4,544

Chile — 0.0%
Other Securities	0.0		129

Colombia — 0.0%
Other Securities	0.0		526

Germany — 0.2%
Other Securities	0.2		1,761

South Korea — 0.0%
Other Securities	0.0		329

Total Preferred Stock (Cost $10,061) ($ Thousands)			7,289

RIGHTS — 0.0%

Hong Kong — 0.0%
Other Securities	0.0		4

South Korea — 0.0%
Other Securities	0.0		1

Spain — 0.0%
Other Securities	0.0		2

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			7

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

TIME DEPOSITS — 2.0%
Brown Brothers Harriman
4.760%	ZAR	346	$30
2.850%	NZD	43	31
1.693%	AUD	24	18
0.419%	NOK	168	22
0.065%	GBP	38	58
0.030%		29,925	29,925
0.005%	HKD	551	71
0.005%	JPY	2,975	25
0.005%	SGD	30	22
0.005%	SEK	72	9
0.001%	CHF	120	130
0.000%	DKK	17	2
(1.680)%**	EUR	108	122

Total Time Deposits (Cost $30,465) ($ Thousands)			30,465

Total Investments — 100.1% (Cost $1,424,979) ($ Thousands)			$1,515,079

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of	Number of Contracts	Expiration	Unrealized Appreciation/ (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	63	Mar-2015	$141
MSCI Emerging Markets E-MIN	111	Mar-2015	65
Russell 2000 Index E-MINI	24	Mar-2015	1
S&P 500 Index EMINI	131	Mar-2015	(204)
S&P Mid 400 Index E-MINI	13	Mar-2015	26

			$29

For the period ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,513,792 ($ Thousands).

*	Non-income producing security.

**	Rate is negative due to the decrease in value of the Euro against the U.S. Dollar.

(1)	In U.S. Dollars unless otherwise indicated.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

AUD — Australian Dollar

CHF— Swiss Franc

Cl — Class

DKK — Danish Kroner

EAFE — Europe, Asia, Far East

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Kroner

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Kroner

SGD — Singapore Dollar

ZAR — South African Rand

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Concluded)

January 31, 2015

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 #	Total
Common Stock	$1,450,793	$—	$298	$1,451,091
Exchange Traded Funds	26,227	—	—	26,227
Preferred Stock	7,289	—	—	7,289
Rights	7	—	—	7
Warrants	—	—	—	—
Time Deposits	—	30,465	—	30,465

Total Investments in Securities	$1,484,316	$30,465	$298	$1,515,079

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts — appreciation*	$233	$—	$—	$233
Futures Contracts — depreciation*	(204)	—	—	(204)

Total Other Financial Instruments	$29	$—	$—	$29

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and /or end of the period in relation to net assets.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.9%

Consumer Discretionary — 3.2%
1011778 BC ULC/New Red Finance
6.000%, 04/01/2022 (A)	$150	$154
21st Century Fox America
6.150%, 02/15/2041	150	205
3.000%, 09/15/2022	150	154
24 Hour Holdings III
8.000%, 06/01/2022 (A)	25	20
Altegrity
9.500%, 07/01/2019 (A)	50	50
Amazon.com
4.800%, 12/05/2034	100	111
2.500%, 11/29/2022	100	98
AMC Entertainment
9.750%, 12/01/2020	100	109
AMC Networks
7.750%, 07/15/2021	100	108
American Honda Finance MTN
2.250%, 08/15/2019	200	205
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	500	541
APX Group
6.375%, 12/01/2019	100	95
Aramark Services
5.750%, 03/15/2020	100	104
Associated Materials
9.125%, 11/01/2017	50	41
AutoZone
3.700%, 04/15/2022	80	85
Best Buy
5.000%, 08/01/2018	100	104
Brookfield Residential
6.500%, 12/15/2020	100	102
Caesars Entertainment Operating
9.000%, 02/15/2020 (B)	200	149
Caesars Entertainment Resort Properties
11.000%, 10/01/2021 (A)	50	45
8.000%, 10/01/2020 (A)	50	49
CBS
5.500%, 05/15/2033	175	206
CCOH Safari
5.750%, 12/01/2024	115	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 12/01/2022	$205	$208
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	50	42
Chrysler Group
8.000%, 06/15/2019	400	420
Claire’s Stores
9.000%, 03/15/2019 (A)	100	93
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	300	316
Comcast
5.700%, 05/15/2018	250	284
4.750%, 03/01/2044	200	242
4.200%, 08/15/2034	250	280
3.375%, 02/15/2025	150	159
CSC Holdings
5.250%, 06/01/2024 (A)	150	151
DIRECTV Holdings
3.125%, 02/15/2016	150	154
1.750%, 01/15/2018	200	201
Discovery Communications
5.050%, 06/01/2020	125	140
DISH DBS
5.875%, 07/15/2022	300	303
5.875%, 11/15/2024 (A)	110	111
Dollar General
3.250%, 04/15/2023	100	97
Expedia
4.500%, 08/15/2024	50	52
Ford Motor
4.750%, 01/15/2043	125	140
Ford Motor Credit
8.000%, 12/15/2016	250	280
5.875%, 08/02/2021	250	296
Gannett
5.125%, 07/15/2020	150	154
General Motors
6.250%, 10/02/2043	150	187
3.500%, 10/02/2018	100	102
Goodyear Tire & Rubber
6.500%, 03/01/2021	200	215
Grupo Televisa
6.000%, 05/15/2018	100	113
Hanesbrands
6.375%, 12/15/2020	100	106
Hilton Worldwide Finance
5.625%, 10/15/2021	100	105
Home Depot
5.875%, 12/16/2036	200	272
5.400%, 03/01/2016	100	105
4.400%, 03/15/2045	100	116
2.000%, 06/15/2019	100	102
iHeartCommunications
9.000%, 09/15/2022	250	242

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Johnson Controls
4.950%, 07/02/2064	$25	$28
3.625%, 07/02/2024	50	52
L Brands
5.625%, 02/15/2022	150	163
Landry’s
9.375%, 05/01/2020 (A)	100	107
Laureate Education
9.750%, 09/01/2019 (A)	100	101
Lear
5.250%, 01/15/2025	75	77
Lennar
4.500%, 06/15/2019	100	101
Levi Strauss
6.875%, 05/01/2022	100	108
Lowe’s
4.625%, 04/15/2020	100	112
4.250%, 09/15/2044	50	56
3.125%, 09/15/2024	100	105
Macy’s Retail Holdings
2.875%, 02/15/2023	125	126
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	152
McClatchy
9.000%, 12/15/2022	100	105
McDonald’s MTN
5.350%, 03/01/2018	200	224
Men’s Wearhouse
7.000%, 07/01/2022 (A)	50	52
MGM Resorts International
6.625%, 12/15/2021	200	210
6.000%, 03/15/2023	100	101
MPG Holdco I
7.375%, 10/15/2022 (A)	45	47
Neiman Marcus Group
8.000%, 10/15/2021 (A)	100	103
Netflix
5.375%, 02/01/2021	100	104
Newell Rubbermaid
4.000%, 12/01/2024	100	107
Party City Holdings
8.875%, 08/01/2020	50	54
Penske Automotive Group
5.750%, 10/01/2022	50	52
Petco Holdings PIK
8.500%, 10/15/2017 (A)	100	102
Pinnacle Entertainment
6.375%, 08/01/2021	150	154
Quebecor Media
5.750%, 01/15/2023	50	51
Regal Entertainment Group
5.750%, 03/15/2022	50	50
RSI Home Products
6.875%, 03/01/2018 (A)	100	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sally Holdings
5.750%, 06/01/2022	$100	$107
Scientific Games International
10.000%, 12/01/2022 (A)	200	184
7.000%, 01/01/2022 (A)	25	25
Sears Holdings
6.625%, 10/15/2018	100	92
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	50	53
Shea Homes
8.625%, 05/15/2019	100	105
Sinclair Television Group
5.375%, 04/01/2021	150	150
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	205
Six Flags Entertainment
5.250%, 01/15/2021 (A)	100	101
Station Casinos
7.500%, 03/01/2021	25	26
Target
6.500%, 10/15/2037	100	144
6.000%, 01/15/2018	100	114
3.500%, 07/01/2024	50	54
Time Warner
6.200%, 03/15/2040	275	357
2.100%, 06/01/2019	350	353
Time Warner Cable
8.750%, 02/14/2019	100	125
5.875%, 11/15/2040	200	250
5.850%, 05/01/2017	145	159
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	215
2.000%, 09/15/2016	200	204
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	204
Viacom
5.850%, 09/01/2043	100	118
4.250%, 09/01/2023	125	133
Walt Disney MTN
4.125%, 06/01/2044	25	28
2.350%, 12/01/2022	50	50
1.100%, 12/01/2017	150	150
WPP Finance 2010
3.750%, 09/19/2024	100	105
Wynn Las Vegas
5.375%, 03/15/2022	200	204

		15,563

Consumer Staples — 1.7%
Albertsons Holdings
7.750%, 10/15/2022 (A)	50	51
Alliance One International
9.875%, 07/15/2021	50	42

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Altria Group
9.700%, 11/10/2018	$106	$136
5.375%, 01/31/2044	100	121
2.850%, 08/09/2022	100	100
Anheuser-Busch InBev Finance
1.125%, 01/27/2017	200	202
Archer-Daniels-Midland
4.479%, 03/01/2021	50	57
4.016%, 04/16/2043	50	54
B&G Foods
4.625%, 06/01/2021	100	99
Big Heart Pet Brands
7.625%, 02/15/2019	50	50
Coca-Cola
1.650%, 11/01/2018	300	304
Coca-Cola Femsa
2.375%, 11/26/2018	150	153
Colgate-Palmolive MTN
3.250%, 03/15/2024	50	54
1.750%, 03/15/2019	50	51
ConAgra Foods
3.200%, 01/25/2023	150	151
Constellation Brands
4.250%, 05/01/2023	150	154
Costco Wholesale
1.700%, 12/15/2019	100	100
1.125%, 12/15/2017	100	100
Cott Beverages
6.750%, 01/01/2020 (A)	80	79
CVS Health
5.300%, 12/05/2043	50	64
4.000%, 12/05/2023	100	110
2.250%, 12/05/2018	125	128
Diageo Capital
5.750%, 10/23/2017	125	140
2.625%, 04/29/2023	100	101
Dr Pepper Snapple Group
2.000%, 01/15/2020	100	99
General Mills
5.700%, 02/15/2017	100	109
Harbinger Group
7.750%, 01/15/2022	50	50
HJ Heinz
4.875%, 02/15/2025 (A)	115	115
4.250%, 10/15/2020	200	202
Ingles Markets
5.750%, 06/15/2023	100	101
JBS USA
5.875%, 07/15/2024 (A)	150	145
Kellogg
7.450%, 04/01/2031	75	101
Kimberly-Clark
6.625%, 08/01/2037	100	152
Kraft Foods Group
5.000%, 06/04/2042	100	113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 06/06/2022	$100	$105
Kroger
4.000%, 02/01/2024	100	109
2.200%, 01/15/2017	150	153
Mondelez International
4.000%, 02/01/2024	260	282
PepsiCo
5.500%, 01/15/2040	100	126
5.000%, 06/01/2018	150	167
4.250%, 10/22/2044	100	109
2.750%, 03/05/2022	150	154
2.500%, 05/10/2016	150	154
Philip Morris International
6.375%, 05/16/2038	150	204
5.650%, 05/16/2018	200	227
Post Holdings
7.375%, 02/15/2022	200	204
Procter & Gamble
5.550%, 03/05/2037	100	138
3.100%, 08/15/2023	100	107
Revlon Consumer Products
5.750%, 02/15/2021	100	102
Reynolds American
3.250%, 11/01/2022	100	100
Rite Aid
6.750%, 06/15/2021	100	105
Smithfield Foods
5.250%, 08/01/2018 (A)	100	102
Spectrum Brands
6.375%, 11/15/2020	100	106
Sysco
4.350%, 10/02/2034	50	55
3.500%, 10/02/2024	100	105
Tyson Foods
4.500%, 06/15/2022	100	112
Unilever Capital
4.250%, 02/10/2021	100	113
US Foods
8.500%, 06/30/2019	100	105
Walgreen
5.250%, 01/15/2019	100	113
Walgreens Boots Alliance
1.750%, 11/17/2017	150	151
Wal-Mart Stores
5.250%, 09/01/2035	200	255
4.300%, 04/22/2044	225	259
2.550%, 04/11/2023	150	153
1.125%, 04/11/2018	200	200

		8,163

Energy — 3.8%
Access Midstream Partners
4.875%, 05/15/2023	150	154

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alpha Natural Resources
9.750%, 04/15/2018	$100	$35
American Energy-Permian Basin
7.125%, 11/01/2020 (A)	50	35
Anadarko Petroleum
6.450%, 09/15/2036	125	159
6.375%, 09/15/2017	225	250
Antero Resources Finance
5.375%, 11/01/2021	200	195
Apache
4.750%, 04/15/2043	100	101
3.250%, 04/15/2022	100	100
Arch Coal
7.250%, 06/15/2021	150	35
Atlas Pipeline Partners
5.875%, 08/01/2023	100	101
Atwood Oceanics
6.500%, 02/01/2020	100	90
Baker Hughes
5.125%, 09/15/2040	100	116
BP Capital Markets
3.200%, 03/11/2016	100	102
BreitBurn Energy Partners
7.875%, 04/15/2022	100	64
Buckeye Partners
2.650%, 11/15/2018	150	150
California Resources
5.500%, 09/15/2021 (A)	300	252
Calumet Specialty Products Partners
6.500%, 04/15/2021 (A)	100	86
Cameron International
1.400%, 06/15/2017	125	125
Canadian Natural Resources
6.250%, 03/15/2038	50	56
5.700%, 05/15/2017	100	109
Carrizo Oil & Gas
8.625%, 10/15/2018	50	50
Cenovus Energy
5.200%, 09/15/2043	275	265
CHC Helicopter
9.250%, 10/15/2020	90	79
Chesapeake Energy
4.875%, 04/15/2022	250	247
Chevron
4.950%, 03/03/2019	225	256
Cimarex Energy
4.375%, 06/01/2024	100	95
CNOOC Nexen Finance
4.250%, 04/30/2024	200	215
Concho Resources
5.500%, 04/01/2023	200	200
ConocoPhillips
6.500%, 02/01/2039	125	172
2.400%, 12/15/2022	150	149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.050%, 12/15/2017	$100	$100
CONSOL Energy
5.875%, 04/15/2022	200	173
Continental Resources
5.000%, 09/15/2022	125	119
Crestwood Midstream Partners
6.125%, 03/01/2022	100	97
DCP Midstream Operating
2.700%, 04/01/2019	100	96
Denbury Resources
5.500%, 05/01/2022	150	132
Devon Energy
5.600%, 07/15/2041	100	118
3.250%, 05/15/2022	100	101
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	100	79
Ecopetrol
5.875%, 05/28/2045	100	96
4.125%, 01/16/2025	100	94
El Paso Pipeline Partners Operating
4.300%, 05/01/2024	100	103
Enable Midstream Partners
2.400%, 05/15/2019 (A)	100	99
Encana
6.500%, 08/15/2034	225	245
Energy Transfer Equity
5.875%, 01/15/2024	150	156
Energy Transfer Partners
5.950%, 10/01/2043	100	115
3.600%, 02/01/2023	185	186
Energy XXI Gulf Coast
9.250%, 12/15/2017	100	55
Ensco
4.700%, 03/15/2021	100	101
Enterprise Products Operating
5.100%, 02/15/2045	125	143
3.350%, 03/15/2023	200	205
2.550%, 10/15/2019	100	102
EOG Resources
2.625%, 03/15/2023	100	100
EP Energy
9.375%, 05/01/2020	200	201
EXCO Resources
8.500%, 04/15/2022	100	61
Exxon Mobil
0.921%, 03/15/2017	163	164
Foresight Energy
7.875%, 08/15/2021 (A)	100	95
GenOn Energy
9.500%, 10/15/2018	100	99
Gulfmark Offshore
6.375%, 03/15/2022	50	39
Halcon Resources
8.875%, 05/15/2021	150	100

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
7.450%, 09/15/2039	$100	$145
Hess
8.125%, 02/15/2019	100	119
5.600%, 02/15/2041	50	54
Hiland Partners
7.250%, 10/01/2020 (A)	100	107
Jupiter Resources
8.500%, 10/01/2022 (A)	100	75
Key Energy Services
6.750%, 03/01/2021	50	30
Kinder Morgan
4.300%, 06/01/2025	100	104
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	270
4.250%, 09/01/2024	100	104
2.650%, 02/01/2019	100	100
Kodiak Oil & Gas
8.125%, 12/01/2019	50	51
Laredo Petroleum
9.500%, 02/15/2019	100	100
Lightstream Resources
8.625%, 02/01/2020 (A)	50	28
Linn Energy
6.250%, 11/01/2019	300	229
Marathon Oil
2.800%, 11/01/2022	100	95
Marathon Petroleum
6.500%, 03/01/2041	50	60
5.125%, 03/01/2021	50	56
MarkWest Energy Partners
4.500%, 07/15/2023	150	148
MEG Energy
7.000%, 03/31/2024 (A)	200	181
Memorial Production Partners
6.875%, 08/01/2022 (A)	100	85
Midstates Petroleum
9.250%, 06/01/2021	100	52
Nabors Industries
2.350%, 09/15/2016	125	124
National Oilwell Varco
3.950%, 12/01/2042	100	98
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	95
Newfield Exploration
5.625%, 07/01/2024	145	143
Nexen Energy
6.400%, 05/15/2037	100	129
Noble Energy
5.250%, 11/15/2043	50	51
4.150%, 12/15/2021	50	52
Oasis Petroleum
6.875%, 03/15/2022	100	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Occidental Petroleum
2.700%, 02/15/2023	$100	$99
1.750%, 02/15/2017	100	101
Offshore Group Investment
7.500%, 11/01/2019	100	65
ONEOK Partners
6.200%, 09/15/2043	50	54
3.200%, 09/15/2018	100	102
Pacific Drilling
5.375%, 06/01/2020 (A)	100	75
Parsley Energy
7.500%, 02/15/2022 (A)	100	99
Peabody Energy
6.000%, 11/15/2018	250	201
Penn Virginia
8.500%, 05/01/2020	50	41
Petrobras Global Finance
7.250%, 03/17/2044	150	129
6.250%, 03/17/2024	150	136
Petrobras International Finance
7.875%, 03/15/2019	350	347
Petroleos Mexicanos
6.500%, 06/02/2041	260	291
5.750%, 03/01/2018	200	216
3.500%, 07/23/2020 (A)	150	151
3.500%, 01/30/2023	100	95
2.378%, 04/15/2025	95	97
Phillips 66
5.875%, 05/01/2042	100	119
Plains All American Pipeline
4.700%, 06/15/2044	100	106
3.600%, 11/01/2024	100	101
Precision Drilling
6.625%, 11/15/2020	50	45
Puget Energy
5.625%, 07/15/2022	100	118
QEP Resources
5.250%, 05/01/2023	100	95
Range Resources
5.000%, 03/15/2023	150	148
Regency Energy Partners
5.875%, 03/01/2022	150	164
Rice Energy
6.250%, 05/01/2022	100	96
Rockies Express Pipeline
5.625%, 04/15/2020 (A)	150	149
Rosetta Resources
5.875%, 06/01/2024	100	91
RSP Permian
6.625%, 10/01/2022 (A)	50	50
Sabine Pass Liquefaction
5.625%, 02/01/2021	350	350
Samson Investment
9.750%, 02/15/2020	150	47

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sanchez Energy
6.125%, 01/15/2023 (A)	$100	$88
SandRidge Energy
7.500%, 03/15/2021	200	139
Seven Generations Energy
8.250%, 05/15/2020 (A)	50	50
Seventy Seven Operating
6.625%, 11/15/2019	100	73
Shell International Finance BV
6.375%, 12/15/2038	200	290
4.300%, 09/22/2019	150	168
SM Energy
6.125%, 11/15/2022 (A)	30	29
Southwestern Energy
4.100%, 03/15/2022	100	98
Spectra Energy Partners
2.950%, 09/25/2018	100	103
Statoil
4.800%, 11/08/2043	100	124
3.700%, 03/01/2024	100	108
1.150%, 05/15/2018	100	99
Stone Energy
7.500%, 11/15/2022	100	87
Suncor Energy
6.500%, 06/15/2038	100	130
6.100%, 06/01/2018	100	113
Targa Resources Partners
5.000%, 01/15/2018 (A)	50	51
4.250%, 11/15/2023	100	94
4.125%, 11/15/2019 (A)	15	15
Tesoro Logistics
6.250%, 10/15/2022 (A)	10	10
6.125%, 10/15/2021	100	102
5.500%, 10/15/2019 (A)	5	5
Total Capital
2.300%, 03/15/2016	100	102
Total Capital International
3.750%, 04/10/2024	150	164
2.100%, 06/19/2019	150	153
TransCanada PipeLines
6.350%, 05/15/2067 (C)	100	97
6.200%, 10/15/2037	150	189
2.500%, 08/01/2022	100	98
Transocean
6.800%, 03/15/2038	50	39
6.375%, 12/15/2021	100	83
5.050%, 12/15/2016	50	49
Ultra Petroleum
6.125%, 10/01/2024 (A)	100	86
Valero Energy
6.625%, 06/15/2037	100	121
W&T Offshore
8.500%, 06/15/2019	100	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weatherford International
9.625%, 03/01/2019	$125	$133
Whiting Petroleum
5.000%, 03/15/2019	150	144
Williams
4.550%, 06/24/2024	100	93
Williams Partners
4.300%, 03/04/2024	260	261
WPX Energy
5.250%, 09/15/2024	100	93

		18,517

Financials — 8.0%
Aflac
3.625%, 11/15/2024	100	106
African Development Bank MTN
0.875%, 03/15/2018	200	199
Alexandria Real Estate Equities‡
4.600%, 04/01/2022	350	383
Ally Financial
8.000%, 03/15/2020	200	238
5.500%, 02/15/2017	100	105
Alphabet Holding PIK
7.750%, 11/01/2017	50	43
American Express
7.000%, 03/19/2018	150	174
4.050%, 12/03/2042	50	53
American Express Credit MTN
2.800%, 09/19/2016	150	154
2.250%, 08/15/2019	100	102
American International Group
5.850%, 01/16/2018	150	169
4.500%, 07/16/2044	100	110
2.300%, 07/16/2019	200	203
American Tower‡
3.450%, 09/15/2021	150	153
ARC Properties Operating Partnership‡
2.000%, 02/06/2017	100	96
Asian Development Bank MTN
1.875%, 04/12/2019	100	103
1.750%, 09/11/2018	200	205
1.500%, 01/22/2020	100	101
0.500%, 06/20/2016	200	200
Australia & New Zealand Banking Group NY
1.250%, 01/10/2017	250	252
AvalonBay Communities MTN‡
3.500%, 11/15/2024	100	104
Bank of America
7.750%, 05/14/2038	275	401
6.110%, 01/29/2037	150	185
6.050%, 05/16/2016	700	741
4.100%, 07/24/2023	415	450

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 04/01/2024	$285	$307
Bank of Montreal MTN
2.500%, 01/11/2017	200	206
Bank of New York Mellon
3.550%, 09/23/2021	100	107
2.300%, 07/28/2016	125	128
2.300%, 09/11/2019	100	102
Bank of Nova Scotia
2.800%, 07/21/2021	50	51
1.450%, 04/25/2018	100	99
1.250%, 04/11/2017	200	201
Barclays Bank
2.500%, 02/20/2019	250	258
BB&T MTN
3.200%, 03/15/2016	100	102
Bear Stearns
7.250%, 02/01/2018	195	226
Berkshire Hathaway
4.500%, 02/11/2043	50	59
1.900%, 01/31/2017	100	102
Berkshire Hathaway Finance
5.400%, 05/15/2018	100	113
4.250%, 01/15/2021	100	113
0.950%, 08/15/2016	150	151
BlackRock
3.500%, 03/18/2024	100	107
BNP Paribas MTN
5.000%, 01/15/2021	150	173
3.600%, 02/23/2016	100	103
BP Capital Markets
3.814%, 02/10/2024	150	157
2.237%, 05/10/2019	200	203
BPCE
2.500%, 12/10/2018	320	327
Branch Banking & Trust
1.050%, 12/01/2016	250	250
Brandywine Operating Partnership‡
4.100%, 10/01/2024	50	52
Capital One Financial
1.000%, 11/06/2015	375	376
CBRE Services
5.000%, 03/15/2023	100	105
CIT Group
5.500%, 02/15/2019 (A)	100	106
4.250%, 08/15/2017	200	202
Citigroup
8.500%, 05/22/2019	430	542
6.675%, 09/13/2043	90	120
6.125%, 08/25/2036	200	245
5.375%, 08/09/2020	800	924
1.700%, 07/25/2016	225	227
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875%, 02/08/2022	250	272

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.375%, 01/19/2017	$100	$105
Council of Europe Development Bank
1.750%, 11/14/2019	50	51
1.000%, 03/07/2018	125	125
Credit Suisse NY MTN
3.625%, 09/09/2024	250	263
1.375%, 05/26/2017	250	251
Crown Castle International‡
5.250%, 01/15/2023	100	102
DDR‡
3.625%, 02/01/2025	100	101
Denali Borrower
5.625%, 10/15/2020 (A)	100	107
Deutsche Bank
1.400%, 02/13/2017	200	201
DFC Finance
10.500%, 06/15/2020 (A)	100	74
Discover Financial Services
3.850%, 11/21/2022	100	105
Duke Realty‡
3.875%, 10/15/2022	150	160
DuPont Fabros Technology‡
5.875%, 09/15/2021	50	52
E*TRADE Financial
6.375%, 11/15/2019	150	160
European Bank for Reconstruction & Development MTN
1.750%, 06/14/2019	100	102
1.750%, 11/26/2019	100	102
1.000%, 02/16/2017	200	202
European Investment Bank
2.125%, 10/15/2021	500	518
1.625%, 03/16/2020	100	101
1.000%, 06/15/2018	250	250
0.875%, 04/18/2017	300	301
0.625%, 04/15/2016	200	201
0.500%, 08/15/2016	800	801
Felcor Lodging
5.625%, 03/01/2023	100	102
Fifth Third Bank
1.150%, 11/18/2016	250	251
First Data
12.625%, 01/15/2021	200	237
11.750%, 08/15/2021	200	230
Genworth Holdings
7.625%, 09/24/2021	50	49
GLP Capital
4.375%, 11/01/2018	150	154
Goldman Sachs Group MTN
6.750%, 10/01/2037	425	558
6.000%, 06/15/2020	350	412
5.750%, 01/24/2022	130	154
5.625%, 01/15/2017	350	377
4.800%, 07/08/2044	100	113

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.625%, 02/07/2016	$175	$180
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	50	48
Hartford Financial Services Group
4.300%, 04/15/2043	100	110
HCP‡
5.375%, 02/01/2021	200	229
Health Care‡
6.500%, 03/15/2041	70	96
4.950%, 01/15/2021	145	163
Hospitality Properties Trust‡
4.500%, 03/15/2025	50	52
Howard Hughes
6.875%, 10/01/2021 (A)	100	104
HSBC Finance
6.676%, 01/15/2021	300	364
HSBC Holdings
5.250%, 03/14/2044	200	239
HSBC Holdings PLC
6.500%, 09/15/2037	225	299
HUB International
7.875%, 10/01/2021 (A)	50	50
Inter-American Development Bank
3.000%, 02/21/2024	200	221
1.750%, 10/15/2019	250	256
1.125%, 03/15/2017	350	354
International Bank for Reconstruction & Development
2.125%, 11/01/2020	250	259
0.875%, 04/17/2017	200	202
0.500%, 05/16/2016	650	651
International Finance
1.750%, 09/04/2018	200	205
1.125%, 11/23/2016	225	227
International Lease Finance
7.125%, 09/01/2018 (A)	750	845
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	206
Iron Mountain‡
5.750%, 08/15/2024	100	101
iStar Financial‡
5.000%, 07/01/2019	150	147
Jefferies Group
6.875%, 04/15/2021	100	115
JPMorgan Chase
6.400%, 05/15/2038	100	138
5.625%, 08/16/2043	190	231
4.625%, 05/10/2021	150	168
4.350%, 08/15/2021	100	110
3.625%, 05/13/2024	425	447
3.150%, 07/05/2016	500	515
2.250%, 01/23/2020	100	100
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kennedy-Wilson
5.875%, 04/01/2024	$65	$66
KeyBank
2.500%, 12/15/2019	250	257
Kimco Realty‡
3.200%, 05/01/2021	370	384
Korea Development Bank
2.500%, 03/11/2020	200	204
Lamar Media
5.375%, 01/15/2024	100	104
5.000%, 05/01/2023	100	101
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025	100	101
1.000%, 04/04/2018	300	300
Liberty Property‡
3.375%, 06/15/2023	95	96
Lloyds Bank
2.300%, 11/27/2018	200	204
MetLife
6.750%, 06/01/2016	100	108
4.368%, 09/15/2023	285	320
Morgan Stanley MTN
6.250%, 08/28/2017	375	418
5.750%, 01/25/2021	175	205
5.550%, 04/27/2017	196	213
5.500%, 07/24/2020	275	316
4.875%, 11/01/2022	165	179
4.350%, 09/08/2026	340	356
MSCI
5.250%, 11/15/2024 (A)	50	52
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	150	197
Navient MTN
5.500%, 01/15/2019	250	259
Nomura Holdings MTN
2.750%, 03/19/2019	100	103
Nordic Investment Bank MTN
0.500%, 04/14/2016	200	200
Oesterreichische Kontrollbank
0.750%, 12/15/2016	150	150
Omega Healthcare Investors‡
4.500%, 01/15/2025 (A)	50	52
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	50	52
6.750%, 12/15/2019 (A)	40	41
PNC Funding
5.625%, 02/01/2017	300	324
Progressive
3.700%, 01/26/2045	50	51
Prudential Financial MTN
5.625%, 06/15/2043 (C)	200	208
2.350%, 08/15/2019	100	102
Realogy Group
3.375%, 05/01/2016 (A)	100	100

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realty Income‡
4.650%, 08/01/2023	$150	$166
3.250%, 10/15/2022	160	163
Royal Bank of Canada MTN
2.200%, 07/27/2018	250	256
1.400%, 10/13/2017	250	251
1.125%, 07/22/2016	250	251
Royal Bank of Scotland Group
6.125%, 12/15/2022	100	113
5.125%, 05/28/2024	320	338
Sabra Health Care‡
5.500%, 02/01/2021	100	106
Simon Property Group‡
5.650%, 02/01/2020	250	292
Springleaf Finance
7.750%, 10/01/2021	100	111
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	250	249
SunTrust Bank
1.350%, 02/15/2017	200	201
Svensk Exportkredit MTN
0.625%, 05/31/2016	200	200
Synchrony Financial
4.250%, 08/15/2024	100	106
Toronto-Dominion Bank
2.375%, 10/19/2016	300	308
TransUnion Holding
9.625%, 06/15/2018	50	50
Travelers
6.250%, 06/20/2016	150	162
UBS MTN
2.375%, 08/14/2019	500	509
US Bancorp MTN
2.200%, 04/25/2019	250	256
USI
7.750%, 01/15/2021 (A)	50	49
Ventas Realty‡
2.700%, 04/01/2020	280	284
Voya Financial
5.650%, 05/15/2053 (C)	100	101
Walter Investment Management
7.875%, 12/15/2021	25	21
Wells Fargo
5.375%, 11/02/2043	180	218
4.125%, 08/15/2023	250	269
4.100%, 06/03/2026	135	143
3.676%, 06/15/2016	150	156
1.150%, 06/02/2017	500	500
Westpac Banking
1.200%, 05/19/2017	225	226
Weyerhaeuser‡
7.375%, 03/15/2032	100	138

		38,409

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 2.4%
Abbott Laboratories
5.125%, 04/01/2019	$100	$114
AbbVie
4.400%, 11/06/2042	50	55
2.900%, 11/06/2022	100	102
1.750%, 11/06/2017	150	151
Actavis
3.250%, 10/01/2022	50	50
1.875%, 10/01/2017	50	50
Actavis Funding SCS
4.850%, 06/15/2044	50	52
Aetna
1.500%, 11/15/2017	200	201
Amgen
5.150%, 11/15/2041	150	178
3.625%, 05/22/2024	150	158
2.125%, 05/15/2017	200	204
Amsurg
5.625%, 07/15/2022 (A)	100	103
Anthem
5.100%, 01/15/2044	150	179
3.300%, 01/15/2023	100	102
2.250%, 08/15/2019	100	101
AstraZeneca
6.450%, 09/15/2037	100	140
5.900%, 09/15/2017	50	56
Baxter International
3.200%, 06/15/2023	150	154
Becton Dickinson
3.125%, 11/08/2021	100	103
2.675%, 12/15/2019	100	103
Biomet
6.500%, 08/01/2020	150	160
6.500%, 10/01/2020	50	53
Boston Scientific
6.000%, 01/15/2020	100	115
Bristol-Myers Squibb
4.500%, 03/01/2044	50	58
1.750%, 03/01/2019	50	51
Capsugel
7.000%, 05/15/2019 (A)	100	102
Cardinal Health
1.700%, 03/15/2018	100	100
Catholic Health Initiatives
2.950%, 11/01/2022	200	202
Celgene
3.625%, 05/15/2024	150	158
Centene
4.750%, 05/15/2022	20	20
CHS
6.875%, 02/01/2022	300	319
5.125%, 08/15/2018	150	155

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Covidien International Finance
6.550%, 10/15/2037	$50	$72
6.000%, 10/15/2017	50	56
Crimson Merger
6.625%, 05/15/2022 (A)	100	86
DaVita HealthCare Partners
5.125%, 07/15/2024	250	257
Eli Lilly
5.200%, 03/15/2017	50	55
Endo Finance
5.375%, 01/15/2023 (A)	100	98
Envision Healthcare
5.125%, 07/01/2022 (A)	100	101
Express Scripts Holding
3.500%, 06/15/2024	50	52
2.650%, 02/15/2017	100	103
2.250%, 06/15/2019	100	101
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	150	163
Gilead Sciences
4.800%, 04/01/2044	50	60
4.400%, 12/01/2021	125	142
GlaxoSmithKline Capital
6.375%, 05/15/2038	100	139
5.650%, 05/15/2018	150	171
HCA
7.500%, 02/15/2022	150	176
6.500%, 02/15/2020	300	338
HealthSouth
5.750%, 11/01/2024	15	15
Hologic
6.250%, 08/01/2020	100	104
IASIS Healthcare
8.375%, 05/15/2019	50	52
Jaguar Holding I PIK
9.375%, 10/15/2017 (A)	100	102
Johnson & Johnson
5.150%, 07/15/2018	100	113
4.375%, 12/05/2033	100	119
2.450%, 12/05/2021	50	52
Kindred Escrow II
8.750%, 01/15/2023 (A)	100	107
8.000%, 01/15/2020 (A)	45	48
Kinetic Concepts
12.500%, 11/01/2019	50	55
10.500%, 11/01/2018	150	165
Laboratory Corp of America Holdings
2.200%, 08/23/2017	100	101
LifePoint Hospitals
5.500%, 12/01/2021	50	53
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	103
McKesson
3.796%, 03/15/2024	100	107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.284%, 03/15/2019	$100	$102
Medtronic
4.625%, 03/15/2044	50	58
4.625%, 03/15/2045 (A)	100	115
4.375%, 03/15/2035 (A)	100	111
2.750%, 04/01/2023	100	102
2.500%, 03/15/2020 (A)	100	103
1.375%, 04/01/2018	100	100
Merck
6.550%, 09/15/2037	50	75
2.800%, 05/18/2023	100	103
Merck Sharp & Dohme
5.000%, 06/30/2019	100	115
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	100	104
Mylan
2.600%, 06/24/2018	100	102
Novartis Capital
4.400%, 05/06/2044	50	60
3.400%, 05/06/2024	100	108
Novartis Securities Investment
5.125%, 02/10/2019	100	115
Perrigo
2.300%, 11/08/2018	200	203
Pfizer
7.200%, 03/15/2039	150	231
6.200%, 03/15/2019	125	148
3.400%, 05/15/2024	100	108
Quest Diagnostics
6.400%, 07/01/2017	100	112
Sanofi
4.000%, 03/29/2021	50	56
1.250%, 04/10/2018	50	50
Stryker
3.375%, 05/15/2024	100	104
Tenet Healthcare
6.000%, 10/01/2020	150	162
5.000%, 03/01/2019 (A)	250	251
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	100	100
Thermo Fisher Scientific
3.600%, 08/15/2021	100	106
2.250%, 08/15/2016	100	102
UnitedHealth Group
6.875%, 02/15/2038	100	148
6.000%, 02/15/2018	200	228
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (A)	350	372
Zoetis
1.875%, 02/01/2018	100	100

		11,369

Industrials — 2.6%
3M MTN
5.700%, 03/15/2037	100	138

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.000%, 06/26/2017	$50	$50
ABB Finance USA
2.875%, 05/08/2022	100	104
ACCO Brands
6.750%, 04/30/2020	100	107
ADS Waste Holdings
8.250%, 10/01/2020	50	50
ADT
6.250%, 10/15/2021	150	159
AECOM
5.750%, 10/15/2022 (A)	100	105
Air Lease
3.750%, 02/01/2022	100	102
Aircastle
6.750%, 04/15/2017	100	107
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	196
American Airlines Group
5.500%, 10/01/2019 (A)	100	103
Amsted Industries
5.000%, 03/15/2022 (A)	50	49
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	100	98
Boeing
0.950%, 05/15/2018	200	198
Bombardier
6.000%, 10/15/2022 (A)	250	236
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	179
3.400%, 09/01/2024	150	158
Canadian National Railway
4.500%, 11/07/2043	50	59
1.450%, 12/15/2016	100	101
Canadian Pacific Railway
9.450%, 08/01/2021	75	104
Case New Holland Industrial
7.875%, 12/01/2017	150	165
Caterpillar
4.300%, 05/15/2044	100	111
3.400%, 05/15/2024	100	106
Caterpillar Financial Services MTN
2.100%, 06/09/2019	200	205
2.050%, 08/01/2016	125	128
Clean Harbors
5.250%, 08/01/2020	100	101
CSX
4.100%, 03/15/2044	75	80
3.400%, 08/01/2024	50	53
Eaton
2.750%, 11/02/2022	150	153
FedEx
5.100%, 01/15/2044	50	60
3.900%, 02/01/2035	100	104
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gardner Denver
6.875%, 08/15/2021 (A)	$50	$48
Gates Global
6.000%, 07/15/2022 (A)	100	94
General Electric
4.500%, 03/11/2044	100	117
2.700%, 10/09/2022	250	258
General Electric Capital MTN
6.750%, 03/15/2032	250	352
5.875%, 01/14/2038	200	265
5.300%, 02/11/2021	125	145
4.650%, 10/17/2021	350	402
2.300%, 04/27/2017	500	515
H&E Equipment Services
7.000%, 09/01/2022	50	48
HD Supply
11.500%, 07/15/2020	50	57
7.500%, 07/15/2020	150	157
5.250%, 12/15/2021 (A)	35	36
Hertz
6.750%, 04/15/2019	200	206
Honeywell International
5.300%, 03/01/2018	200	225
Huntington Ingalls Industries
7.125%, 03/15/2021	100	107
Icahn Enterprises
6.000%, 08/01/2020	100	105
5.875%, 02/01/2022	100	102
4.875%, 03/15/2019	100	102
IHS
5.000%, 11/01/2022 (A)	110	111
Illinois Tool Works
1.950%, 03/01/2019	100	102
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	125
International Lease Finance
8.750%, 03/15/2017	100	111
6.250%, 05/15/2019	100	110
John Deere Capital MTN
3.350%, 06/12/2024	200	214
1.125%, 06/12/2017	150	150
KLX
5.875%, 12/01/2022 (A)	45	44
Koninklijke Philips
3.750%, 03/15/2022	150	160
Kratos Defense & Security Solutions
7.000%, 05/15/2019	50	42
L-3 Communications
5.200%, 10/15/2019	100	112
Lockheed Martin
4.250%, 11/15/2019	100	110
4.070%, 12/15/2042	50	55
Nielsen Finance
5.000%, 04/15/2022 (A)	200	200

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norfolk Southern
3.950%, 10/01/2042	$100	$107
3.850%, 01/15/2024	100	109
Northrop Grumman
4.750%, 06/01/2043	25	30
3.250%, 08/01/2023	50	52
1.750%, 06/01/2018	50	50
Parker-Hannifin MTN
4.200%, 11/21/2034	35	39
Ply Gem Industries
6.500%, 02/01/2022	50	48
Precision Castparts
2.500%, 01/15/2023	100	100
1.250%, 01/15/2018	100	100
Raytheon
2.500%, 12/15/2022	100	100
Republic Services
3.550%, 06/01/2022	150	159
Schaeffler Finance BV MTN
4.250%, 05/15/2021 (A)	200	198
Sensata Technologies BV
4.875%, 10/15/2023 (A)	100	101
Signode Industrial Group
6.375%, 05/01/2022 (A)	50	48
SPX
6.875%, 09/01/2017	50	55
Terex
6.000%, 05/15/2021	100	101
Tervita
8.000%, 11/15/2018 (A)	100	88
TransDigm
6.500%, 07/15/2024	200	203
Trinseo Materials Operating SCA
8.750%, 02/01/2019	100	101
Union Pacific
4.821%, 02/01/2044	50	61
4.163%, 07/15/2022	100	113
United Parcel Service
6.200%, 01/15/2038	50	70
3.125%, 01/15/2021	100	108
United Rentals North America
5.750%, 11/15/2024	200	203
United Technologies
5.375%, 12/15/2017	100	112
4.500%, 06/01/2042	100	116
3.100%, 06/01/2022	150	158
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/2024	179	203
Vale Overseas
6.875%, 11/21/2036	150	147
4.375%, 01/11/2022	125	119
VWR Funding
7.250%, 09/15/2017	50	52

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Management
6.125%, 11/30/2039	$100	$138
6.100%, 03/15/2018	100	113
WESCO Distribution
5.375%, 12/15/2021	100	101
West
5.375%, 07/15/2022 (A)	100	96

		12,454

Information Technology — 1.6%
Activision Blizzard
5.625%, 09/15/2021 (A)	150	161
Alcatel-Lucent USA
6.750%, 11/15/2020 (A)	200	207
Alibaba Group Holding
2.500%, 11/28/2019 (A)	200	200
Apple
3.850%, 05/04/2043	100	108
3.450%, 05/06/2024	150	164
1.000%, 05/03/2018	200	199
Audatex North America
6.125%, 11/01/2023 (A)	40	42
6.000%, 06/15/2021 (A)	100	104
Avaya
10.500%, 03/01/2021 (A)	100	82
7.000%, 04/01/2019 (A)	100	97
Baidu
2.750%, 06/09/2019	200	202
BMC Software Finance
8.125%, 07/15/2021 (A)	150	131
CDW
6.000%, 08/15/2022	100	105
5.500%, 12/01/2024	75	76
Cisco Systems
5.500%, 02/22/2016	100	105
5.500%, 01/15/2040	100	129
4.450%, 01/15/2020	150	169
CommScope
5.000%, 06/15/2021 (A)	150	144
eBay
3.450%, 08/01/2024	50	50
2.200%, 08/01/2019	100	100
EMC
1.875%, 06/01/2018	125	126
Equinix
5.375%, 01/01/2022	45	46
5.375%, 04/01/2023	150	156
Fidelity National Information Services
3.500%, 04/15/2023	100	102
Fiserv
4.625%, 10/01/2020	100	110
Freescale Semiconductor
6.000%, 01/15/2022 (A)	100	106

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Google
3.625%, 05/19/2021	$100	$110
Hewlett-Packard
2.750%, 01/14/2019	585	601
Hughes Satellite Systems
7.625%, 06/15/2021	100	109
6.500%, 06/15/2019	100	107
Infor Software Parent
7.125%, 05/01/2021 (A)	150	151
Intel
4.800%, 10/01/2041	100	117
2.700%, 12/15/2022	50	51
1.350%, 12/15/2017	100	101
International Business Machines
7.625%, 10/15/2018	200	243
4.000%, 06/20/2042	100	105
3.625%, 02/12/2024	150	162
KLA-Tencor
4.650%, 11/01/2024	100	106
Micron Technology
5.500%, 02/01/2025 (A)	150	151
5.250%, 08/01/2023 (A)	51	51
Microsoft
4.500%, 10/01/2040	100	118
4.200%, 06/01/2019	100	112
2.375%, 05/01/2023	100	102
NCR
6.375%, 12/15/2023	150	157
NXP BV
3.750%, 06/01/2018 (A)	200	200
Open Text
5.625%, 01/15/2023 (A)	40	41
Oracle
5.750%, 04/15/2018	250	285
5.375%, 07/15/2040	150	190
4.300%, 07/08/2034	100	113
2.800%, 07/08/2021	175	182
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	100	106
SunGard Data Systems
6.625%, 11/01/2019	150	151
Texas Instruments
2.375%, 05/16/2016	100	102
Thomson Reuters
3.850%, 09/29/2024	125	132
TIBCO Software
11.375%, 12/01/2021 (A)	25	25
Xerox
6.350%, 05/15/2018	150	171
Zebra Technologies
7.250%, 10/15/2022 (A)	50	54

		7,627

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 1.7%
Agrium
5.250%, 01/15/2045	$70	$82
Alcoa
5.400%, 04/15/2021	150	166
5.125%, 10/01/2024	50	55
Aleris International
7.875%, 11/01/2020	50	48
Allegheny Technologies
6.125%, 08/15/2023	50	54
ArcelorMittal
6.000%, 03/01/2021	200	206
5.000%, 02/25/2017	100	104
Ashland
4.750%, 08/15/2022	50	51
3.875%, 04/15/2018	100	102
Ball
4.000%, 11/15/2023	150	149
Barrick
5.250%, 04/01/2042	100	99
3.850%, 04/01/2022	100	100
Berry Plastics
5.500%, 05/15/2022	100	102
BHP Billiton Finance USA
6.500%, 04/01/2019	100	119
5.000%, 09/30/2043	100	117
3.850%, 09/30/2023	100	108
Building Materials Corp of America
6.750%, 05/01/2021 (A)	100	107
5.375%, 11/15/2024 (A)	50	51
BWAY Holding
9.125%, 08/15/2021 (A)	50	50
Celanese US Holdings
4.625%, 11/15/2022	100	100
CF Industries
5.150%, 03/15/2034	375	424
Cliffs Natural Resources
4.875%, 04/01/2021	100	69
CRH America
6.000%, 09/30/2016	100	107
Crown Americas
4.500%, 01/15/2023	100	100
Dow Chemical
8.550%, 05/15/2019	200	252
4.250%, 10/01/2034	100	104
3.500%, 10/01/2024	100	103
Eagle Spinco
4.625%, 02/15/2021	50	49
Eastman Chemical
2.400%, 06/01/2017	100	102
Ecolab
4.350%, 12/08/2021	100	112

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.000%, 12/08/2016	$100	$104
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	115
2.800%, 02/15/2023	100	101
First Quantum Minerals
7.250%, 05/15/2022 (A)	250	209
FMG Resources
8.250%, 11/01/2019 (A)	250	222
Freeport-McMoRan
5.450%, 03/15/2043	50	42
4.550%, 11/14/2024	100	91
3.550%, 03/01/2022	100	89
2.375%, 03/15/2018	100	96
Hexion US Finance
8.875%, 02/01/2018	100	86
6.625%, 04/15/2020	100	94
HudBay Minerals
9.500%, 10/01/2020	50	49
Huntsman International
4.875%, 11/15/2020	100	100
Ineos Finance
7.500%, 05/01/2020 (A)	150	159
International Paper
7.500%, 08/15/2021	100	127
4.800%, 06/15/2044	100	109
JMC Steel Group
8.250%, 03/15/2018 (A)	100	83
Lundin Mining
7.500%, 11/01/2020 (A)	20	20
LYB International Finance BV
4.875%, 03/15/2044	50	55
LyondellBasell Industries
5.000%, 04/15/2019	200	221
Molycorp
10.000%, 06/01/2020	50	25
Momentive Performance Materials
3.880%, 10/24/2021	45	39
Monsanto
4.400%, 07/15/2044	50	55
3.375%, 07/15/2024	100	106
1.150%, 06/30/2017	25	25
Newmont Mining
6.250%, 10/01/2039	50	53
3.500%, 03/15/2022	50	49
Novelis
8.750%, 12/15/2020	200	214
Nucor
4.000%, 08/01/2023	100	107
Owens-Brockway Glass Container
5.000%, 01/15/2022 (A)	15	16
Praxair
2.450%, 02/15/2022	200	204
PSPC Escrow
6.500%, 02/01/2022 (A)	18	18

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Resolute Forest Products
5.875%, 05/15/2023	$100	$96
Reynolds Group Issuer
9.875%, 08/15/2019	250	266
5.750%, 10/15/2020	200	205
Rio Tinto Finance USA
6.500%, 07/15/2018	300	346
4.125%, 08/21/2042	100	100
Rockwood Specialties Group
4.625%, 10/15/2020	21	22
Sealed Air
8.375%, 09/15/2021 (A)	100	112
Silgan Holdings
5.000%, 04/01/2020	100	102
Southern Copper
6.750%, 04/16/2040	100	105
Steel Dynamics
5.500%, 10/01/2024 (A)	100	102
Teck Resources
6.250%, 07/15/2041	100	88
TPC Group
8.750%, 12/15/2020 (A)	35	32
Tronox Finance
6.375%, 08/15/2020	100	99
Vulcan Materials
7.500%, 06/15/2021	100	118
WR Grace & Company
5.125%, 10/01/2021 (A)	100	104

		8,372

Telecommunication Services — 2.1%
Altice
7.750%, 05/15/2022 (A)	200	207
America Movil
6.125%, 03/30/2040	100	125
5.000%, 03/30/2020	150	168
AT&T
6.500%, 09/01/2037	585	749
5.500%, 02/01/2018	200	222
3.000%, 02/15/2022	150	152
British Telecommunications
9.625%, 12/15/2030	150	246
CenturyLink
5.625%, 04/01/2020	250	263
Cequel Communications Holdings I
5.125%, 12/15/2021 (A)	200	195
Cincinnati Bell
8.375%, 10/15/2020	50	53
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	100	153
Embarq
7.995%, 06/01/2036	50	58

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Frontier Communications
6.250%, 09/15/2021	$200	$206
Gray Television
7.500%, 10/01/2020	100	103
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	100
Intelsat Jackson Holdings
5.500%, 08/01/2023	300	296
Intelsat Luxembourg
7.750%, 06/01/2021	150	149
Koninklijke KPN
8.375%, 10/01/2030	50	74
Level 3 Financing
8.125%, 07/01/2019	150	159
Numericable-SFR
6.000%, 05/15/2022 (A)	250	256
4.875%, 05/15/2019 (A)	250	250
Omnicon Group
5.900%, 04/15/2016	100	106
Orange
9.000%, 03/01/2031	100	157
5.500%, 02/06/2044	25	31
Qwest
6.750%, 12/01/2021	100	117
Rogers Communications
6.800%, 08/15/2018	100	117
SBA Communications
4.875%, 07/15/2022 (A)	100	97
SoftBank
4.500%, 04/15/2020 (A)	200	200
Sprint
7.875%, 09/15/2023	250	253
7.125%, 06/15/2024	150	146
Sprint Communications
9.000%, 11/15/2018 (A)	200	231
Telefonica Emisiones SAU
7.045%, 06/20/2036	100	139
3.192%, 04/27/2018	150	157
T-Mobile USA
6.625%, 04/01/2023	300	311
Univision Communications
8.500%, 05/15/2021 (A)	100	107
6.750%, 09/15/2022 (A)	150	163
UPCB Finance III
6.625%, 07/01/2020 (A)	200	209
Verizon Communications
6.550%, 09/15/2043	244	330
6.400%, 09/15/2033	100	129
6.400%, 02/15/2038	375	488
5.012%, 08/21/2054 (A)	204	225
4.150%, 03/15/2024	450	484
2.625%, 02/21/2020 (A)	298	301
2.500%, 09/15/2016	205	210
Videotron
5.375%, 06/15/2024 (A)	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Visant
10.000%, 10/01/2017	$50	$42
Vodafone Group PLC
2.950%, 02/19/2023	500	500
WideOpenWest Finance
10.250%, 07/15/2019	50	52
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	200	194
4.750%, 07/15/2020 (A)	200	195
Windstream
6.375%, 08/01/2023	200	184
Zayo Group
6.000%, 04/01/2023 (A)	45	45

		10,207

Utilities — 1.8%
AES
4.875%, 05/15/2023	100	97
Ameren Illinois
3.250%, 03/01/2025	100	106
American Electric Power
1.650%, 12/15/2017	100	101
AmeriGas Finance
7.000%, 05/20/2022	100	105
Appalachian Power
7.000%, 04/01/2038	100	147
Arizona Public Service
2.200%, 01/15/2020	150	152
Atmos Energy
4.125%, 10/15/2044	100	112
Berkshire Hathaway Energy
6.500%, 09/15/2037	250	352
2.000%, 11/15/2018	200	204
Calpine
7.875%, 01/15/2023 (A)	87	97
5.750%, 01/15/2025	100	102
5.375%, 01/15/2023	100	101
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	121
Consolidated Edison of New York
5.850%, 04/01/2018	100	114
4.450%, 03/15/2044	100	117
Dominion Resources
4.050%, 09/15/2042	100	106
2.500%, 12/01/2019	100	103
DPL
7.250%, 10/15/2021	100	102
6.500%, 10/15/2016	70	74
DTE Energy
2.400%, 12/01/2019	125	128
Duke Energy
3.750%, 04/15/2024	100	109
1.625%, 08/15/2017	250	252

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Carolinas
4.250%, 12/15/2041	$100	$116
Duke Energy Florida
6.400%, 06/15/2038	250	371
Dynegy Finance I
7.625%, 11/01/2024 (A)	40	41
7.375%, 11/01/2022 (A)	140	145
6.750%, 11/01/2019 (A)	125	128
Entergy
5.125%, 09/15/2020	100	111
Exelon Generation
6.200%, 10/01/2017	100	112
5.600%, 06/15/2042	100	117
4.250%, 06/15/2022	100	107
FirstEnergy Transmission
4.350%, 01/15/2025 (A)	100	107
Florida Power & Light
4.050%, 10/01/2044	75	86
Georgia Power
4.300%, 03/15/2042	125	144
Interstate Power & Light
3.250%, 12/01/2024	100	106
Kentucky Utilities
5.125%, 11/01/2040	194	255
National Grid
6.300%, 08/01/2016	200	215
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	153
NiSource Finance
6.400%, 03/15/2018	150	172
5.650%, 02/01/2045	50	66
Northeast Utilities
3.150%, 01/15/2025	100	102
Northern States Power
4.125%, 05/15/2044	100	116
NRG Energy
7.875%, 05/15/2021	250	268
Oklahoma Gas & Electric
4.000%, 12/15/2044	50	55
Oncor Electric Delivery
2.150%, 06/01/2019	100	101
Pacific Gas & Electric
8.250%, 10/15/2018	100	121
6.050%, 03/01/2034	250	338
4.750%, 02/15/2044	50	60
PacifiCorp
3.600%, 04/01/2024	100	109
PPL Energy Supply
4.600%, 12/15/2021	100	90
PSEG Power
8.625%, 04/15/2031	200	302
RJS Power Holdings
5.125%, 07/15/2019 (A)	100	97
San Diego Gas & Electric
6.000%, 06/01/2026	250	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern
2.150%, 09/01/2019	$150	$153
Southern California Edison
4.650%, 10/01/2043	100	124
3.500%, 10/01/2023	100	109
Suburban Propane Partners
5.500%, 06/01/2024	100	99
TerraForm Power Operating
5.875%, 02/01/2023 (A)	28	29
Virginia Electric & Power
8.875%, 11/15/2038	150	264
Xcel Energy
4.700%, 05/15/2020	125	141

		8,458

Total Corporate Obligations (Cost $137,169) ($ Thousands)		139,139

MORTGAGE-BACKED SECURITIES — 23.2%

Agency Mortgage-Backed Obligations — 22.1%
FHLMC
4.500%, 07/01/2041	1,682	1,858
4.000%, 12/01/2040 to 03/01/2041	4,714	5,159
3.500%, 06/01/2042 to 10/01/2044	3,408	3,598
3.000%, 09/01/2029 to 11/01/2029	1,524	1,607
2.500%, 10/01/2029	735	760
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	845
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	851
FHLMC TBA
5.000%, 02/15/2045	2,100	2,315
3.500%, 02/01/2026 to 02/15/2045	3,000	3,175
3.000%, 02/15/2027 to 02/15/2042	4,150	4,292
2.500%, 03/01/2043	1,750	1,810
FNMA
6.000%, 07/01/2036 to 10/01/2039	2,113	2,397
5.500%, 02/01/2037 to 09/01/2041	2,632	2,940
5.000%, 07/01/2040	2,345	2,596
4.500%, 12/01/2040 to 06/01/2044	5,692	6,237
4.000%, 09/01/2018 to 10/01/2044	6,725	7,170

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 09/01/2033 to 01/01/2045	$6,140	$6,506
3.000%, 08/01/2033 to 09/01/2043	6,369	6,605
2.500%, 03/01/2043	279	280
FNMA TBA
4.000%, 02/01/2039	6,000	6,426
3.500%, 02/25/2041	3,600	3,803
3.000%, 02/01/2026 to 02/25/2043	4,000	4,188
2.500%, 02/15/2027	3,500	3,621
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	250	261
GNMA
6.500%, 11/15/2038	122	146
5.500%, 01/15/2033 to 05/15/2038	384	431
5.000%, 10/15/2033 to 02/20/2043	2,707	3,032
4.500%, 05/20/2040 to 06/20/2041	3,688	4,027
4.000%, 01/15/2042 to 10/20/2044	5,314	5,686
3.500%, 06/20/2042 to 12/20/2044	6,758	7,151
3.000%, 12/20/2042 to 12/20/2044	4,740	4,928
GNMA TBA
4.000%, 02/01/2040	1,200	1,289
3.500%, 02/15/2041	500	529

		106,519

Non-Agency Mortgage-Backed Obligations — 1.1%
Banc of America Commercial Mortgage, Ser 2006-2, Cl A4
5.729%, 05/10/2045 (C)	240	249
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (C)	230	250
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	290
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	299
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.046%, 12/10/2049 (C)	431	464
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	137	143
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	293

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047		500	$546
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.699%, 02/12/2049 (C)		350	376
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl ASB
5.688%, 02/12/2051		367	382
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (C)		332	351
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.686%, 05/12/2039 (C)		315	327
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.747%, 06/12/2050 (C)		280	303
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049		265	286
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049		233	254
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046		305	319
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047		250	279

			5,411

Total Mortgage-Backed Securities (Cost $109,968) ($ Thousands)			111,930

SOVEREIGN DEBT — 16.0%
Bahrain Government Bond
6.125%, 07/05/2022 (A)		400	454
6.000%, 09/19/2044 (A)		200	194
Brazilian Government Bond
8.250%, 01/20/2034		550	760
8.000%, 01/15/2018		214	235
6.000%, 01/17/2017		550	596
5.000%, 01/27/2045		700	675
4.875%, 01/22/2021		800	846
Bundesobligation
0.500%, 04/07/2017	EUR	326	373
Bundesrepublik Deutschland
4.750%, 07/04/2034	EUR	241	470

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

2.500%, 07/04/2044	EUR	295	$470
Bundesschatzanweisungen
0.196%, 12/11/2015	EUR	449	507
Canadian Government Bond
2.250%, 06/01/2025	CAD	237	204
1.750%, 09/01/2019	CAD	288	239
0.875%, 02/14/2017		100	100
Chile Government Bond
3.625%, 10/30/2042		150	147
3.250%, 09/14/2021		300	315
Colombian Government Bond
7.375%, 03/18/2019		750	884
6.125%, 01/18/2041		200	243
5.625%, 02/26/2044		500	578
5.000%, 06/15/2045		200	211
4.000%, 02/26/2024		600	623
Costa Rica Government Bond
7.000%, 04/04/2044 (A)		200	195
Croatia Government Bond
6.375%, 03/24/2021		350	384
6.250%, 04/27/2017 (A)		200	212
6.000%, 01/26/2024		250	274
Dominican Republic Bond
7.500%, 05/06/2021		200	225
7.450%, 04/30/2044		250	275
5.875%, 04/18/2024		100	105
Ecuador Government Bond
7.950%, 06/20/2024		200	177
Egypt Government Bond
5.750%, 04/29/2020		200	214
El Salvador Government Bond
7.625%, 02/01/2041 (A)		150	161
6.375%, 01/18/2027		300	308
Export Development Canada
0.625%, 12/15/2016		100	100
Export-Import Bank of Korea
4.000%, 01/11/2017		200	210
Federal Republic of Brazil
4.250%, 01/07/2025		900	898
FMS Wertmanagement
1.125%, 09/05/2017		200	201
France Government Bond
6.000%, 10/25/2025	EUR	542	952
4.250%, 10/25/2023	EUR	282	423
2.500%, 05/25/2030	EUR	325	447
1.000%, 05/25/2019	EUR	348	409
French Treasury Note
2.500%, 07/25/2016	EUR	161	189
1.000%, 07/25/2017	EUR	210	243
Gabonese Republic
6.375%, 12/12/2024		200	188
Guatemala Government Bond
4.875%, 02/13/2028		200	209
Hungary Government Bond
7.625%, 03/29/2041		100	148

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

5.375%, 02/21/2023		400	$451
5.375%, 03/25/2024		250	285
4.000%, 03/25/2019		600	630
Hydro-Quebec
1.375%, 06/19/2017		150	152
Indonesia Government Bond MTN
7.750%, 01/17/2038		500	689
6.875%, 01/17/2018		300	339
6.625%, 02/17/2037		100	123
5.875%, 03/13/2020		600	677
5.875%, 01/15/2024 (A)		500	579
5.125%, 01/15/2045 (A)		200	212
4.625%, 04/15/2043 (A)		400	393
4.125%, 01/15/2025 (A)		200	205
Israel Government Bond
4.000%, 06/30/2022		200	222
Italy Buoni Poliennali Del Tesoro
9.000%, 11/01/2023	EUR	230	418
4.750%, 09/01/2028	EUR	449	668
4.000%, 09/01/2020	EUR	313	411
3.750%, 05/01/2021	EUR	322	420
3.500%, 06/01/2018	EUR	452	559
2.150%, 12/15/2021	EUR	287	343
1.150%, 05/15/2017	EUR	359	412
Italy Government Bond
5.250%, 09/20/2016		150	160
Ivory Coast Government Bond
5.750%, 12/31/2032		300	282
Japan Bank for International Cooperation
1.750%, 11/13/2018		350	355
Japan Government Five Year Bond
0.300%, 03/20/2017	JPY	70,000	599
0.200%, 06/20/2017	JPY	65,000	556
0.200%, 12/20/2017	JPY	100,000	856
0.200%, 12/20/2018	JPY	136,400	1,169
0.100%, 06/20/2019	JPY	137,900	1,177
Japan Government Ten Year Bond
0.700%, 12/20/2022	JPY	113,400	1,007
0.600%, 03/20/2023	JPY	120,900	1,065
0.500%, 09/20/2024	JPY	52,750	459
Japan Government Thirty Year Bond
2.500%, 03/20/2036	JPY	36,650	393
1.700%, 09/20/2044	JPY	88,000	821
Japan Government Twenty Year Bond
2.100%, 03/20/2030	JPY	77,000	789
1.600%, 03/20/2033	JPY	85,000	804
1.500%, 03/20/2033	JPY	85,000	792

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Japan Government Two Year Bond
0.100%, 09/15/2016	JPY	85,000	$725
Kazakhstan Government Bond
3.875%, 10/14/2024 (A)		200	181
Kenya Government Bond
6.875%, 06/24/2024		200	208
KFW
2.500%, 11/20/2024		150	159
2.125%, 01/17/2023		150	156
2.000%, 10/04/2022		250	256
1.875%, 04/01/2019		525	540
0.500%, 07/15/2016		900	901
Lebanon Government Bond MTN
9.000%, 03/20/2017		450	488
6.600%, 11/27/2026		500	511
5.450%, 11/28/2019		900	896
Lithuania Government Bond
7.375%, 02/11/2020		300	368
6.625%, 02/01/2022 (A)		250	311
Mexico Government Bond
6.750%, 09/27/2034		625	845
5.750%, 10/12/2110		100	113
5.625%, 01/15/2017		600	650
5.550%, 01/21/2045		650	790
5.125%, 01/15/2020		50	56
4.750%, 03/08/2044		750	812
4.600%, 01/23/2046		400	427
4.000%, 10/02/2023		500	529
3.625%, 03/15/2022		200	206
3.600%, 01/30/2025		200	205
3.500%, 01/21/2021		700	723
Mongolia Government Bond MTN
5.125%, 12/05/2022		200	166
Morocco Government Bond
4.250%, 12/11/2022 (A)		200	210
Nigeria Government Bond
5.125%, 07/12/2018		200	193
Pakistan Government Bond
7.250%, 04/15/2019		250	255
Panama Government Bond
6.700%, 01/26/2036		200	270
5.200%, 01/30/2020		350	391
4.300%, 04/29/2053		200	201
4.000%, 09/22/2024		450	474
Peruvian Government Bond
8.750%, 11/21/2033		150	238
7.350%, 07/21/2025		250	340
7.125%, 03/30/2019		100	119
6.550%, 03/14/2037		400	529
5.625%, 11/18/2050		100	123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philippine Government Bond
9.875%, 01/15/2019	$150	$195
8.375%, 06/17/2019	200	253
6.375%, 10/23/2034	700	993
5.000%, 01/13/2037	200	248
4.200%, 01/21/2024	850	955
4.000%, 01/15/2021	350	385
3.950%, 01/20/2040	200	220
Poland Government Bond
6.375%, 07/15/2019	650	766
5.000%, 03/23/2022	300	344
4.000%, 01/22/2024	400	436
Province of British Columbia
2.000%, 10/23/2022	125	127
Province of Manitoba Canada
3.050%, 05/14/2024	100	107
Province of Ontario Canada
4.950%, 11/28/2016	350	377
4.400%, 04/14/2020	200	228
Province of Quebec Canada
7.500%, 09/15/2029	200	310
3.500%, 07/29/2020	250	274
Qatar Government Bond
5.750%, 01/20/2042 (A)	200	254
5.250%, 01/20/2020 (A)	100	115
4.500%, 01/20/2022 (A)	550	622
3.125%, 01/20/2017 (A)	250	261
Republic of Azerbaijan Bond
4.750%, 03/18/2024 (A)	200	195
Republic of Belarus
8.950%, 01/26/2018	100	79
Republic of Ghana
8.125%, 01/18/2026	200	173
Republic of Italy
6.875%, 09/27/2023	100	130
Republic of Paraguay
4.625%, 01/25/2023 (A)	200	206
Republic of Serbia
7.250%, 09/28/2021	250	286
5.875%, 12/03/2018	200	211
Romanian Government Bond MTN
6.750%, 02/07/2022 (A)	200	246
6.125%, 01/22/2044 (A)	100	133
4.375%, 08/22/2023 (A)	200	217
Russian Foreign Bond-Eurobond
7.500%, 03/31/2030	1,441	1,449
5.875%, 09/16/2043 (A)	200	165
5.625%, 04/04/2042 (A)	400	320
5.000%, 04/29/2020	300	266
4.875%, 09/16/2023 (A)	600	506
3.250%, 04/04/2017 (A)	600	564
Senegal Government Bond
6.250%, 07/30/2024	200	199

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

South Africa Government Bond
5.875%, 09/16/2025		500	$580
5.500%, 03/09/2020		450	494
5.375%, 07/24/2044		200	222
Sri Lanka Government Bond
6.000%, 01/14/2019		200	209
5.875%, 07/25/2022 (A)		200	208
Turkey Government Bond
7.500%, 07/14/2017		700	783
6.875%, 03/17/2036		1,000	1,292
6.750%, 04/03/2018		300	336
6.625%, 02/17/2045		450	584
6.000%, 01/14/2041		200	240
5.750%, 03/22/2024		1,200	1,374
5.625%, 03/30/2021		700	778
Ukraine Government Bond
9.250%, 07/24/2017 (A)		200	106
7.800%, 11/28/2022		500	250
7.750%, 09/23/2020		100	52
6.250%, 06/17/2016 (A)		250	135
United Kingdom Gilt
4.750%, 12/07/2038	GBP	110	253
4.250%, 06/07/2032	GBP	230	472
4.250%, 12/07/2040	GBP	128	279
3.750%, 07/22/2052	GBP	235	512
2.250%, 09/07/2023	GBP	445	721
2.000%, 01/22/2016	GBP	239	365
2.000%, 07/22/2020	GBP	636	1,004
Uruguay Government Bond
5.100%, 06/18/2050		500	544
4.500%, 08/14/2024		400	438
Venezuela Government Bond
12.750%, 08/23/2022		900	337
11.750%, 10/21/2026		1,050	375
9.375%, 01/13/2034		650	223
9.250%, 09/15/2027		100	37
8.250%, 10/13/2024		100	33
5.750%, 02/26/2016		100	57
Vietnam Government Bond
6.750%, 01/29/2020		150	169
Zambia Government Bond
8.500%, 04/14/2024		200	211

Total Sovereign Debt (Cost $78,390) ($ Thousands)			76,796

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FFCB
4.875%, 01/17/2017		250	271
FHLB
5.500%, 07/15/2036		225	331
0.375%, 02/19/2016 to 06/24/2016		1,250	1,251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC
6.250%, 07/15/2032	$300	$464
2.375%, 01/13/2022	250	260
1.375%, 05/01/2020	750	749
1.000%, 03/08/2017 to 07/28/2017	1,200	1,210
0.875%, 10/14/2016 to 03/07/2018	1,100	1,102
FNMA
6.625%, 11/15/2030	175	272
1.875%, 02/19/2019	150	154
1.750%, 09/12/2019	750	765
1.125%, 04/27/2017	600	607
1.000%, 09/27/2017	800	804
0.875%, 12/20/2017	750	750
0.625%, 08/26/2016	650	652
0.500%, 03/30/2016	750	752
Tennessee Valley Authority
5.250%, 09/15/2039	200	275
2.875%, 09/15/2024	500	530

Total U.S. Government Agency Obligations (Cost $10,968) ($ Thousands)		11,199

MUNICIPAL BONDS — 0.7%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100	148
California State, GO
7.600%, 11/01/2040	175	286
7.550%, 04/01/2039	350	564
Illinois State, GO
5.100%, 06/01/2033	200	208
4.950%, 06/01/2023	100	107
4.350%, 06/01/2018	100	104
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	265
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	125	196
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	200	243
Port Authority of New York & New Jersey, Build America Project, RB
4.458%, 10/01/2062	200	223
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	273
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	251

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

University of California, RB
4.601%, 05/15/2031	$250	$287

Total Municipal Bonds (Cost $2,844) ($ Thousands)		3,155

ASSET-BACKED SECURITIES — 0.4%
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl B
1.580%, 09/10/2018	100	100
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	100	101
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/2019	300	300
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	200	207
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	200	204
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	270	270
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	260	260
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	298
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	155	156

Total Asset-Backed Securities (Cost $1,889) ($ Thousands)		1,896

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,438
4.750%, 02/15/2041	1,360	2,059
4.500%, 02/15/2036	2,400	3,425
4.500%, 05/15/2038	150	215
4.375%, 05/15/2040	750	1,067
3.875%, 08/15/2040	475	631
3.625%, 02/15/2044	4,930	6,381
3.375%, 05/15/2044	2,305	2,863
3.125%, 08/15/2044	800	949
U.S. Treasury Notes
3.625%, 02/15/2020	2,250	2,517
3.500%, 05/15/2020	4,500	5,016
3.250%, 03/31/2017	3,000	3,176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.125%, 05/15/2021	$2,750	$3,031
2.625%, 08/15/2020	500	535
2.500%, 05/15/2024	7,000	7,509
2.250%, 07/31/2021	7,000	7,348
2.250%, 11/15/2024	1,300	1,367
2.125%, 01/31/2021	145	151
2.000%, 04/30/2016	655	669
1.750%, 09/30/2019	5,300	5,356
1.750%, 05/15/2023	1,750	1,770
1.625%, 07/31/2019	15,130	15,459
1.500%, 05/31/2019	6,650	6,761
1.000%, 10/31/2016	4,500	4,547
0.875%, 09/15/2016	3,275	3,301
0.875%, 12/31/2016	4,250	4,282
0.875%, 02/28/2017	500	504
0.875%, 04/30/2017	200	201
0.875%, 05/15/2017	2,095	2,110
0.875%, 06/15/2017	12,530	12,612
0.875%, 07/15/2017	2,095	2,109
0.625%, 11/30/2017	1,500	1,495
0.500%, 07/31/2016	8,005	8,026
0.500%, 08/31/2016	11,725	11,752

Total U.S. Treasury Obligations (Cost $127,246) ($ Thousands)		132,632

TIME DEPOSIT — 7.5%
Brown Brothers Harriman
0.030%	35,912	35,912

Total Time Deposit (Cost $35,912) ($ Thousands)		35,912

Total Investments — 106.5% (Cost $504,386) ($ Thousands)		$512,659

A list of the open forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Counterparty	Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
Brown Brother Harrimans	2/26/15	CAD	849	USD	682	$13
Brown Brother Harrimans	2/26/15	EUR	7,314	USD	8,235	(19)
Brown Brother Harrimans	2/26/15	GBP	2,344	USD	3,528	8
Brown Brother Harrimans	2/26/15	JPY	1,303,305	USD	11,005	(94)
Brown Brother Harrimans	2/26/15	USD	2	CAD	3	—
Brown Brother Harrimans	2/26/15	USD	109	EUR	96	(1)
Brown Brother Harrimans	2/26/15	USD	32	GBP	21	(1)
Brown Brother Harrimans	2/26/15	USD	102	JPY	11,968	—

						$(94)

For the period ended January 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $481,546 ($ Thousands).

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Concluded)

January 31, 2015

(B)	Security is in default on interest and principle payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2015. The date reported on the Schedule of Investments is the final maturity date.

Cl — Class

CAD — Canadian Dollar

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — Government Obligation

JPY — Japanese Yen

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$139,139	$—	$139,139
Mortgage-Backed Securities	—	111,930	—	111,930
Soveriegn Debt	—	76,796	—	76,796
U.S Government Agency Obligations	—	11,199	—	11,199
Municipal Bonds	—	3,155	—	3,155
Asset-Backed Securities	—	1,896	—	1,896
U.S. Treasury Obligations	—	132,632	—	132,632
Time Deposit	—	35,912	—	35,912

Total Investments in Securities	$—	$512,659	$—	$512,659

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation*	$—	$21	$—	$21
Forwards Contracts — depreciation*	—	(115)	—	(115)

Total Other Financial Instruments	$—	$(94)	$—	$(94)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2015 , there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended January 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The	accompanying notes are an integral part of the financial statements.

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Statements of Assets and Liabilities (Unaudited) ($ Thousands)

January 31, 2015

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
ASSETS:
Investments, at value†	$1,514,830	$512,659
Affiliated investment, at value††	249	—
Foreign currency †††	526	2
Cash pledged as collateral for futures contracts	1,207	—
Dividends and interest receivable	1,197	3,494
Receivable for investment securities sold	688	5,646
Foreign tax reclaim receivable	324	—
Receivable for fund shares sold	158	51
Unrealized gain on foreign spot currency contracts	1	—
Unrealized gain on forward foreign currency contracts	—	21
Prepaid expenses	33	10
Total Assets	1,519,213	521,883
LIABILITIES:
Payable for investment securities purchased	3,209	39,816
Payable for fund shares redeemed	657	225
Payable for variation margin	532	—
Shareholder servicing fees payable	324	101
Payable to custodian	294	5
Administration fees payable	240	20
Investment advisory fees payable	35	16
Trustees fees payable	3	1
Chief Compliance Officer fees payable	3	1
Unrealized loss on forward foreign currency contracts	—	115
Unrealized loss on foreign spot currency contracts	—	1
Accrued expense payable	124	36
Total Liabilities	5,421	40,337
Net Assets	$1,513,792	$481,546
†Cost of investments	$1,424,747	$504,386
††Cost of affiliated investments	232	—
†††Cost of foreign currency	533	2
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$1,423,547	$472,018
Undistributed/(Distributions in excess of) net investment income	(681)	520
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency	835	838
Net unrealized appreciation on investments	90,100	8,273
Net unrealized appreciation on futures contracts	29	—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(38)	(103)
Net Assets	$1,513,792	$481,546
Net Asset Value, Offering and Redemption Price Per Share	$13.20	$10.43
	($1,513,792,077 ÷ 114,648,303 shares )	($481,545,970 ÷ 46,147,654 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	27

Statements of Operations (Unaudited) ($ Thousands)

For the six month period ended January 31, 2015

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment Income:
Dividends	$13,382	$—
Dividends from Affiliated Registered Investment Company (1)	2	—
Interest Income	6	5,520
Less: Foreign Taxes Withheld	(391)	(1)
Total Investment Income	12,999	5,519
Expenses:
Investment Advisory Fees	2,687	491
Shareholder Servicing Fees	1,858	573
Administration Fees	1,487	459
Trustee Fees	12	4
Chief Compliance Officer Fees	4	1
Custodian/Wire Agent Fees	98	13
Professional Fees	47	15
Printing Fees	39	12
Registration Fees	20	7
Other Expenses	30	43
Total Expenses	6,282	1,618
Less:
Waiver of Investment Advisory Fees	(1,067)	(258)
Waiver of Administration Fees	(47)	(178)
Net Expenses	5,168	1,182
Net Investment Income	7,831	4,337
Net Realized Gain/(Loss) on:
Investments	84,060	4,395
Futures Contracts	1,043	(139)
Swap Contracts	—	337
Foreign Currency Transactions	(272)	2,329
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(85,127)	2,387
Affiliated Investments	17	—
Futures Contracts	765	(104)
Swap Contracts	—	(402)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(34)	(318)
Net Increase in Net Assets Resulting from Operations	$8,283	$12,822

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Statements of Changes in Net Assets ($ Thousands)

For the six months ended January 31, 2015 (Unaudited) and the year ended July 31, 2014

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	08/01/14 to 01/31/15	2014	08/01/14 to 01/31/15	2014
Operations:
Net investment Income	$7,831	$8,783	$4,337	$5,196
Net Realized Gain from Investments, Futures Contracts and Swap Contracts	85,103	74,589	4,593	1,138
Net Realized Gain/(Loss) on Foreign Currency Transactions	(272)	(25)	2,329	(1,108)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Futures Contracts and Swap Contracts	(84,345)	49,649	1,881	5,794
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(34)	(5)	(318)	135
Net Increase in Net Assets Resulting from Operations	8,283	132,991	12,822	11,155
Dividends and Distributions From:
Net Investment Income	(14,787)	(7,636)	(4,439)	(7,225)
Net Realized Gains	(124,670)	(17,592)	(132)	—
Total Dividends and Distributions	(139,457)	(25,228)	(4,571)	(7,225)
Capital Share Transactions(1):
Proceeds from Shares Issued	210,181	399,831	64,459	119,511
Reinvestment of Dividends & Distributions	138,911	25,148	4,558	7,210
Cost of Shares Redeemed	(92,503)	(170,958)	(25,667)	(356,254)
Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	256,589	254,021	43,350	(229,533)
Net Increase/(Decrease) in Net Assets	125,415	361,784	51,601	(225,603)
Net Assets:
Beginning of Period	1,388,377	1,026,593	429,945	655,548
End of Period	$1,513,792	$1,388,377	$481,546	$429,945
Undistributed/(Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(681)	$6,275	$520	$622

(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	29

Financial Highlights

For the six months ended January 31, 2015 (Unaudited) and the years ended July 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	` Net Investment Income(1)	Net Realized and Unrealized Gains/ (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
Tactical Offensive Equity Fund
2015@	$14.43	$0.08	$0.02	$0.10	$(0.13)	$(1.20)	$(1.33)	$13.20	0.62%	$1,513,792	0.70%	0.70%	0.85%	1.05%	62%
2014	13.15	0.10	1.48	1.58	(0.09)	(0.21)	(0.30)	14.43	12.08	1,388,377	1.10	1.10	1.19	0.72	62
2013	10.76	0.11	2.51	2.62	(0.23)	—	(0.23)	13.15	24.64	1,026,593	1.10	1.10	1.19	0.93	93
2012	9.80	0.14	0.89 ^	1.03	(0.07)	—	(0.07)	10.76	10.60	796,618	1.10	1.10	1.22	1.29	194
2011*	10.00	0.06	(0.26)	(0.20)	—	—	—	9.80	(2.00)	757,415	1.10	1.10	1.21	1.41	77
Tactical Offensive Fixed Income Fund
2015@	$10.25	$0.10	$0.18	$0.28	$(0.10)	$—	$(0.10)	$10.43	2.77%	$481,546	0.52%	0.52%	0.71%	1.89%	208%
2014	10.03	0.13	0.28	0.41	(0.19)	—	(0.19)	10.25	4.16	429,945	0.80	0.80	0.85	1.31	389
2013	10.56	0.14	(0.22)	(0.08)	(0.21)	(0.24)	(0.45)	10.03	(0.89)	655,548	0.80	0.80	0.84	1.30	292
2012	10.26	0.17	0.57	0.74	(0.24)	(0.20)	(0.44)	10.56	7.44	586,652	0.80	0.86	0.86	1.63	310
2011*	10.00	0.07	0.26	0.33	(0.07)	—	(0.07)	10.26	3.33	511,383	0.80	0.80	0.85	1.74	180

@	For the six month period ended January 31, 2015. All ratios for the period have been annualized.
*	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) on securities calculated using average shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Notes to Financial Statements (Unaudited)

January 31, 2015

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Funds and no Sub-Adviser will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	31

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2015

when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the adviser or sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, the adviser or sub-adviser may request that a Fair Value Meeting be called.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, time deposits, commercial paper, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain corporate obligations and mortgage-backed securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2015.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2015.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2015, if applicable.

Futures Contracts — The Funds utilized futures contracts during the period ended January 31, 2015. To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2015, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	33

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2015

by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2015. The Funds did not hold any open option/swaption contracts as of January 31, 2015.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds

(i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of January 31, 2015. The Funds had no open swap contracts as of January 31, 2015.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	35

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2015

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2015.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of January 31, 2015 was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended January 31, 2015 ($ Thousands)			Period Ended January 31, 2015 ($ Thousands)
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Tactical Offensive Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$233	*	Net Assets — Unrealized depreciation on futures contracts	$204	*

Total Derivatives not accounted for as hedging instruments		$233			$204

	Asset Derivatives		Liability Derivatives
	Period Ended January 31, 2015 ($ Thousands)		Period Ended January 31, 2015 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Tactical Offensive Fixed Income Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$21	Unrealized loss on forward foreign currency contracts	$115

Total Derivatives not accounted for as hedging instruments		$21		$115

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2015.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Equity contracts	$1,043	$—	$—	$1,043
Total	$1,043	$—	$—	$1,043
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$3,593	$—	$3,593
Interest rate contracts	(139)	—	—	(139)
Credit contracts	—	—	337	337
Total	$(139)	$3,593	$337	$3,791

Change in unrealized appreciation or (depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Equity contracts	$765	$—	$—	$765
Total	$765	$—	$—	$765
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$(311)	$—	$(311)
Interest rate contracts	(104)	—	—	(104)
Credit contracts	—	—	(402)	(402)
Total	$(104)	$(311)	$(402)	$(817)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	37

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2015

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of January 31, 2015 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreement	Total
Tactical Offensive Equity Fund	$—	$—	$—	$532	$—	$532
Total Exchange-Traded or Centrally Cleared	$—	$—	$—	$532	$—	$532

Cash with an aggregate market value of $1,207 ($ Thousands) has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2015.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2015 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
Tactical Offensive Fixed Income Fund	$21	$—	$21	$115	$—	$115	$(94)	$—		$(94)

Total Over the Counter	$21	$—	$21	$115	$—	$115

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

Effective October 1, 2014, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2015, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the expense limitations for each Fund for the period prior to October 1, 2014:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.70%	0.20%	0.25%	1.25%	1.10%
Tactical Offensive Fixed Income Fund	0.35	0.20	0.25	0.89	0.80

Effective October 1, 2014, the annual fees payable to the Adviser, Administrator and Distributor and the expense limitations for each Fund is as follows:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.20	0.25	0.70	0.38

As of January 31, 2015, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Tactical Offensive Equity Fund
SSgA Funds Management, Inc.
Tactical Offensive Fixed Income Fund
SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2015.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2015, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund.

The following is a summary of the transactions the Tactical Offensive Equity Fund had with affiliates for the period ended January 31, 2015 ($ Thousands):

SEI Daily Income Trust Prime Obligation Fund

Value 7/31/2014 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Appreciation (Depreciation) ($ Thousands)	Value 1/31/2015 ($ Thousands)	Dividend Income
$ 70,516	$45,568	$(116,084)	$—	$—	$1

SEI Investments

Value 7/31/2014 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Appreciation ($ Thousands)	Value 1/31/2015 ($ Thousands)	Dividend Income ($ Thousands)
$ —	$232	$ —	$17	$249	$1

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	39

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2015

in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank

Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2015, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows ($ Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	08/01/14 to 01/31/15	2014	08/01/14 to 01/31/15	2014
Shares Issued	14,736	28,600	6,263	11,796
Shares Issued in Lieu of Dividends and Distributions	10,340	1,816	445	714
Shares Redeemed	(6,614)	(12,314)	(2,493)	(35,944)
Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	18,462	18,102	4,215	(23,434)

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended January 31, 2015, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$1,082,952	$1,082,952
Sales	—	882,887	882,887
Tactical Offensive Fixed Income Fund
Purchases	612,437	285,645	898,082
Sales	627,473	206,744	834,217

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	2014	$7,636	$17,592	$25,228
	2013	8,345	—	8,345
Tactical Offensive Fixed Income Fund	2014	7,225	—	7,225
	2013	22,842	2,916	25,758

As of July 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings) ($ Thousands)
Tactical Offensive Equity Fund	$16,972	$33,710	$—	$169,997	$740	$221,419
Tactical Offensive Fixed Income Fund	1,194	—	(4,475)	6,417	(1,859)	1,277

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
Tactical Offensive Fixed Income Fund	$4,192	$283	$4,475

During the fiscal year ended July 31, 2014 the Tactical Offensive Equity Fund utilized $12,497 ($ Thousands) of short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at January 31, 2015, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2015, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Tactical Offensive Equity Fund	$1,424,979	$169,751	$(79,651)	$90,100
Tactical Offensive Fixed Income Fund	504,386	13,785	(5,512)	8,273

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2015.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	41

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Equity Fund
Actual Fund Return	$1,000.00	$1,028.40	0.70%	$3.58
Hypothetical 5% Return	$1,000.00	$1,021.68	0.70%	$3.57

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Fixed Income Fund
Actual Fund Return	$1,000.00	$1,013.80	0.52%	$2.64
Hypothetical 5% Return	$1,000.00	$1,022.58	0.52%	$2.65

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and manages the asset allocation of the Fund and also directly manages a portion of the Funds’ assets. Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-adviser (the “Sub-Adviser”) is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Adviser is also responsible for managing its employees who provide services to these Funds. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, during the course of the Trust’s fiscal year, the Board requests and receives written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses; (vii) the level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance systems; (ix) the Adviser’s and Sub-Adviser’s potential economies of scale; (x) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with the Funds’ benchmark indices. In connection with the various written materials received by the Board, it was determined that no readily available peer group comparable to the Fund is maintained by an independent party, however the Board was able to consider, on an aggregate basis, comparable expense data maintained by an independent party of the asset classes in which the Funds invests.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	43

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the September 15-16, 2014 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement and approved the selection of the Sub-Adviser to act in its capacity for the Funds. In addition, certain reductions to the advisory fees paid by the Funds went into effect on October 1, 2014. These changes were the result of the Funds shifting to a passively implemented investment strategy and were considered and approved by the Board during its in-person meeting on June 24-25, 2014. The Advisory Agreement is generally approved annually at a meeting of the Board in March of each year. A discussion of the Board’s most recent approval of the Advisory Agreement appears in the Funds’ annual report for the last fiscal year, which covers the period August 1, 2013 through July 31, 2014. Additional discussion of the Board’s consideration of the revised advisory fee schedule that went into effect on October 1, 2014 as well as discussion of the next renewal of the Advisory Agreement is expected to appear in the Funds’ annual report for the current fiscal year, which will cover the period August 1, 2014 through July 31, 2015. The Board’s approval of the revised fee schedule of the Advisory Agreement as well as the Board’s approval of the Sub-Advisory Agreement was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser dedicated to the Funds;

•	the profitability of SIMC and the Sub-Adviser and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and its affiliates dedicated to the Funds were sufficient to support approval of the Investment Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance and appropriate indices/benchmarks in light of total return, yield and market trends. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support approval of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio. The Trustees also considered the effects of SIMC’s waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. With respect to the Board’s consideration of the reduced advisory fees that went into effect on October 1, 2014, although it was determined that no readily available peer group comparable to the Fund is maintained by an independent party, the Board was able to consider, on an aggregate basis, comparable expense data maintained by an independent party of the asset classes in which the Funds invests. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Trustees found that profitability was reasonable. When considering the profitability of SIMC under the reduced fee structure to be effective as of October 1, 2014, the Board, at its June 24-25, 2014 meeting, took into account the fact that the Funds were shifting from an active investment strategy to a passive investment strategy. When considering the profitability of the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the Funds directly, and such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser are reasonable and supported approval of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

Adviser Managed Trust / Semi-Annual Report / January 31, 2015	45

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund is listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Fixed Income Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%

Australia — 1.4%
AGL Energy	14,776	$163
ALS	8,880	34
Alumina*	54,517	82
Amcor	28,028	279
AMP	68,343	307
APA Group	24,351	154
Asciano	21,116	99
ASX	4,223	125
Aurizon Holdings	52,197	201
AusNet Services	38,965	43
Australia & New Zealand Banking Group	62,534	1,607
Bank of Queensland	8,195	80
Bendigo & Adelaide Bank	9,456	99
BHP Billiton	72,719	1,657
Boral	17,010	74
Brambles	35,854	296
Caltex Australia	2,864	75
Coca-Cola Amatil	12,385	94
Cochlear	1,233	80
Commonwealth Bank of Australia	37,036	2,576
Computershare	10,383	94
Crown Resorts	7,859	83
CSL	10,685	732
Dexus Property Group‡	19,780	119
Federation Centres‡	30,669	72
Flight Centre Travel Group	1,230	36
Fortescue Metals Group	34,306	63
Goodman Group‡	41,229	197
GPT Group‡	36,585	129
Harvey Norman Holdings	12,121	37
Healthscope*	29,224	61
Iluka Resources	9,280	51
Incitec Pivot	36,904	104
Insurance Australia Group	54,496	272
Leighton Holdings	2,212	36
Lend Lease Group	13,494	175
Macquarie Group	6,947	336
Medibank*	61,195	113
Metcash	19,946	23
Mirvac Group‡	89,366	134
National Australia Bank	54,575	1,514
Newcrest Mining	16,820	178
Nordic American Offshore	1,500	17
Novion Property Group‡	45,514	82
Orica	8,266	117
Origin Energy	25,870	215
Qantas Airways*	23,932	49
QBE Insurance Group	29,566	244
Ramsay Health Care	2,800	130
REA Group	1,119	43
Rio Tinto	9,802	439
Santos	20,983	129
Scentre Group‡ *	121,107	358
Seek	7,012	98
Sonic Healthcare	9,581	141
Stockland‡	57,412	196
Suncorp Group	29,660	340
Sydney Airport	23,565	92
Tabcorp Holdings	16,611	59

Description	Shares	Market Value ($ Thousands)
Tatts Group	31,153	$94
Teekay Tankers, Cl A	7,200	37
Telstra	99,775	505
Toll Holdings	14,956	72
TPG Telecom	5,626	29
Transurban Group	41,942	301
Treasury Wine Estates	14,119	54
Tronox, Cl A	5,300	112
Wesfarmers	25,660	871
Westfield‡	45,210	347
Westpac Banking	71,143	1,909
Woodside Petroleum	17,059	455
Woolworths	28,616	708
WorleyParsons	4,495	34

		20,961

Austria — 0.0%
ANDRITZ	1,920	104
Erste Group Bank	6,606	143
IMMOFINANZ	20,121	46
OMV	3,134	78
Raiffeisen Bank International	2,404	28
Vienna Insurance Group Wiener Versicherung Gruppe	817	35
Voestalpine	2,954	105

		539

Bahamas — 0.0%
Ultrapetrol Bahamas*	1,700	3

Belgium — 0.3%
Ageas	5,546	190
Anheuser-Busch InBev	18,299	2,232
Belgacom	3,239	121
Colruyt	1,506	69
Delhaize Group	2,183	181
Groupe Bruxelles Lambert	1,728	143
KBC Groep	5,960	321
Solvay	1,468	201
Telenet Group Holding*	1,095	61
UCB	3,082	240
Umicore	2,303	96

		3,855

Brazil — 0.5%
Ambev	168,900	1,109
B2W Cia Digital*	4,200	36
Banco Bradesco*	27,000	337
Banco do Brasil	31,500	242
Banco Santander Brasil	2,100	10
BB Seguridade Participacoes	26,800	294
BM&FBovespa	68,400	232
BR Malls Participacoes	17,800	101
BRF	23,600	566
CCR	33,500	191
Centrais Eletricas Brasileiras	20,900	40
CETIP - Mercados Organizados	9,300	119
Cia de Saneamento Basico do Estado de Sao Paulo	11,900	59
Cia Siderurgica Nacional	27,900	43
Cielo	27,200	405
Cosan Industria e Comercio	4,300	39

1	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
CPFL Energia	9,200	$58
EcoRodovias Infraestrutura e Logistica	9,300	36
EDP - Energias do Brasil	9,200	30
Embraer	26,100	231
Estacio Participacoes	11,400	71
Fibria Celulose*	8,800	106
JBS	28,900	123
Klabin	18,700	95
Kroton Educacional	52,600	241
Lojas Americanas	29,600	130
Lojas Renner	4,700	123
M Dias Branco	1,200	37
Multiplan Empreendimentos Imobiliarios	3,900	70
Natura Cosmeticos	7,400	86
Odontoprev	8,600	33
Petroleo Brasileiro	139,100	417
Porto Seguro	4,800	48
Qualicorp*	8,000	79
Raia Drogasil	7,900	76
Souza Cruz	15,700	132
Sul America	6,900	29
Tim Participacoes	29,400	130
TOTVS	4,300	54
Tractebel Energia	6,500	75
Transmissora Alianca de Energia Eletrica	3,700	27
Ultrapar Participacoes	13,700	271
Via Varejo*	4,900	32
WEG	11,200	134

		6,797

Canada — 0.1%
Atlantic Power	10,700	28
Catamaran*	9,200	459
Lions Gate Entertainment	3,400	98
Masonite International*	2,600	163
MDC Partners, Cl A	4,000	96
Restaurant Brands International*	9,800	379
Tahoe Resources	3,600	49
Teekay	1,900	81
Thomson Reuters	15,500	595

		1,948

Chile — 0.1%
AES Gener	131,782	68
Aguas Andinas, Cl A	105,353	60
Banco de Credito e Inversiones	1,457	61
Banco Santander Chile	2,706,033	129
Cencosud	49,497	121
Cia Cervecerias Unidas	5,971	55
Colbun	381,359	104
Corpbanca	6,180,095	68
Empresa Nacional de Electricidad	139,510	200
Empresas COPEC	18,178	206
Enersis	741,848	230
ENTEL Chile	6,225	58
Latam Airlines Group*	13,122	139
SACI Falabella	36,780	241
Vina Concha y Toro	20,477	37

		1,777

Description	Shares	Market Value ($ Thousands)
China — 1.3%
AAC Technologies Holdings	26,500	$170
Agricultural Bank of China, Cl H	768,000	376
Air China, Cl H	62,000	59
Aluminum Corp of China, Cl H*	148,000	68
Anhui Conch Cement, Cl H	47,500	160
ANTA Sports Products	35,000	62
AviChina Industry & Technology, Cl H	92,000	60
Bank of China, Cl H	2,835,000	1,587
Bank of Communications, Cl H	312,000	262
BBMG, Cl H	40,000	35
Beijing Capital International Airport, Cl H	52,000	49
Byd, Cl H	22,000	80
CGN Power, Cl H* (A)	190,000	81
China Cinda Asset Management, Cl H*	194,000	92
China CITIC Bank, Cl H	292,000	217
China Coal Energy, Cl H	141,000	78
China Communications Construction, Cl H	157,000	171
China Communications Services, Cl H	82,000	37
China Construction Bank, Cl H	2,574,000	2,068
China COSCO Holdings, Cl H	88,500	44
China Everbright Bank, Cl H	94,000	50
China Galaxy Securities, Cl H	56,000	60
China Longyuan Power Group, Cl H	108,000	117
China Lumena New Materials* (B)	1,228,000	198
China Merchants Bank, Cl H	163,500	366
China National Building Material, Cl H	116,000	112
China Oilfield Services, Cl H	64,000	105
China Pacific Insurance Group, Cl H	94,000	455
China Petroleum & Chemical, Cl H	910,000	719
China Railway Construction, Cl H	80,500	93
China Railway Group, Cl H	156,000	114
China Shipping Container Lines, Cl H*	128,000	40
China Telecom, Cl H	494,000	293
China Vanke, Cl H*	53,200	116
Chongqing Changan Automobile, Cl B	31,500	79
Chongqing Rural Commercial Bank, Cl H	90,000	55
CITIC Securities, Cl H	41,500	134
Country Garden Holdings	183,000	73
CSR (B)	82,000	100
Datang International Power Generation, Cl H	94,000	51
ENN Energy Holdings	26,000	154
Evergrande Real Estate Group	228,000	95
Fosun International	67,500	95
Great Wall Motor, Cl H	37,000	213
Guangzhou R&F Properties	45,600	52
Huadian Power International, Cl H	56,000	51
Huaneng Power International, Cl H	126,000	179

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Industrial & Commercial Bank of China, Cl H	2,633,000	$1,895
Inner Mongolia Yitai Coal, Cl B	37,100	52
Intime Retail Group	39,000	24
Jiangsu Expressway, Cl H	42,000	52
Jiangxi Copper, Cl H	54,000	88
Kingsoft	22,000	53
PetroChina, Cl H	754,000	816
PICC Property & Casualty, Cl H	129,540	254
Ping An Insurance Group of China, Cl H	93,000	991
Semiconductor Manufacturing International*	850,000	75
Shandong Weigao Group Medical Polymer, Cl H	64,000	50
Shanghai Electric Group, Cl H	104,000	64
Shanghai Fosun Pharmaceutical Group, Cl H	13,500	49
Shanghai Pharmaceuticals Holding, Cl H	23,600	51
Shenzhou International Group Holdings	19,000	69
Shimao Property Holdings	49,500	104
Sihuan Pharmaceutical Holdings Group	142,000	92
Sino-Ocean Land Holdings	125,500	80
Sinopec Engineering Group, Cl H	47,000	34
Sinopec Shanghai Petrochemical, Cl H	114,000	33
Sinopharm Group, Cl H	42,400	155
Sinotrans, Cl H	63,000	45
SOHO China	79,500	55
Sun Art Retail Group	81,500	74
Tencent Holdings	183,800	3,129
Tingyi Cayman Islands Holding	68,000	168
Tsingtao Brewery, Cl H	12,000	81
Uni-President China Holdings	43,000	37
Want Want China Holdings	212,000	255
Weichai Power, Cl H	20,000	79
Yanzhou Coal Mining, Cl H	64,000	51
Zhuzhou CSR Times Electric, Cl H	18,500	104
Zijin Mining Group, Cl H	206,000	62
ZTE, Cl H	21,600	47

		19,193

Colombia — 0.0%
Almacenes Exito	6,471	67
Cementos Argos	15,893	60
Ecopetrol	173,585	139
Financiera Colombiana	3,224	49
Interconexion Electrica ESP	10,192	31
Isagen ESP	27,433	33

		379

Czech Republic — 0.0%
Central European Media Enterprises, Cl A*	5,600	15
CEZ	5,395	126
Komercni banka	533	109
O2 Czech Republic	2,039	18

		268

Description	Shares	Market Value ($ Thousands)
Denmark — 0.3%
AP Moeller - Maersk, Cl A	95	$186
AP Moeller - Maersk, Cl B	169	343
Carlsberg, Cl B	2,298	169
Coloplast, Cl B	2,384	188
Danske Bank	15,402	399
DSV	3,781	119
ISS*	2,056	61
Novo Nordisk, Cl B	46,036	2,062
Novozymes, Cl B	5,759	263
Pandora	2,692	193
TDC	17,087	126
Tryg	459	54
Vestas Wind Systems*	5,330	209
William Demant Holding*	495	38

		4,410

Egypt — 0.0%
Global Telecom Holding SAE GDR*	28,077	81

Finland — 0.2%
Elisa	2,992	80
Fortum	9,586	204
Kone, Cl B	7,429	335
Metso	2,436	74
Neste Oil	2,665	74
Nokia	85,738	662
Nokian Renkaat	2,499	62
Orion, Cl B	2,170	71
Sampo, Cl A	10,375	502
Stora Enso, Cl R	11,616	113
UPM-Kymmene	13,163	232
Wartsila Abp	3,230	150

		2,559

France — 1.8%
Accor	4,071	204
Aeroports de Paris	644	77
Air Liquide	7,819	988
Alcatel-Lucent*	68,971	241
Alstom	4,611	151
Arkema	1,391	100
AtoS	2,018	149
AXA	41,206	970
BNP Paribas	24,326	1,284
Bollore	11,500	50
Bouygues	4,196	150
Bureau Veritas	4,783	102
Capital Gemini	3,510	256
Carrefour	14,065	442
Casino Guichard Perrachon	1,199	109
Christian Dior	1,185	205
Cie de Saint-Gobain	10,671	457
Cie Generale des Etablissements Michelin	4,372	428
CNP Assurances	3,688	65
Credit Agricole	22,732	271
Danone	13,155	884
Dassault Systemes	3,015	187
Edenred	4,431	128

3	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Electricite de France	5,182	$141
Essilor International	4,570	511
Eurazeo	809	57
Eutelsat Communications	3,338	115
Fonciere Des Regions‡	603	62
GDF Suez	32,904	732
Gecina‡	600	79
Groupe Eurotunnel	9,918	133
Hermes International	640	217
ICADE‡	795	69
Iliad	569	132
Imerys	736	53
JCDecaux	1,418	51
Kering	1,778	360
Klepierre‡	3,852	182
Lafarge	4,445	305
Lagardere SCA	2,493	68
Legrand	6,115	329
L’Oreal	5,813	1,043
LVMH Moet Hennessy Louis Vuitton	6,329	1,025
Natixis	22,240	142
Numericable-SFR*	2,699	141
Orange	43,083	759
Pernod Ricard	4,961	597
Peugeot	8,463	123
Publicis Groupe	4,321	324
Remy Cointreau	523	39
Renault	4,552	350
Rexel	5,866	110
Safran	6,342	424
Sanofi	27,173	2,514
Schneider Electric	11,923	901
SCOR	3,260	102
Societe BIC	620	88
Societe Generale	16,479	666
Sodexo	2,207	219
Suez Environnement	6,223	114
Technip	2,201	129
Thales	1,969	104
Total	48,916	2,512
Unibail-Rodamco‡	2,249	635
Valeo	1,767	251
Vallourec	2,347	51
Veolia Environnement*	9,163	168
Vinci	11,158	590
Vivendi	27,998	665
Wendel	673	76
Zodiac Aerospace	4,129	137

		26,493

Germany — 1.6%
adidas	4,743	328
Allianz	10,456	1,727
Axel Springer	842	52
BASF	21,033	1,887
Bayer	18,887	2,729
Bayerische Motoren Werke	7,523	878
Beiersdorf	2,221	195
Brenntag	3,327	181
Celesio	1,088	32
Commerzbank*	22,924	276
Continental	2,469	559

Description	Shares	Market Value ($ Thousands)
Daimler	22,039	$2,002
Deutsche Annington Immobilien	5,414	188
Deutsche Bank	31,284	911
Deutsche Boerse	4,459	342
Deutsche Lufthansa	5,023	85
Deutsche Post	22,421	728
Deutsche Telekom	71,914	1,240
Deutsche Wohnen	6,140	160
E.ON	45,655	707
Fraport Frankfurt Airport Services Worldwide	793	49
Fresenius & KGaA	8,794	504
Fresenius Medical Care & KGaA	4,998	370
GEA Group	4,297	195
Hannover Rueck	1,297	116
HeidelbergCement	3,394	250
Henkel & KGaA	2,717	278
HUGO BOSS	932	120
Infineon Technologies	26,182	295
K+S	3,704	117
Kabel Deutschland Holding	479	65
LANXESS	1,979	95
Linde	4,223	810
MAN	761	81
Merck KGaA	2,965	297
METRO	3,480	107
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,946	793
OSRAM Licht*	1,919	89
ProSiebenSat.1 Media	5,255	233
RWE	11,455	318
SAP	21,140	1,380
Siemens	18,045	1,894
Symrise	2,731	179
Telefonica Deutschland Holding	12,306	69
ThyssenKrupp	10,415	271
TUI*	11,187	196
United Internet	3,012	131
Volkswagen	641	143

		24,652

Greece — 0.0%
Alpha Bank AE*	155,416	57
Eurobank Ergasias*	299,649	37
FF Group	1,385	41
Hellenic Telecommunications Organization	8,798	73
JUMBO	4,050	39
National Bank of Greece*	58,555	61
Navios Maritime Acquisition	7,000	23
Navios Maritime Holdings	7,000	25
OPAP	8,404	71
Piraeus Bank*	81,630	48
Public Power	4,729	26
Titan Cement	2,024	45

		546

Hong Kong — 1.4%
AIA Group	272,400	1,590
Alibaba Health Information Technology*	85,400	56
ASM Pacific Technology	5,300	48
Bank of East Asia	27,800	116

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Beijing Enterprises Holdings	18,000	$138
Beijing Enterprises Water Group	148,000	98
Belle International Holdings	165,000	187
BOC Hong Kong Holdings	88,000	309
Brilliance China Automotive Holdings	108,000	198
Cathay Pacific Airways	24,000	56
Cheung Kong Holdings	32,000	613
Cheung Kong Infrastructure Holdings	15,000	124
China Agri-Industries Holdings	77,000	31
China CNR, Cl H* (A)	64,500	83
China Everbright	30,000	65
China Everbright International	87,000	129
China Gas Holdings	70,000	109
China Huishan Dairy Holdings	197,000	32
China International Marine Containers Group, Cl H	21,400	41
China Life Insurance, Cl H	266,000	1,050
China Medical System Holdings	37,200	64
China Mengniu Dairy	49,000	223
China Merchants Holdings International	40,000	147
China Minsheng Banking, Cl H	222,500	271
China Mobile	218,000	2,882
China Overseas Land & Investment	146,000	423
China Resources Cement Holdings	68,000	41
China Resources Enterprise	42,000	92
China Resources Gas Group	30,000	73
China Resources Land	78,000	200
China Resources Power Holdings	68,000	192
China Shenhua Energy, Cl H	121,500	333
China South City Holdings	84,000	28
China State Construction International Holdings	64,000	98
China Taiping Insurance Holdings*	37,858	117
China Unicom	212,000	321
CITIC	79,000	136
CLP Holdings	44,500	397
CNOOC	637,000	836
COSCO Pacific	60,000	87
CSPC Pharmaceutical Group	102,000	86
Dongfeng Motor Group, Cl H	94,000	137
Far East Horizon	50,000	43
First Pacific	48,000	49
Franshion Properties China	160,000	47
Galaxy Entertainment Group	53,000	280
GCL-Poly Energy Holdings	345,000	75
Geely Automobile Holdings	185,000	76
Genting Singapore	157,000	125
GOME Electrical Appliances Holding	353,000	49
Guangdong Investment	86,000	115
Guangzhou Automobile Group, Cl H	76,000	69
Haier Electronics Group	39,000	105
Haitian International Holdings	25,000	49
Haitong Securities, Cl H	54,400	118
Hanergy Thin Film Power Group	444,000	207
Hang Lung Properties	50,000	147
Hang Seng Bank	18,200	319
Henderson Land Development	25,000	179
Hengan International Group	28,000	333
HKT Trust & HKT	55,000	72

Description	Shares	Market Value ($ Thousands)
Hong Kong & China Gas	146,000	$335
Hong Kong Exchanges and Clearing	24,900	574
Hutchison Whampoa	49,000	650
Hysan Development	14,000	68
Kerry Properties	14,500	51
Kingboard Chemical Holdings	23,000	37
Kunlun Energy	112,000	117
Lee & Man Paper Manufacturing	48,000	25
Lenovo Group	238,000	308
Li & Fung	128,000	127
Link‡	53,500	362
Longfor Properties	56,500	74
MGM China Holdings	21,200	52
MTR	31,500	140
New China Life Insurance, Cl H(C)	30,500	176
New World China Land	96,000	60
New World Development	112,000	134
Nine Dragons Paper Holdings	56,000	41
Noble Group	116,000	91
NWS Holdings	32,000	60
PCCW	84,000	56
People’s Insurance Group of China, Cl H	240,000	117
Power Assets Holdings	33,000	346
Shanghai Industrial Holdings	19,000	56
Shangri-La Asia	30,000	39
Shui On Land	174,000	39
Sino Biopharmaceutical	104,000	104
Sino Land	65,930	111
SJM Holdings	43,000	63
Sun Hung Kai Properties	37,000	604
Swire Pacific, Cl A	15,500	208
Swire Properties	25,000	80
Techtronic Industries	34,500	113
WH Group* (A)	80,500	46
Wharf Holdings	35,000	284
Wheelock	20,000	114
Wynn Macau	33,600	94
Yue Yuen Industrial Holdings	15,500	58
Yuexiu Property	274,000	53
Zhejiang Expressway, Cl H	50,000	64

		20,845

Hungary — 0.0%
MOL Hungarian Oil & Gas	2,025	81
OTP Bank	8,810	117
Richter Gedeon Nyrt	6,327	86

		284

India — 0.1%
Dr Reddy’s Laboratories ADR	3,921	198
GAIL India GDR	1,766	73
Infosys ADR	17,000	580

		851

Indonesia — 0.3%
Adaro Energy	516,900	41
Astra Agro Lestari	15,100	28
Astra International	707,900	439
Bank Central Asia	403,100	426
Bank Danamon Indonesia	115,800	40
Bank Mandiri Persero	313,700	272

5	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Bank Negara Indonesia Persero	242,000	$119
Bank Rakyat Indonesia Persero	379,400	350
Bumi Serpong Damai	345,300	55
Charoen Pokphand	258,500	81
Global Indemnity, Cl A*	700	18
Global Mediacom	237,800	35
Gudang Garam	19,800	90
Indo Tambangraya Megah	15,300	20
Indocement Tunggal Prakarsa	55,600	101
Indofood CBP Sukses Makmur	36,700	42
Indofood Sukses Makmur	150,600	90
Jasa Marga Persero	59,500	34
Kalbe Farma	708,400	104
Lippo Karawaci	758,600	68
Matahari Department Store	68,600	84
Media Nusantara Citra	177,100	40
Perusahaan Gas Negara Persero	367,100	146
Semen Indonesia Persero	112,500	130
Surya Citra Media	163,500	44
Tambang Batubara Bukit Asam Persero	29,300	26
Telekomunikasi Indonesia Persero	1,619,600	362
Tower Bersama Infrastructure	81,300	61
Unilever Indonesia	52,600	149
United Tractors	67,500	95
XL Axiata	90,500	34

		3,624

Ireland — 0.9%
Accenture, Cl A	28,200	2,370
Actavis*	11,300	3,012
Alkermes*	6,400	462
Ardmore Shipping	1,500	17
Bank of Ireland*	654,613	198
CRH	17,083	411
Eaton	21,300	1,344
Endo International*	8,952	713
Experian	22,803	402
Fleetmatics Group*	300	10
Horizon Pharma*	500	8
Ingersoll-Rand	12,000	797
Jazz Pharmaceuticals*	2,600	440
Kerry Group, Cl A	3,439	249
Mallinckrodt*	5,000	530
Pentair	8,800	544
Perrigo	6,300	956
Prothena*	2,300	52
Ryanair Holdings ADR*	700	46
Tyco International	16,200	661

		13,222

Israel — 0.1%
Bank Hapoalim	27,302	122
Bank Leumi Le-Israel*	27,994	94
Bezeq The Israeli Telecommunication	41,249	66
Delek Group	102	25
Israel	56	18
Israel Chemicals	9,339	67
magicJack VocalTec*	1,500	10
Mizrahi Tefahot Bank*	3,032	33
NICE-Systems	1,222	60
Stratasys*	2,300	183

Description	Shares	Market Value ($ Thousands)
Teva Pharmaceutical Industries	19,762	$1,127
Wix.com*	1,200	24

		1,829

Italy — 0.4%
Assicurazioni Generali	26,102	551
Atlantia	9,569	247
Banca Monte dei Paschi di Siena*	95,191	43
Banco Popolare SC*	8,862	112
CNH Industrial	20,457	155
Enel	153,032	692
Enel Green Power	37,259	74
Eni	57,681	970
EXOR	2,128	87
Fiat Chrysler Automobiles*	21,629	286
Finmeccanica	8,559	94
Intesa Sanpaolo	284,320	826
Luxottica Group	4,045	241
Mediobanca	14,735	128
Pirelli & C.	5,129	73
Prysmian	4,401	81
Saipem	5,685	51
Snam	49,138	240
Telecom Italia	361,862	393
Terna Rete Elettrica Nazionale	32,733	143
UniCredit	102,383	605
Unione di Banche Italiane SCpA	20,336	140
UnipolSai	19,289	53

		6,285

Japan — 4.1%
ABC-Mart	500	25
Acom*	8,900	24
Advantest	3,400	44
Aeon	16,200	172
AEON Financial Service	2,500	45
Aeon Mall	2,500	42
Air Water	4,000	69
Aisin Seiki	4,200	148
Ajinomoto	14,000	291
Alfresa Holdings	7,800	93
Amada	7,800	72
ANA Holdings	25,000	69
Aozora Bank	24,000	88
Asahi Glass	22,000	118
Asahi Group Holdings	9,200	305
Asahi Kasei	31,000	309
Asics	3,200	79
Astellas Pharma	48,900	762
Bandai Namco Holdings	3,900	80
Bank of Kyoto	7,000	59
Bank of Yokohama	28,000	153
Benesse Holdings	1,500	45
Bridgestone	14,900	601
Brother Industries	5,200	90
Calbee	1,700	67
Canon	25,800	822
Casio Computer	4,600	73
Central Japan Railway	3,400	588
Chiba Bank	17,000	116
Chiyoda	5,000	39
Chubu Electric Power	14,000	186
Chugai Pharmaceutical	4,900	147

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Chugoku Bank	3,400	$49
Chugoku Electric Power	6,400	89
Citizen Holdings	5,700	46
COLOPL*	1,000	23
Credit Saison	3,200	55
Dai Nippon Printing	12,000	109
Daicel	7,000	88
Daihatsu Motor	4,200	59
Dai-ichi Life Insurance	24,800	337
Daiichi Sankyo	14,300	209
Daikin Industries	5,200	366
Daito Trust Construction	1,700	191
Daiwa House Industry	13,800	257
Daiwa Securities Group	37,000	272
Denso	11,100	496
Dentsu	5,100	211
Don Quijote Holdings	1,200	88
East Japan Railway	7,500	583
Eisai	5,900	296
Electric Power Development	2,500	92
FamilyMart	1,200	52
FANUC	4,300	728
Fast Retailing	1,200	450
Fuji Electric	12,000	52
Fuji Heavy Industries	13,600	497
FUJIFILM Holdings	10,700	364
Fujitsu	41,000	218
Fukuoka Financial Group	17,000	86
GungHo Online Entertainment	8,600	30
Gunma Bank	7,000	46
Hachijuni Bank	10,000	67
Hakuhodo DY Holdings	5,100	51
Hamamatsu Photonics	1,500	71
Hankyu Hanshin Holdings	24,000	134
Hikari Tsushin	500	29
Hino Motors	5,700	82
Hirose Electric	700	85
Hiroshima Bank	10,000	50
Hisamitsu Pharmaceutical	1,200	41
Hitachi	110,000	840
Hitachi Chemical	2,200	45
Hitachi Construction Machinery	2,400	45
Hitachi High-Technologies	1,200	38
Hitachi Metals	5,000	82
Hokuhoku Financial Group	27,000	56
Hokuriku Electric Power	3,700	53
Honda Motor	36,900	1,125
Hoya	9,600	376
Hulic	5,100	47
Ibiden	2,700	41
Idemitsu Kosan	2,000	34
IHI	33,000	174
Iida Group Holdings	4,400	55
Inpex	21,300	236
Isetan Mitsukoshi Holdings	7,300	104
Isuzu Motors	13,200	178
ITOCHU	34,600	353
Itochu Techno-Solutions	500	18
Iyo Bank	5,400	63
J Front Retailing	5,200	67
Japan Airlines	5,000	171
Japan Display	7,300	26
Japan Exchange Group	5,600	132
Japan Prime Realty Investment‡	17	60

Description	Shares	Market Value ($ Thousands)
Japan Real Estate Investment‡	27	$132
Japan Retail Fund Investment‡	59	128
Japan Tobacco	25,000	688
JFE Holdings	11,700	260
JGC	5,000	103
Joyo Bank	15,000	76
JSR	4,000	71
JTEKT	4,400	74
JX Holdings	49,300	183
Kajima	18,000	72
Kakaku.com	3,200	46
Kamigumi	5,000	50
Kaneka	5,000	31
Kansai Electric Power	15,500	151
Kansai Paint	5,000	88
Kao	11,800	520
Kawasaki Heavy Industries	31,000	150
KDDI	13,300	947
Keihan Electric Railway	11,000	67
Keikyu	10,000	78
Keio	12,000	98
Keisei Electric Railway	7,000	91
Keyence	1,100	520
Kikkoman	4,000	119
Kintetsu	40,000	142
Kirin Holdings	17,900	242
Kobe Steel	65,000	115
Koito Manufacturing	2,200	72
Komatsu	21,400	425
Konami	2,200	41
Konica Minolta	10,300	115
Kubota	26,000	390
Kuraray	7,500	95
Kurita Water Industries	2,200	47
Kyocera	7,600	338
Kyowa Hakko Kirin	5,000	57
Kyushu Electric Power	9,500	92
Lawson	1,500	99
LIXIL Group	6,000	118
M3	4,300	87
Mabuchi Motor	1,000	41
Makita	2,800	126
Marubeni	35,800	199
Marui Group	5,100	54
Maruichi Steel Tube	1,000	24
Mazda Motor	12,500	260
McDonald’s Holdings Japan	1,500	33
Medipal Holdings	2,900	34
MEIJI Holdings	1,500	166
Minebea	7,000	109
Miraca Holdings	1,200	54
Mitsubishi	32,300	569
Mitsubishi Chemical Holdings	29,800	156
Mitsubishi Electric	44,000	516
Mitsubishi Estate	29,000	588
Mitsubishi Gas Chemical	7,000	32
Mitsubishi Heavy Industries	70,000	390
Mitsubishi Logistics	3,000	45
Mitsubishi Materials	24,000	76
Mitsubishi Motors	13,800	118
Mitsubishi Tanabe Pharma	4,900	78
Mitsubishi UFJ Financial Group	288,300	1,552
Mitsubishi UFJ Lease & Finance	11,100	49
Mitsui	39,000	500

7	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Mitsui Chemicals	17,000	$50
Mitsui Fudosan	22,000	562
Mitsui OSK Lines	25,000	85
Mixi	1,100	39
Mizuho Financial Group	524,100	866
MS&AD Insurance Group Holdings	12,000	295
Murata Manufacturing	4,700	513
Nabtesco	2,500	65
Nagoya Railroad	17,000	67
NEC	56,000	159
Nexon	2,900	29
NGK Insulators	6,000	122
NGK Spark Plug	3,900	117
NH Foods	5,000	124
NHK Spring	3,400	31
Nidec	5,000	344
Nikon	7,400	95
Nintendo	2,500	243
Nippon Building Fund‡	32	158
Nippon Electric Glass	10,000	52
Nippon Express	20,000	118
Nippon Paint Holdings	5,000	158
Nippon Prologis‡	30	71
Nippon Steel & Sumitomo Metal	177,000	418
Nippon Telegraph & Telephone	8,600	514
Nippon Yusen	34,000	102
Nissan Motor	56,800	492
Nisshin Seifun Group	4,400	54
Nissin Foods Holdings	1,200	65
Nitori Holdings	1,500	85
Nitto Denko	3,500	211
NOK	2,000	58
Nomura Holdings	83,300	450
Nomura Real Estate Holdings	2,800	48
Nomura Research Institute	2,400	82
NSK	10,000	119
NTT Data	2,700	104
NTT DOCOMO	35,200	601
NTT Urban Development	2,500	24
Obayashi	15,000	96
Odakyu Electric Railway	15,000	147
Oji Holdings	17,000	65
Olympus	5,600	196
Omron	4,500	182
Ono Pharmaceutical	2,000	213
Oracle Japan	700	29
Oriental Land	1,200	291
ORIX	30,400	354
Osaka Gas	42,000	167
Otsuka	1,000	35
Otsuka Holdings	9,300	290
Panasonic	50,300	579
Park24	2,200	38
Rakuten	17,700	247
Recruit Holdings	3,100	91
Resona Holdings	51,500	258
Ricoh	15,400	152
Rinnai	700	47
Rohm	2,200	143
Sankyo	1,000	36
Sanrio	1,000	25
Santen Pharmaceutical	1,700	107
SBI Holdings	4,400	48
Secom	4,600	269

Description	Shares	Market Value ($ Thousands)
Sega Sammy Holdings	4,100	$54
Seibu Holdings	2,500	60
Seiko Epson	3,100	127
Sekisui Chemical	10,000	110
Sekisui House	11,900	155
Seven & i Holdings	17,200	635
Seven Bank	13,200	60
Sharp	35,000	69
Shikoku Electric Power	3,900	49
Shimadzu	5,000	52
Shimamura	500	45
Shimano	1,800	240
Shimizu	12,000	84
Shin-Etsu Chemical	9,400	628
Shinsei Bank	37,000	68
Shionogi	7,000	212
Shiseido	8,000	129
Shizuoka Bank	12,000	111
Showa Shell Sekiyu	4,200	41
SMC	1,300	353
SoftBank	22,100	1,310
Sompo Japan Nipponkoa Holdings	8,100	228
Sony	25,600	605
Sony Financial Holdings	3,700	52
Stanley Electric	3,200	72
Sumitomo	24,700	246
Sumitomo Chemical	36,000	143
Sumitomo Dainippon Pharma	3,400	36
Sumitomo Electric Industries	16,300	212
Sumitomo Heavy Industries	12,000	66
Sumitomo Metal Mining	12,000	173
Sumitomo Mitsui Financial Group	28,800	978
Sumitomo Mitsui Trust Holdings	79,000	280
Sumitomo Realty & Development	8,000	258
Sumitomo Rubber Industries	3,700	58
Suntory Beverage & Food	3,500	123
Suruga Bank	3,800	72
Suzuken	1,500	43
Suzuki Motor	8,500	272
Sysmex	3,200	144
T&D Holdings	12,600	144
Taiheiyo Cement	25,000	74
Taisei	22,000	129
Taisho Pharmaceutical Holdings	700	45
Taiyo Nippon Sanso	5,000	60
Takashimaya	5,000	44
Takeda Pharmaceutical	18,000	905
TDK	2,700	170
Teijin	20,000	60
Terumo	6,500	163
THK	2,500	61
Tobu Railway	22,000	106
Toho	2,400	55
Toho Gas	10,000	55
Tohoku Electric Power	9,800	124
Tokio Marine Holdings	15,500	546
Tokyo Electric Power	32,100	137
Tokyo Electron	4,000	289
Tokyo Gas	51,000	307
Tokyo Tatemono	10,000	68
Tokyu	25,000	167
Tokyu Fudosan Holdings	10,700	67
TonenGeneral Sekiyu	7,000	62
Toppan Printing	12,000	81

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Toray Industries	35,000	$301
Toshiba	92,000	372
TOTO	7,000	78
Toyo Seikan Group Holdings	3,500	45
Toyo Suisan Kaisha	2,000	71
Toyoda Gosei	1,500	33
Toyota Industries	3,800	207
Toyota Motor	62,500	4,068
Toyota Tsusho	4,700	113
Trend Micro	2,200	63
Unicharm	8,400	234
United Urban Investment‡	54	87
USS	4,600	73
West Japan Railway	3,700	191
Yahoo Japan	29,400	100
Yakult Honsha	2,000	122
Yamada Denki	19,000	71
Yamaguchi Financial Group	5,000	52
Yamaha	3,700	55
Yamaha Motor	5,500	122
Yamato Holdings	7,800	178
Yamato Kogyo	700	18
Yamazaki Baking	2,000	30
Yaskawa Electric	4,700	61
Yokogawa Electric	4,600	49
Yokohama Rubber	5,000	47

		61,584

Luxembourg — 0.1%
Altice*	1,874	157
Altisource Portfolio Solutions*	1,300	26
ArcelorMittal	23,145	221
Millicom International Cellular	1,434	92
RTL Group	804	76
SES	7,066	258
Tenaris	10,937	154
Trinseo*	1,000	15

		999

Macau — 0.0%
Sands China	54,000	265

Malaysia — 0.3%
AirAsia	46,300	36
Alliance Financial Group	34,500	45
AMMB Holdings	62,600	108
Astro Malaysia Holdings	58,900	47
Axiata Group	94,500	188
Berjaya Sports Toto	34,500	32
British American Tobacco	5,600	102
Bumi Armada	76,700	25
CIMB Group Holdings	169,361	257
Dialog Group	140,600	63
DiGi.Com	111,500	197
Felda Global Ventures Holdings	51,700	35
Gamuda	71,300	100
Genting	76,000	185
Genting Malaysia	110,500	124
Genting Plantations	7,600	21
Hong Leong Bank	24,300	94
Hong Leong Financial Group	6,700	31
IHH Healthcare	79,900	115

Description	Shares	Market Value ($ Thousands)
IJM	46,100	$88
IOI	100,400	130
IOI Properties Group	67,317	38
Kuala Lumpur Kepong	16,900	106
Lafarge Malaysia	13,000	35
Malayan Banking	165,300	397
Malaysia Airports Holdings	22,874	45
Maxis	69,700	136
MISC	42,800	91
Petronas Chemicals Group	91,400	128
Petronas Dagangan	8,500	41
Petronas Gas	22,300	136
PPB Group	15,900	64
Public Bank	96,000	480
RHB Capital	15,800	36
SapuraKencana Petroleum	135,900	100
Sime Darby	107,696	279
Telekom	42,400	82
Tenaga Nasional	99,500	398
UEM Sunrise	87,500	31
UMW Holdings	20,300	61
YTL	162,100	79
YTL Power International	47,100	21

		4,807

Mexico — 0.4%
Alfa, Cl A*	99,100	181
America Movil	1,184,700	1,271
Arca Continental*	14,100	84
Cemex*	424,600	377
Coca-Cola Femsa	14,800	121
Compartamos*	37,400	71
Controladora Comercial Mexicana	14,900	45
El Puerto de Liverpool*	6,300	64
Fibra Uno Administracion‡	86,000	260
Fomento Economico Mexicano*	68,300	572
Genomma Lab Internacional, Cl B*	28,000	44
Gruma, Cl B	6,400	69
Grupo Aeroportuario del Pacifico, Cl B	10,900	72
Grupo Aeroportuario del Sureste, Cl B*	7,300	96
Grupo Bimbo*	56,900	145
Grupo Carso	20,100	89
Grupo Comercial Chedraui*	11,400	32
Grupo Financiero Banorte, Cl O	87,700	447
Grupo Financiero Inbursa, Cl O	81,900	212
Grupo Financiero Santander Mexico, Cl B	64,100	136
Grupo Lala, Cl B*	20,800	41
Grupo Mexico	138,100	364
Grupo Televisa*	90,400	590
Industrias Penoles	5,365	107
Kimberly-Clark de Mexico, Cl A	55,900	109
Mexichem	33,200	92
Minera Frisco*	21,400	28
OHL Mexico*	27,400	52
Promotora y Operadora de Infraestructura*	11,000	124
Wal-Mart de Mexico	184,800	357

		6,252

9	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Netherlands — 1.1%
Aegon	41,347	$296
Airbus Group	13,369	712
Akzo Nobel	5,483	397
ASML Holding	8,211	864
Boskalis Westminster	1,869	83
Chicago Bridge & Iron	4,500	155
Cimpress*	3,000	242
Delta Lloyd	4,312	82
Frank’s International	1,500	25
Gemalto	1,716	125
Heineken	5,441	407
Heineken Holding	2,193	144
ING Groep*	88,912	1,116
James Hardie Industries	9,571	97
Koninklijke Ahold	21,190	383
Koninklijke DSM	4,007	213
Koninklijke KPN	77,496	240
Koninklijke Philips	21,719	602
Koninklijke Vopak	1,537	86
LyondellBasell Industries, Cl A	18,700	1,479
Nielsen	12,500	544
NN Group*	2,713	74
OCI*	1,794	63
QIAGEN*	15,867	364
Randstad Holding	2,625	139
Reed Elsevier	15,875	389
Royal Dutch Shell, Cl A	89,779	2,721
Royal Dutch Shell, Cl B	55,574	1,757
STMicroelectronics	16,314	136
TNT Express	9,234	61
Unilever	37,048	1,613
Wolters Kluwer	7,260	217

		15,826

New Zealand — 0.0%
Auckland International Airport	20,790	67
Contact Energy	7,823	40
Fletcher Building	15,088	92
Meridian Energy	37,972	53
Mighty River Power	15,000	37
Ryman Healthcare	8,015	48
Spark New Zealand	41,949	100

		437

Norway — 0.1%
Aker Solutions*	3,236	16
DNB	22,098	320
Gjensidige Forsikring	4,201	71
Knightsbridge Shipping	3,100	13
Nordic American Tankers	7,600	77
Norsk Hydro	28,750	169
Orkla	19,551	144
Seadrill	9,430	100
Statoil	24,989	414
Telenor	17,211	369
Yara International	4,257	221

		1,914

Description	Shares	Market Value ($ Thousands)
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	2,800	$78
Copa Holdings, Cl A	1,500	161

		239

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	6,600	75
Credicorp	2,100	303

		378

Philippines — 0.1%
Aboitiz Equity Ventures	65,890	85
Aboitiz Power	47,400	48
Alliance Global Group	73,200	42
Ayala	7,610	125
Ayala Land	253,300	207
Bank of the Philippine Islands	18,880	42
BDO Unibank	43,660	113
DMCI Holdings	143,300	50
Energy Development	300,600	58
Globe Telecom	1,280	51
International Container Terminal Services	12,240	32
JG Summit Holdings	80,450	119
Jollibee Foods	14,210	75
Megaworld	497,000	59
Metro Pacific Investments	472,300	55
Metropolitan Bank & Trust	4,100	9
Philippine Long Distance Telephone	3,370	227
SM Investments	5,060	107
SM Prime Holdings	241,300	102
Universal Robina	26,480	124

		1,730

Poland — 0.1%
Alior Bank*	2,102	49
Bank Millennium	17,357	35
Bank Pekao	5,003	241
Bank Zachodni	1,165	108
Cyfrowy Polsat	8,852	57
Energa	9,269	53
Getin Noble Bank*	47,241	25
Grupa Azoty	2,181	42
KGHM Polska Miedz	5,814	165
LPP*	35	71
mBank	601	76
Orange Polska	23,314	56
PGE Polska Grupa Energetyczna	31,392	165
Polski Koncern Naftowy Orlen	12,099	179
Polskie Gornictwo Naftowe i Gazownictwo	69,727	82
Powszechna Kasa Oszczednosci Bank Polski	33,719	312
Powszechny Zaklad Ubezpieczen	2,371	322
Tauron Polska Energia	46,041	62

		2,100

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	776,174	55

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Energias de Portugal	54,090	$206
Galp Energia SGPS	8,170	86
Jeronimo Martins SGPS	5,457	59

		406

Qatar — 0.1%
Barwa Real Estate	33,069	400
Commercial Bank of Qatar	5,212	97
Doha Bank QSC	5,156	83
Industries Qatar QSC	3,869	158
Masraf Al Rayan	13,701	169
Ooredoo QSC	3,323	105
Qatar Electricity & Water	1,698	88
Qatar Islamic Bank SAQ	2,971	84
Qatar National Bank SAQ	3,887	211
Vodafone Qatar	14,995	61

		1,456

Russia — 0.3%
Gazprom ADR	214,927	899
Lukoil ADR	18,533	749
Magnit GDR	8,884	339
Magnit PJSC GDR	560	21
MegaFon GDR	3,552	49
MMC Norilsk Nickel ADR	20,392	336
Mobile TeleSystems ADR	18,800	148
NOVATEK OAO GDR	3,308	232
Rosneft GDR	42,361	138
Rostelecom*	4,847	34
RusHydro JSC ADR	42,784	32
Sberbank of Russia ADR	93,154	345
Severstal PAO GDR	8,478	77
Sistema GDR	6,716	30
Surgutneftegas OAO ADR	55,123	246
Tatneft OAO ADR	8,571	202
Uralkali GDR	9,861	123
VTB Bank GDR	94,131	182

		4,182

Singapore — 0.4%
Ascendas‡	44,000	80
Avago Technologies, Cl A	11,200	1,152
CapitaCommercial Trust‡	45,000	59
CapitaLand	64,000	165
CapitaMall Trust‡	52,000	80
City Developments	10,000	74
ComfortDelGro	45,000	95
DBS Group Holdings	39,000	570
Global Logistic Properties	79,000	148
Golden Agri-Resources	152,000	47
Hutchison Port Holdings Trust, Cl U	121,000	87
Jardine Cycle & Carriage	3,000	94
Keppel	35,000	225
Keppel Land	15,000	50
Oversea-Chinese Banking	65,000	500
Sembcorp Industries	22,000	70
Sembcorp Marine	17,000	38
Singapore Airlines	12,000	112
Singapore Exchange	21,000	121
Singapore Press Holdings	34,000	104
Singapore Technologies Engineering	34,000	84

Description	Shares	Market Value ($ Thousands)
Singapore Telecommunications	182,000	$549
StarHub	12,000	37
Suntec Real Estate Investment Trust‡	53,000	74
United Overseas Bank	29,000	497
UOL Group	10,000	53
Wilmar International	41,000	98
Yangzijiang Shipbuilding Holdings	42,000	38

		5,301

Slovak Republic — 0.0%
Celltrion*	2,170	81

South Africa — 0.7%
African Rainbow Minerals	4,672	47
Anglo American Platinum*	2,214	68
AngloGold Ashanti	14,830	174
Aspen Pharmacare Holdings	11,404	430
Assore	1,181	16
Barclays Africa Group	11,655	199
Barloworld	8,659	66
Bidvest Group	11,409	317
Brait*	12,294	82
Coronation Fund Managers	8,397	75
Discovery	11,294	112
Exxaro Resources	4,845	43
FirstRand	110,706	496
Foschini Group	6,867	99
Gold Fields	28,020	157
Growthpoint Properties‡	79,800	201
Impala Platinum Holdings	19,848	129
Imperial Holdings	6,767	120
Investec	9,417	79
Kumba Iron Ore	2,725	53
Liberty Holdings	4,358	49
Life Healthcare Group Holdings	32,239	121
Massmart Holdings	3,731	53
Mediclinic International	12,790	127
MMI Holdings	35,071	94
Mr Price Group	8,202	187
MTN Group	59,390	1,032
Nampak	23,353	86
Naspers, Cl N	14,137	2,064
Nedbank Group	7,066	156
Netcare	32,983	110
Pick n Pay Stores	8,125	40
PPC	18,430	34
Rand Merchant Insurance Holdings	22,979	84
Redefine Properties‡	126,758	124
Remgro	16,910	394
Resilient Property Income Fund	8,755	67
RMB Holdings	25,034	143
Sanlam	65,744	397
Sappi*	18,465	76
Sasol	19,745	715
Shoprite Holdings	15,689	249
SPAR Group	5,656	90
Standard Bank Group	43,331	576
Steinhoff International Holdings	74,073	381
Telkom SOC	8,367	50
Tiger Brands	5,823	197

11	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Truworths International	12,822	$89
Tsogo Sun Holdings	13,307	31
Vodacom Group	13,046	151
Woolworths Holdings	31,965	239

		11,169

South Korea — 1.3%
Amorepacific*	112	271
AMOREPACIFIC Group*	102	117
BS Financial Group*	6,117	77
Cheil Industries*	470	58
Cheil Worldwide*	2,700	49
CJ*	495	78
CJ CheilJedang*	258	83
CJ Korea Express*	211	37
Coway*	1,951	157
Daelim Industrial*	1,011	51
Daewoo Engineering & Construction*	4,074	25
Daewoo International	1,670	42
Daewoo Securities*	6,597	61
Daewoo Shipbuilding & Marine Engineering*	3,834	68
Daum Kakao*	745	104
DGB Financial Group*	5,253	51
Dongbu Insurance*	1,483	72
Doosan	249	24
Doosan Heavy Industries & Construction*	2,165	46
Doosan Infracore*	5,079	47
E-Mart	713	136
GS Engineering & Construction*	1,732	40
GS Holdings*	1,617	62
Halla Visteon Climate Control*	1,293	55
Hana Financial Group	9,987	295
Hankook Tire*	2,518	121
Hanwha*	1,490	37
Hanwha Chemical*	3,629	41
Hanwha Life Insurance*	6,806	48
Hite Jinro*	4,792	102
Hotel Shilla	1,138	106
Hyosung*	757	50
Hyundai Department Store*	483	53
Hyundai Development - Engineering & Construction*	1,956	77
Hyundai Engineering & Construction*	2,494	100
Hyundai Glovis*	444	99
Hyundai Heavy Industries*	1,489	154
Hyundai Marine & Fire Insurance*	2,209	53
Hyundai Merchant Marine*	2,580	24
Hyundai Mipo Dockyard*	388	27
Hyundai Mobis	2,547	578
Hyundai Motor	7,776	1,205
Hyundai Steel	2,592	156
Hyundai Wia*	533	75
Industrial Bank of Korea*	8,743	104
Kangwon Land*	4,068	120
KB Financial Group*	13,438	452
KCC	360	181
KEPCO Plant Service & Engineering*	610	49
Kia Motors	9,920	417
Korea Aerospace Industries*	1,857	80

Description	Shares	Market Value ($ Thousands)
Korea Electric Power	8,931	$353
Korea Gas*	901	37
Korea Investment Holdings*	1,396	66
Korea Zinc*	318	125
Korean Air Lines*	976	42
KT*	2,271	62
KT&G	3,831	281
Kumho Petrochemical*	484	40
LG*	3,187	180
LG Chemical	1,736	315
LG Display	8,090	267
LG Electronics	3,928	218
LG Household & Health Care	319	201
LG Innotek	498	45
LG Uplus	6,523	72
Lotte Chemical*	513	82
Lotte Confectionery*	24	41
Lotte Shopping*	372	81
LS*	708	31
LS Industrial Systems*	643	36
Mirae Asset Securities*	905	38
NAVER	975	638
NCSoft	485	90
NH Investment & Securities*	4,492	46
OCI*	573	41
Orion*	123	118
Paradise	1,623	39
POSCO	2,274	525
S-1	633	46
Samsung C&T	4,360	222
Samsung Card	1,062	37
Samsung Electro-Mechanics	2,118	130
Samsung Electronics	4,391	5,481
Samsung Engineering*	1,035	36
Samsung Fire & Marine Insurance	1,153	311
Samsung Heavy Industries	5,863	96
Samsung Life Insurance	2,018	208
Samsung SDI	1,838	217
Samsung SDS	1,470	356
Samsung Securities*	2,183	95
Shinhan Financial Group*	14,846	611
Shinsegae	208	31
SK C&C*	661	142
SK Holdings	855	134
SK Hynix	20,006	872
SK Innovation*	2,059	176
SK Networks*	4,386	38
SK Telecom	346	91
S-Oil	1,531	85
Woori Bank*	10,287	83
Yuhan*	272	43

		20,266

Spain — 0.6%
Abertis Infraestructuras	9,803	192
ACS Actividades de Construccion y Servicios	3,699	129
Amadeus IT Holding, Cl A	9,384	377
Banco Bilbao Vizcaya Argentaria	134,031	1,150
Banco de Sabadell	79,236	201
Banco Popular Espanol	41,312	175
Banco Santander	327,289	2,201
Bankia*	112,528	147

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Bankinter	14,931	$104
CaixaBank	53,458	233
Cemex Latam Holdings*	6,383	40
Distribuidora Internacional de Alimentacion	13,196	86
Enagas	4,324	137
Ferrovial	8,927	177
Gas Natural SDG	7,493	176
Grifols	3,167	133
Iberdrola	115,894	801
Inditex	25,065	739
International Consolidated Airlines Group*	24,864	203
Mapfre	19,494	66
Red Electrica	2,525	215
Repsol	25,015	443
Telefonica*	95,823	1,439
Zardoya Otis	3,770	43

		9,607

Sweden — 0.6%
Alfa Laval	6,808	127
Assa Abloy, Cl B	7,551	413
Atlas Copco, Cl A	15,128	449
Atlas Copco, Cl B	9,103	249
Boliden	5,796	91
Electrolux	5,174	160
Elekta, Cl B	7,956	85
Getinge, Cl B	4,324	107
Hennes & Mauritz, Cl B	21,557	889
Hexagon, Cl B	6,206	197
Husqvarna, Cl B	8,656	60
ICA Gruppen	1,714	66
Industrivarden, Cl C	4,539	81
Investment Kinnevik, Cl B	5,585	167
Investor, Cl B	10,321	377
Lundin Petroleum*	4,667	61
Nordea Bank	69,004	878
Sandvik	24,817	260
Securitas, Cl B	6,524	80
Skandinaviska Enskilda Banken, Cl A	34,122	412
Skanska, Cl B	9,253	205
SKF, Cl B	9,643	228
Svenska Cellulosa, Cl B	13,368	323
Svenska Handelsbanken, Cl A	11,162	530
Swedbank, Cl A	20,271	492
Swedish Match	4,297	140
Tele2, Cl B	6,822	77
Telefonaktiebolaget LM Ericsson, Cl B	69,137	843
TeliaSonera	53,898	333
Volvo, Cl B	35,280	413

		8,793

Switzerland — 1.8%
ABB	49,853	960
Actelion	2,383	264
Adecco	3,949	296
Aryzta*	1,863	140
Baloise Holding	1,014	132
Barry Callebaut	49	49

Description	Shares	Market Value ($ Thousands)
Chocoladefabriken Lindt & Sprungli	26	$309
Cie Financiere Richemont	11,868	987
Coca-Cola HBC	4,280	69
Credit Suisse Group	34,660	733
EMS-Chemie Holding	176	68
Geberit	875	300
Givaudan	217	396
Holcim	5,374	376
Julius Baer Group	5,221	213
Kuehne + Nagel International	1,185	163
Lonza Group	1,110	132
Nestle	73,611	5,636
Novartis	52,645	5,158
Pargesa Holding	662	48
Partners Group Holding	374	100
Roche Holding	16,087	4,347
Schindler Holding	1,444	213
SGS	131	249
Sika	53	182
Sonova Holding	1,140	150
Sulzer	471	50
Swatch Group	1,764	351
Swiss Life Holding	683	153
Swiss Prime Site	1,233	107
Swiss Re	8,197	740
Swisscom	534	313
Syngenta	2,117	688
Transocean	8,041	127
UBS	82,244	1,363
UBS Group*	3,151	53
Zurich Insurance Group	3,388	1,125

		26,740

Taiwan — 0.1%
Advanced Semiconductor Engineering ADR	34,600	229
Siliconware Precision Industries ADR	2,000	17
Taiwan Semiconductor Manufacturing ADR	54,000	1,226

		1,472

Thailand — 0.2%
Advanced Info Service	34,600	259
Airports of Thailand	13,200	131
Bangkok Bank	17,100	100
Bangkok Dusit Medical Services	98,100	56
Banpu	33,600	25
BEC World	31,400	49
BTS Group Holdings	178,100	54
Bumrungrad Hospital	11,000	52
Central Pattana	50,100	69
Charoen Pokphand Foods	89,600	69
CP ALL	145,900	185
Delta Electronics Thailand	15,500	35
Energy Absolute	35,600	27
Fabrinet*	3,300	54
Glow Energy	16,600	46
Home Product Center	120,375	30
Indorama Ventures	38,500	26
IRPC	308,700	32
Kasikornbank	98,800	670

13	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Krung Thai Bank	107,700	$75
Minor International	53,400	59
PTT	35,700	377
PTT Exploration & Production	45,100	150
PTT Global Chemical	54,200	94
Siam Cement	24,800	376
Siam Commercial Bank	49,300	270
Thai Oil	25,200	39
Thai Union Frozen Products	56,800	38
TMB Bank	404,000	38
True*	272,300	113

		3,598

Turkey — 0.2%
Akbank	66,282	243
Anadolu Efes Biracilik Ve Malt Sanayii*	7,089	63
BIM Birlesik Magazalar	7,535	153
Coca-Cola Icecek	2,729	55
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	79,451	105
Enka Insaat ve Sanayi	17,513	36
Eregli Demir ve Celik Fabrikalari	54,115	98
Ford Otomotiv Sanayi	2,969	41
Haci Omer Sabanci Holding	35,891	152
KOC Holding	23,863	125
TAV Havalimanlari Holding	5,816	44
Tofas Turk Otomobil Fabrikasi	5,268	35
Tupras Turkiye Petrol Rafinerileri	4,468	97
Turk Hava Yollari*	22,706	87
Turk Telekomunikasyon	11,260	34
Turkcell Iletisim Hizmetleri*	33,331	193
Turkiye Garanti Bankasi	84,900	360
Turkiye Halk Bankasi	23,324	151
Turkiye Is Bankasi, Cl C	58,070	170
Turkiye Sise ve Cam Fabrikalari	23,684	37
Turkiye Vakiflar Bankasi Tao, Cl D	29,222	69
Ulker Biskuvi Sanayi	5,659	45
Yapi ve Kredi Bankasi	31,711	66

		2,459

United Kingdom — 3.7%
3i Group	23,290	161
Abengoa Yield	2,700	89
Aberdeen Asset Management	23,031	151
Admiral Group	4,215	92
Aggreko	5,490	128
Amec Foster Wheeler	9,820	118
Anglo American	32,446	542
Antofagasta	8,507	83
Aon	13,300	1,198
ARM Holdings	31,772	497
Ashtead Group	11,148	182
Associated British Foods	8,082	377
AstraZeneca	28,910	2,059
Aviva	65,845	522
Babcock International Group	7,640	115
BAE Systems	71,029	541
Barclays	377,529	1,328
BG Group	78,832	1,050
BHP Billiton	47,884	1,038
BP	419,745	2,676
British American Tobacco	42,651	2,403

Description	Shares	Market Value ($ Thousands)
British Land‡	23,135	$288
BT Group, Cl A	184,392	1,157
Bunzl	7,869	224
Burberry Group	10,312	268
Capita	15,390	258
Carnival	4,351	196
Centrica	112,556	497
Cobham	24,260	119
Compass Group	38,996	674
Croda International	2,881	115
Diageo	57,770	1,709
Direct Line Insurance Group	31,905	150
Dixons Carphone	20,733	135
easyJet	3,363	94
Fresnillo	4,891	66
Friends Life Group	33,588	201
G4S	33,521	144
GKN	38,753	215
GlaxoSmithKline	110,947	2,445
Glencore	239,783	896
Hammerson‡	19,159	198
Hargreaves Lansdown	4,998	76
HSBC Holdings	437,067	4,002
ICAP	13,821	97
IMI	5,751	110
Imperial Tobacco Group	21,720	1,019
Inmarsat	9,036	113
InterContinental Hotels Group	5,523	221
Intertek Group	3,502	121
Intu Properties‡	22,465	123
Investec	11,506	97
ITV	88,725	293
J Sainsbury	26,551	102
Johnson Matthey	4,773	234
Kingfisher	54,982	283
Land Securities Group‡	18,041	345
Legal & General Group	138,924	559
Lloyds Banking Group*	1,306,226	1,447
London Stock Exchange Group	5,360	190
Marks & Spencer Group	37,914	276
Meggitt	17,203	139
Melrose Industries	23,080	92
Merlin Entertainments(A)	11,226	68
National Grid	86,442	1,215
Next	3,506	381
Old Mutual	111,402	348
Pearson	18,892	383
Persimmon	7,226	173
Petrofac	5,484	58
Prudential	58,977	1,435
Randgold Resources	1,926	164
Reckitt Benckiser Group	14,752	1,247
Reed Elsevier	26,737	464
Rexam	14,679	94
Rio Tinto	28,809	1,266
Rolls-Royce Holdings	43,794	586
Rowan, Cl A	5,400	114
Royal Bank of Scotland Group*	56,972	310
Royal Mail	13,246	87
RSA Insurance Group	24,209	165
SABMiller	21,915	1,193
Sage Group	23,346	168
Schroders	2,612	114
Segro‡	15,215	94

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Severn Trent	5,127	$166
Shire	13,380	975
Sky	23,442	327
Smith & Nephew	21,063	377
Smiths Group	8,726	148
Sports Direct International*	5,694	61
SSE	21,797	527
Standard Chartered	56,125	748
Standard Life	54,186	328
Subsea 7	5,934	51
Tate & Lyle	11,551	118
Tesco	189,396	639
Travis Perkins	5,891	170
Tullow Oil	20,022	110
Unilever	29,594	1,302
United Utilities Group	16,001	247
Vodafone Group	608,260	2,142
Weir Group	4,574	115
Whitbread	4,159	313
William Hill	18,197	103
WM Morrison Supermarkets	44,280	120
Wolseley	6,054	351
WPP	29,616	652

		55,555

United States — 68.8%

Consumer Discretionary — 8.9%
1-800-Flowers.com, Cl A*	2,000	16
2U*	900	16
Aaron’s	2,700	85
Abercrombie & Fitch, Cl A	3,100	79
Advance Auto Parts	3,200	509
Aeropostale*	6,600	16
AH Belo, Cl A	1,600	14
Amazon.com*	16,700	5,921
AMC Entertainment Holdings, Cl A	2,100	59
AMC Networks, Cl A*	2,500	167
American Axle & Manufacturing Holdings*	6,100	149
American Eagle Outfitters	17,500	246
American Public Education*	1,500	50
America’s Car-Mart*	700	37
ANN*	4,100	136
Apollo Education Group, Cl A*	4,100	104
Aramark	1,700	53
Arctic Cat	1,100	37
Asbury Automotive Group*	2,700	200
Ascena Retail Group*	5,500	64
Ascent Capital Group, Cl A*	1,200	51
AutoNation*	3,000	179
AutoZone*	1,500	895
Barnes & Noble*	3,500	82
Beazer Homes USA*	2,300	36
bebe stores	2,600	9
Bed Bath & Beyond*	8,400	628
Belmond, Cl A*	9,000	99
Best Buy	12,700	447
Big 5 Sporting Goods	1,600	19
Big Lots	2,500	115
Biglari Holdings*	150	62
BJ’s Restaurants*	1,900	84
Black Diamond*	1,900	12

Description	Shares	Market Value ($ Thousands)
Bloomin’ Brands	7,100	$175
Blue Nile*	1,000	31
Bob Evans Farms	2,200	124
Bon-Ton Stores	1,200	7
Boot Barn Holdings*	800	16
BorgWarner	10,100	546
Boyd Gaming*	7,300	95
Bravo Brio Restaurant Group*	1,600	21
Bridgepoint Education*	1,500	15
Bright Horizons Family Solutions*	2,800	136
Brinker International	2,700	158
Brown Shoe	3,900	111
Brunswick	8,300	451
Buckle	2,480	126
Buffalo Wild Wings*	1,700	303
Build-A-Bear Workshop, Cl A*	1,000	21
Burlington Stores*	2,600	130
Cabela’s*	2,100	115
Cablevision Systems, Cl A	8,200	155
Caesars Acquisition, Cl A*	3,900	31
Caesars Entertainment*	4,700	51
Callaway Golf	6,500	53
Capella Education	1,000	68
Career Education*	5,600	31
CarMax*	10,000	621
Carmike Cinemas*	2,300	64
Carnival	18,800	826
Carriage Services, Cl A	1,300	28
Carrols Restaurant Group*	3,000	24
Carter’s	2,500	204
Cato, Cl A	2,600	110
Cavco Industries*	800	59
CBS, Cl B	23,400	1,283
Century Communities*	500	8
Charter Communications, Cl A*	3,500	529
Cheesecake Factory	4,500	236
Chegg*	6,200	41
Chico’s FAS	6,500	108
Children’s Place	2,000	120
Chipotle Mexican Grill, Cl A*	1,400	994
Choice Hotels International	1,400	80
Christopher & Banks*	3,000	16
Churchill Downs	1,200	114
Chuy’s Holdings*	1,400	30
Cinedigm, Cl A*	5,800	9
Cinemark Holdings	4,800	178
Citi Trends*	1,300	30
Clear Channel Outdoor Holdings, Cl A	1,700	15
ClubCorp Holdings	1,800	31
Coach	12,200	454
Collectors Universe	600	14
Columbia Sportswear	2,500	106
Comcast, Cl A	115,300	6,128
Conn’s*	2,500	39
Container Store Group*	1,500	27
Cooper Tire & Rubber	5,100	177
Cooper-Standard Holding*	1,200	63
Core-Mark Holding	2,000	133
Cracker Barrel Old Country Store	1,700	229
Crocs*	7,600	81
Crown Media Holdings, Cl A*	2,900	9
CSS Industries	1,000	27
CST Brands	3,200	138

15	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Culp	700	$14
Cumulus Media, Cl A*	13,300	46
Daily Journal*	100	19
Dana Holding	15,400	321
Darden Restaurants	5,900	362
Dave & Buster’s Entertainment*	800	23
Deckers Outdoor*	1,400	92
Del Frisco’s Restaurant Group*	2,100	42
Denny’s*	8,300	90
Destination Maternity	1,200	18
Destination XL Group*	2,800	14
DeVry Education Group	2,600	110
Dex Media*	1,300	9
Diamond Resorts International*	3,300	94
Dick’s Sporting Goods	4,500	232
Dillard’s, Cl A	1,100	125
DineEquity	1,500	160
DIRECTV*	20,700	1,765
Discovery Communications, Cl A*	10,300	299
Discovery Communications, Cl C*	10,300	287
DISH Network, Cl A*	9,400	661
Dixie Group*	1,300	11
Dollar General*	13,900	932
Dollar Tree*	9,400	668
Domino’s Pizza	2,600	258
Dorman Products*	2,387	109
DR Horton	14,200	348
DreamWorks Animation SKG, Cl A*	3,000	56
Drew Industries*	2,200	111
DSW, Cl A	3,100	110
Dunkin’ Brands Group	4,600	218
El Pollo Loco Holdings*	700	18
Empire Resorts*	1,100	6
Entercom Communications, Cl A*	2,000	23
Entravision Communications, Cl A	4,900	30
Eros International*	1,800	34
Escalade	900	14
Ethan Allen Interiors	2,200	60
EVINE Live*	3,400	21
EW Scripps, Cl A*	2,600	51
Expedia	4,600	395
Express*	7,800	102
Family Dollar Stores	4,300	327
Famous Dave’s of America*	400	12
Federal-Mogul Holdings*	2,500	34
Fiesta Restaurant Group*	2,500	148
Finish Line, Cl A	4,400	104
Five Below*	4,800	160
Flexsteel Industries	400	12
Foot Locker	6,700	357
Ford Motor	173,400	2,551
Fossil Group*	2,000	196
Fox Factory Holding*	900	14
Francesca’s Holdings*	3,600	57
Fred’s, Cl A	3,600	60
FTD*	1,600	55
Fuel Systems Solutions*	1,200	13
Gaiam, Cl A*	1,300	10
GameStop, Cl A	4,800	169
Gannett	10,200	316
Gap	11,400	470
Garmin	5,200	272
General Motors	71,600	2,336

Description	Shares	Market Value ($ Thousands)
Genesco*	2,100	$150
Gentex	13,500	225
Gentherm*	3,300	121
Genuine Parts	6,700	623
G-III Apparel Group*	1,700	165
Global Eagle Entertainment*	3,900	60
Global Sources*	1,300	8
GNC Holdings, Cl A	4,100	182
Goodyear Tire & Rubber	12,600	305
GoPro, Cl A*	1,000	50
Graham Holdings, Cl B	200	187
Grand Canyon Education*	4,100	180
Gray Television*	4,200	40
Group 1 Automotive	2,200	177
Groupon, Cl A*	20,200	145
Guess?	5,700	107
H&R Block	12,200	418
Habit Restaurants, Cl A*	500	17
Hanesbrands	4,500	501
Harley-Davidson	9,600	592
Harman International Industries	3,100	402
Harte-Hanks	4,200	31
Hasbro	5,200	286
Haverty Furniture	1,700	42
Helen of Troy*	2,600	196
Hemisphere Media Group*	1,800	22
hhgregg*	1,000	5
Hibbett Sports*	2,400	113
Hilton Worldwide Holdings*	5,600	145
Home Depot	61,000	6,370
Houghton Mifflin Harcourt*	9,900	195
Hovnanian Enterprises, Cl A*	9,700	33
HSN	3,000	232
Hyatt Hotels, Cl A*	1,700	96
Iconix Brand Group*	4,400	146
Ignite Restaurant Group*	600	4
Installed Building Products*	700	12
International Game Technology	10,300	174
International Speedway, Cl A	2,600	76
Interpublic Group	18,900	377
Interval Leisure Group	3,700	85
Intrawest Resorts Holdings*	1,200	12
iRobot*	2,600	82
Isle of Capri Casinos*	1,800	18
ITT Educational Services*	2,000	15
Jack in the Box	3,600	305
JAKKS Pacific*	1,600	10
Jamba*	1,400	23
Jarden*	8,700	418
JC Penney*	12,800	93
John Wiley & Sons, Cl A	1,800	112
Johnson Controls	29,400	1,366
Johnson Outdoors, Cl A	400	12
Journal Communications, Cl A*	3,700	37
K12*	2,900	41
Kate Spade*	5,300	167
KB Home	7,400	92
Kirkland’s*	1,300	30
Kohl’s	9,500	567
Krispy Kreme Doughnuts*	5,800	113
L Brands	10,900	922
La Quinta Holdings*	4,100	83
Lands’ End*	1,400	49
Las Vegas Sands	16,900	919

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
La-Z-Boy	4,800	$128
LeapFrog Enterprises, Cl A*	5,500	13
Lear	3,700	371
Lee Enterprises*	4,400	13
Leggett & Platt	6,400	273
Lennar, Cl A	7,800	350
LGI Homes*	1,100	14
Libbey	2,000	65
Liberty Broadband, Cl A*	1,000	44
Liberty Broadband, Cl C*	2,470	110
Liberty Interactive, Cl A*	21,500	588
Liberty Media*	12,600	429
Liberty Tax*	300	11
Liberty TripAdvisor Holdings, Cl A*	3,000	72
Liberty Ventures, Ser A*	6,600	247
Life Time Fitness*	3,700	202
LifeLock*	7,200	107
Lifetime Brands	900	14
Lithia Motors, Cl A	2,000	169
Live Nation Entertainment*	6,000	143
LKQ*	13,900	359
Loral Space & Communications*	1,200	86
Lowe’s	45,400	3,076
Lumber Liquidators Holdings*	2,500	158
M/I Homes*	2,400	50
Macy’s	16,200	1,035
Madison Square Garden, Cl A*	2,600	197
Malibu Boats, Cl A*	700	15
Marcus	1,500	28
Marine Products	900	7
MarineMax*	2,400	61
Marriott International, Cl A	9,800	730
Marriott Vacations Worldwide	2,400	184
Martha Stewart Living Omnimedia, Cl A*	2,500	12
Mattel	14,900	401
Mattress Firm Holding*	1,300	75
McClatchy, Cl A*	5,300	13
McDonald’s	43,900	4,058
MDC Holdings	3,600	90
Media General*	7,100	102
Men’s Wearhouse	4,400	204
Meredith	3,200	167
Meritage Homes*	3,600	131
MGM Resorts International*	16,300	318
Michael Kors Holdings*	9,200	651
Michaels*	1,900	49
Modine Manufacturing*	4,000	49
Mohawk Industries*	2,700	446
Monarch Casino & Resort*	900	16
Monro Muffler Brake	2,800	160
Morgans Hotel Group*	2,500	18
Morningstar	800	53
Motorcar Parts of America*	1,600	42
Movado Group	1,600	38
Murphy USA*	1,900	133
NACCO Industries, Cl A	400	22
Nathan’s Famous*	300	24
National CineMedia	5,600	81
Nautilus*	3,100	44
Netflix*	2,700	1,193
New Home*	700	10
New Media Investment Group	4,000	94
New York & Company*	2,500	6

Description	Shares	Market Value ($ Thousands)
New York Times, Cl A	12,100	$152
Newell Rubbermaid	12,300	454
News, Cl A*	22,400	334
Nexstar Broadcasting Group, Cl A	2,800	140
NIKE, Cl B	31,100	2,869
Noodles, Cl A*	900	23
Nordstrom	6,200	472
Norwegian Cruise Line Holdings*	4,300	188
Nutrisystem	2,500	45
NVR*	200	251
Office Depot*	47,800	363
Omnicom Group	11,400	830
Orbitz Worldwide*	4,400	41
O’Reilly Automotive*	4,800	899
Outerwall*	1,700	106
Overstock.com*	1,000	22
Oxford Industries	1,300	73
Pacific Sunwear of California*	4,200	12
Panera Bread, Cl A*	1,200	206
Papa John’s International	2,694	171
Papa Murphy’s Holdings*	400	5
Penn National Gaming*	7,100	106
Penske Automotive Group	1,700	82
Pep Boys-Manny Moe & Jack*	4,500	38
Perry Ellis International*	1,000	24
PetMed Express	1,700	27
PetSmart	4,600	376
Pier 1 Imports	8,500	143
Pinnacle Entertainment*	5,500	116
Polaris Industries	2,900	419
Pool	4,100	255
Popeyes Louisiana Kitchen*	2,200	126
Potbelly*	1,300	18
Priceline Group*	2,300	2,322
PulteGroup	16,700	344
PVH	3,600	397
Quiksilver*	11,600	22
Radio One, Cl D*	1,800	3
Ralph Lauren, Cl A	2,600	434
ReachLocal*	1,200	4
Reading International, Cl A*	1,500	18
Red Robin Gourmet Burgers*	1,300	101
Regal Entertainment Group, Cl A	3,500	74
Regis*	4,200	66
Remy International	2,700	57
Rent-A-Center, Cl A	4,800	165
Rentrak*	900	69
Restoration Hardware Holdings*	2,800	245
Ross Stores	9,400	862
Royal Caribbean Cruises	7,500	567
Ruby Tuesday*	5,200	31
Ruth’s Hospitality Group	3,000	44
Ryland Group	4,100	165
Saga Communications, Cl A	300	12
Salem Communications, Cl A	900	6
Sally Beauty Holdings*	6,800	211
Scholastic	2,400	88
Scientific Games, Cl A*	4,700	56
Scripps Networks Interactive, Cl A	4,600	327
Sears Holdings*	1,200	38
Sears Hometown and Outlet Stores*	1,000	11
SeaWorld Entertainment	2,800	49
Select Comfort*	5,000	149

17	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Sequential Brands Group*	1,500	$16
Service International	9,900	224
ServiceMaster Global Holdings*	2,300	65
SFX Entertainment*	3,700	12
Shiloh Industries*	700	9
Shoe Carnival	1,300	30
Shutterfly*	3,500	154
Signet Jewelers	3,600	436
Sinclair Broadcast Group, Cl A	6,200	153
Sirius XM Holdings*	113,900	404
Six Flags Entertainment	3,000	129
Sizmek*	1,900	11
Skechers U.S.A., Cl A*	3,600	217
Skullcandy*	1,700	17
Smith & Wesson Holding*	4,700	58
Sonic	4,900	148
Sonic Automotive, Cl A	3,800	94
Sotheby’s	5,500	234
Spartan Motors	2,900	15
Speedway Motorsports	1,000	22
Sportsman’s Warehouse Holdings*	900	6
Stage Stores	3,100	62
Standard Motor Products	1,700	62
Standard Pacific*	13,100	92
Staples	28,900	493
Starbucks	33,500	2,932
Starwood Hotels & Resorts Worldwide	8,100	583
Starz*	3,900	115
Stein Mart	2,300	32
Steiner Leisure*	1,300	57
Steven Madden*	5,200	179
Stoneridge*	2,300	29
Strattec Security	300	19
Strayer Education*	1,000	67
Sturm Ruger	1,900	77
Superior Industries International	2,000	37
Systemax*	1,000	13
Target	28,400	2,091
Taylor Morrison Home, Cl A*	1,300	23
Tempur Sealy International*	2,500	138
Tenneco*	5,400	278
Tesla Motors*	4,200	855
Texas Roadhouse, Cl A	6,200	208
Thor Industries	1,900	107
Tiffany	5,000	433
Tile Shop Holdings*	2,200	18
Tilly’s, Cl A*	800	11
Time	10,000	250
Time Warner	39,300	3,063
Time Warner Cable	12,500	1,702
TJX	31,300	2,064
Toll Brothers*	8,100	280
Tower International*	1,700	40
Townsquare Media, Cl A*	1,000	12
Tractor Supply	6,100	495
Travelport Worldwide	2,600	41
TRI Pointe Homes*	13,300	191
TripAdvisor*	4,800	322
TRW Automotive Holdings*	4,900	506
Tuesday Morning*	4,000	71
Tumi Holdings*	4,700	107
Tupperware Brands	2,100	142

Description	Shares	Market Value ($ Thousands)
Turtle Beach*	600	$1
Twenty-First Century Fox, Cl A	84,800	2,812
UCP, Cl A*	700	6
Ulta Salon Cosmetics & Fragrance*	2,900	383
Under Armour, Cl A*	7,800	562
Unifi*	1,300	42
Universal Electronics*	1,500	96
Universal Technical Institute	2,000	16
Urban Outfitters*	4,500	157
Vail Resorts	3,200	281
Vera Bradley*	1,800	34
VF	15,500	1,075
Viacom, Cl B	19,200	1,237
Vince Holding*	900	21
Visteon*	2,100	204
Vitamin Shoppe*	2,700	114
VOXX International, Cl A*	1,600	13
Walt Disney	77,100	7,013
Wayfair, Cl A*	1,100	22
WCI Communities*	1,000	19
Weight Watchers International*	2,500	41
Wendy’s	11,000	116
West Marine*	1,400	17
Weyco Group	600	16
Whirlpool	3,400	677
William Lyon Homes, Cl A*	1,500	29
Williams-Sonoma	4,200	329
Winmark	200	16
Winnebago Industries	2,300	46
Wolverine World Wide	9,100	256
World Wrestling Entertainment, Cl A	2,400	29
Wyndham Worldwide	5,700	478
Wynn Resorts	3,700	547
Yum! Brands	19,800	1,431
Zoe’s Kitchen*	400	12
zulily, Cl A*	600	11
Zumiez*	1,800	67

		135,190

Consumer Staples — 5.8%
22nd Century Group*	3,100	4
Alico	300	14
Alliance One International*	7,300	8
Altria Group	88,700	4,710
Andersons	2,600	117
Archer-Daniels-Midland	29,000	1,352
Avon Products	18,400	142
B&G Foods, Cl A	4,800	143
Boston Beer, Cl A*	700	220
Boulder Brands*	5,900	59
Brown-Forman, Cl B	7,000	622
Bunge	6,500	582
Calavo Growers	1,300	52
Cal-Maine Foods	2,800	98
Campbell Soup	7,800	357
Casey’s General Stores	3,500	320
Central Garden and Pet, Cl A*	3,700	34
Chefs’ Warehouse*	1,500	32
Church & Dwight	6,100	494
Clorox	5,800	619
Coca-Cola	176,700	7,275

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Coca-Cola Bottling Consolidated	400	$39
Coca-Cola Enterprises	11,100	467
Colgate-Palmolive	40,900	2,762
ConAgra Foods	18,700	663
Constellation Brands, Cl A*	7,200	795
Costco Wholesale	19,600	2,803
Coty, Cl A	2,800	53
Craft Brew Alliance*	800	10
CVS Health	52,200	5,124
Darling Ingredients*	14,800	251
Dean Foods	8,200	149
Diamond Foods*	1,900	47
Diplomat Pharmacy*	1,300	32
Dr Pepper Snapple Group	8,600	665
Elizabeth Arden*	2,100	31
Energizer Holdings	2,800	358
Estee Lauder, Cl A	10,300	727
Fairway Group Holdings, Cl A*	1,600	7
Farmer Bros*	600	18
Female Health	1,900	7
Flowers Foods	7,000	137
Fresh Del Monte Produce	3,340	112
Fresh Market*	3,900	149
Freshpet*	1,100	17
General Mills	27,500	1,443
Hain Celestial Group*	4,600	243
Harbinger Group*	7,500	94
Herbalife	3,100	94
Hershey	6,800	695
Hormel Foods	6,000	307
Ingles Markets, Cl A	1,200	51
Ingredion	3,400	274
Inter Parfums	1,500	38
Inventure Foods*	1,200	12
J&J Snack Foods	1,300	128
JM Smucker	4,600	474
John B Sanfilippo & Son	700	26
Kellogg	11,300	741
Keurig Green Mountain	6,200	760
Kimberly-Clark	16,700	1,803
Kraft Foods Group	26,700	1,745
Kroger	22,800	1,574
Lancaster Colony	1,700	153
Landec*	2,300	29
Liberator Medical Holdings	2,600	8
Lifeway Foods*	400	7
Limoneira	1,000	21
Lorillard	16,000	1,050
McCormick	5,800	414
Mead Johnson Nutrition, Cl A	8,900	877
Medifast*	1,100	35
Molson Coors Brewing, Cl B	6,000	456
Mondelez International, Cl A	75,400	2,657
Monster Beverage*	6,300	737
National Beverage*	1,000	22
Natural Grocers by Vitamin Cottage*	700	22
Nature’s Sunshine Products	900	12
Nu Skin Enterprises, Cl A	2,700	111
Nutraceutical International*	700	14
Oil-Dri Corp of America	400	12
Omega Protein*	1,700	18
Orchids Paper Products	700	19
Pantry*	2,100	77

Description	Shares	Market Value ($ Thousands)
PepsiCo	67,700	$6,349
Philip Morris International	70,200	5,633
Pilgrim’s Pride	2,600	71
Pinnacle Foods	2,300	83
Post Holdings*	3,900	184
PriceSmart	1,700	139
Procter & Gamble	120,700	10,174
Revlon, Cl A*	1,000	33
Reynolds American	13,900	945
Rite Aid*	44,900	313
Roundy’s*	3,300	12
Sanderson Farms	2,100	168
Seaboard*	25	96
Seneca Foods, Cl A*	700	18
Smart & Final Stores*	1,200	18
Snyder’s-Lance	4,300	125
SpartanNash	3,600	93
Spectrum Brands Holdings	900	81
Sprouts Farmers Market*	4,700	171
SUPERVALU*	18,100	176
Synutra International*	1,500	8
Sysco	26,200	1,026
Tootsie Roll Industries	1,600	50
TreeHouse Foods*	3,800	345
Tyson Foods, Cl A	12,800	500
United Natural Foods*	4,400	340
Universal	2,100	84
USANA Health Sciences*	500	49
Vector Group	6,900	154
Village Super Market, Cl A	600	17
Walgreens Boots Alliance	42,500	3,134
Wal-Mart Stores	71,100	6,042
WD-40	1,300	107
Weis Markets	900	41
WhiteWave Foods, Cl A*	7,900	260
Whole Foods Market	16,300	849

		87,818

Energy — 4.9%
Abraxas Petroleum*	7,900	23
Adams Resources & Energy	300	17
Alon USA Energy	2,200	27
Alpha Natural Resources*	20,000	21
American Eagle Energy*	2,800	1
Amyris*	2,300	4
Anadarko Petroleum	22,600	1,848
Antero Resources*	2,200	76
Apache	17,000	1,064
Approach Resources*	3,500	22
Arch Coal	18,700	17
Aspen Aerogels*	800	6
Atwood Oceanics	2,700	77
Baker Hughes	19,200	1,113
Basic Energy Services*	2,600	15
Bill Barrett*	4,100	42
Bonanza Creek Energy*	2,800	73
BPZ Resources*	10,700	2
Bristow Group	3,300	184
C&J Energy Services*	3,800	39
Cabot Oil & Gas	18,500	490
California Resources	13,560	69
Callon Petroleum*	5,100	28
Cameron International*	9,100	407

19	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
CARBO Ceramics	1,700	$56
Carrizo Oil & Gas*	4,200	189
CHC Group*	3,000	6
Cheniere Energy*	10,700	764
Chesapeake Energy	24,100	462
Chevron	84,700	8,684
Cimarex Energy	4,000	413
Clayton Williams Energy*	500	28
Clean Energy Fuels*	6,000	25
Cloud Peak Energy*	5,100	35
Cobalt International Energy*	14,600	133
Comstock Resources	4,300	17
Concho Resources*	5,100	565
ConocoPhillips	54,600	3,439
CONSOL Energy	9,800	284
Contango Oil & Gas*	1,500	45
Continental Resources*	3,800	173
CVR Energy	700	27
Dawson Geophysical	700	8
Delek US Holdings	5,400	167
Denbury Resources	15,000	104
Devon Energy	18,300	1,103
DHT Holdings	8,800	65
Diamond Offshore Drilling	2,900	91
Diamondback Energy*	3,800	262
Dorian LPG*	600	7
Dresser-Rand Group*	3,400	272
Dril-Quip*	1,700	126
Eclipse Resources*	2,500	16
Emerald Oil*	5,000	4
Energen	3,100	197
Energy XXI	8,200	24
EOG Resources	24,400	2,172
EP Energy, Cl A*	1,400	14
Equities	6,700	499
Era Group*	1,700	38
Evolution Petroleum	1,600	12
EXCO Resources	12,400	25
Exterran Holdings	5,100	138
Exxon Mobil	191,500	16,741
FMC Technologies*	10,400	390
FMSA Holdings*	2,200	11
Forum Energy Technologies*	5,300	82
Frontline*	6,200	14
FX Energy*	4,600	6
GasLog	4,000	70
Gastar Exploration*	6,600	15
Geospace Technologies*	1,200	29
Glori Energy*	1,000	3
Golar LNG	2,100	60
Goodrich Petroleum*	3,100	8
Green Plains	3,400	80
Gulf Island Fabrication	1,300	22
Gulfmark Offshore, Cl A	2,300	45
Gulfport Energy*	3,600	139
Halcon Resources*	23,100	32
Hallador Energy	900	10
Halliburton	37,400	1,496
Harvest Natural Resources*	3,600	2
Helix Energy Solutions Group*	9,300	175
Helmerich & Payne	4,100	244
Hercules Offshore*	16,400	12
Hess	12,500	844
HollyFrontier	9,100	327

Description	Shares	Market Value ($ Thousands)
Hornbeck Offshore Services*	3,300	$73
Independence Contract Drilling*	1,200	6
ION Geophysical*	11,500	26
Isramco*	100	13
Jones Energy, Cl A*	900	9
Key Energy Services*	11,300	19
Kinder Morgan	60,600	2,488
Kosmos Energy*	4,600	40
Laredo Petroleum*	3,300	32
Magnum Hunter Resources*	17,400	34
Marathon Oil	30,400	809
Marathon Petroleum	11,100	1,028
Matador Resources*	6,800	147
Matrix Service*	2,400	46
McDermott International*	20,000	45
Memorial Resource Development*	2,600	50
Midstates Petroleum*	3,200	4
Miller Energy Resources*	2,500	3
Mitcham Industries*	1,000	6
Murphy Oil	8,200	368
Nabors Industries	12,700	146
National Oilwell Varco	19,200	1,045
Natural Gas Services Group*	1,000	20
Newfield Exploration*	5,700	170
Newpark Resources*	7,700	67
Noble Energy	16,000	764
North Atlantic Drilling	6,400	9
Northern Oil and Gas*	5,600	35
Nuverra Environmental Solutions*	1,300	3
Oasis Petroleum*	4,500	60
Occidental Petroleum	35,100	2,808
Oceaneering International	4,900	257
Oil States International*	2,000	82
ONEOK	9,200	405
Pacific Ethanol*	2,300	20
Panhandle Oil and Gas, Cl A	1,200	25
Parker Drilling*	10,400	28
Parsley Energy, Cl A*	4,500	75
Patterson-UTI Energy	6,000	103
PBF Energy, Cl A	3,000	84
PDC Energy*	3,300	152
Peabody Energy	12,100	75
Penn Virginia*	5,700	28
PetroQuest Energy*	5,000	15
PHI*	1,200	41
Phillips 66	25,300	1,779
Pioneer Energy Services*	5,300	22
Pioneer Natural Resources	6,300	948
Profire Energy*	1,300	3
QEP Resources	7,800	158
QR Energy	39,186	281
Range Resources	7,500	347
Renewable Energy Group*	2,900	25
Resolute Energy*	6,700	5
REX American Resources*	600	33
Rex Energy*	4,100	15
Rice Energy*	2,200	38
RigNet*	1,000	34
Ring Energy*	1,800	16
Rosetta Resources*	5,300	90
RPC	2,500	31
RSP Permian*	2,000	54
Sanchez Energy*	4,500	50
SandRidge Energy*	20,900	29

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Schlumberger	58,100	$4,787
Scorpio Tankers	15,100	119
SEACOR Holdings*	1,700	122
Seadrill	14,800	159
SemGroup, Cl A	3,800	256
Seventy Seven Energy*	1,500	6
Ship Finance International	5,400	75
SM Energy	2,800	106
Solazyme*	6,500	14
Southwestern Energy*	17,500	434
Spectra Energy	30,100	1,007
Stone Energy*	5,000	70
Superior Energy Services	6,500	130
Swift Energy*	3,700	8
Synergy Resources*	5,700	70
Targa Resources	1,600	139
Tesco	2,900	30
Tesoro	5,800	474
TETRA Technologies*	6,600	33
Tidewater	2,100	61
TransAtlantic Petroleum*	1,900	8
Triangle Petroleum*	6,500	34
Ultra Petroleum*	6,500	83
Unit*	2,100	63
US Silica Holdings	4,700	118
VAALCO Energy*	4,200	23
Valero Energy	23,900	1,264
Vantage Drilling*	18,000	7
Vertex Energy*	1,200	4
W&T Offshore	3,000	15
Warren Resources*	6,700	7
Western Refining	4,700	175
Westmoreland Coal*	1,300	34
Whiting Petroleum*	7,224	217
Willbros Group*	3,400	19
Williams Companies	33,100	1,452
World Fuel Services	3,000	147
WPX Energy*	8,600	92

		74,794

Financials — 12.5%
1st Source	1,300	39
Acadia Realty Trust‡	6,100	221
ACE	15,100	1,630
Affiliated Managers Group*	2,400	493
Aflac	20,000	1,142
Agree Realty‡	1,700	59
Alexander & Baldwin	4,400	168
Alexander’s‡	200	93
Alexandria Real Estate Equities‡	3,300	322
Alleghany*	800	354
Allied World Assurance Holdings	4,700	182
Allstate	19,400	1,354
Ally Financial*	11,400	213
Altisource Asset Management*	126	20
Altisource Residential‡	5,000	90
Ambac Financial Group*	6,200	156
American Assets Trust‡	3,300	146
American Campus Communities‡	4,400	193
American Capital Agency‡	16,300	351
American Capital Mortgage Investment‡	4,400	82

Description	Shares	Market Value ($ Thousands)
American Equity Investment Life Holding	6,500	$166
American Express	40,300	3,252
American Financial Group	3,000	174
American Homes 4 Rent, Cl A‡	6,200	103
American International Group	64,300	3,142
American National Bankshares	700	15
American National Insurance	300	31
American Realty Capital Properties‡	41,700	386
American Residential Properties‡ *	2,800	49
American Tower, Cl A‡	17,500	1,697
Ameriprise Financial	8,500	1,062
Ameris Bancorp	2,200	53
AMERISAFE	1,600	65
Ames National	700	17
AmTrust Financial Services	2,700	137
Anchor BanCorp Wisconsin*	600	20
Annaly Capital Management‡	42,200	446
Anworth Mortgage Asset‡	10,800	56
Apartment Investment & Management, Cl A‡	7,200	287
Apollo Commercial Real Estate Finance‡	3,900	64
Apollo Residential Mortgage‡	2,800	44
Arch Capital Group*	5,900	342
Ares Commercial Real Estate‡	2,500	30
Argo Group International Holdings	2,300	123
Arlington Asset Investment, Cl A	2,000	53
Armada Hoffler Properties‡	2,500	27
ARMOUR Residential‡	33,100	110
Arrow Financial	900	23
Arthur J Gallagher	7,100	315
Artisan Partners Asset Management, Cl A	1,200	58
Ashford*	67	10
Ashford Hospitality Prime‡	2,200	38
Ashford Hospitality Trust‡	5,900	62
Aspen Insurance Holdings	2,700	117
Associated Banc-Corp	6,600	111
Associated Estates Realty‡	5,200	130
Assurant	3,000	191
Assured Guaranty	7,100	173
Astoria Financial	7,700	94
Atlas Financial Holdings*	900	15
AV Homes*	1,000	15
AvalonBay Communities‡	5,700	986
Aviv‡	1,900	75
Axis Capital Holdings	4,300	219
Baldwin & Lyons, Cl B	700	16
Banc of California	3,400	35
BancFirst	600	35
Bancorp*	2,700	23
BancorpSouth	8,700	173
Bank Mutual	3,900	25
Bank of America	468,000	7,090
Bank of Hawaii	1,800	102
Bank of Kentucky Financial	600	27
Bank of Marin Bancorp	600	29
Bank of New York Mellon	51,100	1,840
Bank of the Ozarks	7,300	237
BankFinancial	1,600	18
BankUnited	4,200	116

21	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Banner	1,800	$73
BB&T	32,200	1,136
BBCN Bancorp	7,000	91
BBX Capital, Cl A*	700	10
Beneficial Bancorp*	2,750	30
Berkshire Hathaway, Cl B*	81,600	11,743
Berkshire Hills Bancorp	2,200	55
BGC Partners, Cl A	15,600	122
BioMed Realty Trust‡	9,400	230
BlackRock, Cl A	5,700	1,941
Blue Hills Bancorp*	2,400	32
BNC Bancorp	1,700	27
BofI Holding*	1,300	110
BOK Financial	1,100	60
Boston Private Financial Holdings	7,300	80
Boston Properties‡	6,900	958
Brandywine Realty Trust‡	7,600	126
Bridge Bancorp	1,000	25
Bridge Capital Holdings*	900	20
Brixmor Property Group‡	2,100	57
Brookline Bancorp	5,900	57
Brown & Brown	5,000	154
Bryn Mawr Bank	1,100	32
C1 Financial*	500	8
Calamos Asset Management, Cl A	1,400	18
Camden National	600	22
Camden Property Trust‡	4,000	308
Campus Crest Communities‡	5,500	38
Capital Bank Financial, Cl A*	2,000	49
Capital City Bank Group	900	14
Capital One Financial	25,300	1,852
Capitol Federal Financial	12,700	158
Capstead Mortgage‡	9,000	108
Cardinal Financial	2,700	48
CareTrust‡	2,221	30
Cascade Bancorp*	2,500	12
Cash America International	2,500	52
CatchMark Timber Trust, Cl A‡	1,600	18
Cathay General Bancorp	7,300	174
CBL & Associates Properties‡	7,000	144
CBOE Holdings	3,900	251
CBRE Group, Cl A*	12,500	404
Cedar Realty Trust‡	7,600	60
Centerstate Banks	3,000	33
Central Pacific Financial	1,400	29
Century Bancorp, Cl A	300	12
Chambers Street Properties‡	21,600	183
Charles Schwab	49,800	1,294
Charter Financial	1,600	18
Chatham Lodging Trust‡	3,400	106
Chemical Financial	3,000	85
Chesapeake Lodging Trust‡	4,800	176
Chimera Investment‡	43,400	136
Chubb	11,000	1,077
CIFC	400	3
Cincinnati Financial	7,300	369
CIT Group	8,400	368
Citigroup	135,200	6,348
Citizens, Cl A*	3,800	27
Citizens & Northern	1,000	19
Citizens Financial Group	7,100	170
City Holding	1,500	63
City National	2,200	191
Clifton Bancorp	2,200	29

Description	Shares	Market Value ($ Thousands)
CME Group, Cl A	14,100	$1,203
CNA Financial	1,000	39
CNB Financial	1,200	20
CNO Financial Group	18,600	289
CoBiz Financial	3,000	33
Cohen & Steers	1,800	76
Colony Financial‡	9,701	243
Columbia Banking System	5,300	135
Columbia Property Trust‡	5,200	127
Comerica	7,900	328
Commerce Bancshares	4,065	163
Community Bank System	3,600	121
Community Trust Bancorp	1,300	41
CommunityOne Bancorp*	1,000	10
ConnectOne Bancorp	1,900	35
Consolidated-Tomoka Land	500	27
Consumer Portfolio Services*	1,800	10
CorEnergy Infrastructure Trust‡	4,900	32
CoreSite Realty‡	1,900	83
Corporate Office Properties Trust‡	3,800	114
Corrections Corp of America‡	4,900	193
Cousins Properties‡	19,400	214
Cowen Group, Cl A*	9,800	41
Crawford, Cl B	2,300	22
Credit Acceptance*	588	92
Crown Castle International‡	14,900	1,289
CU Bancorp*	900	18
CubeSmart‡	14,600	360
Cullen	2,200	137
Customers Bancorp*	2,100	41
CVB Financial	9,300	136
CyrusOne‡	3,000	84
CYS Investments‡	14,900	132
DCT Industrial Trust‡	7,300	276
DDR‡	12,800	251
Diamond Hill Investment Group	300	39
DiamondRock Hospitality‡	17,621	256
Digital Realty Trust‡	6,100	445
Dime Community Bancshares	2,800	41
Discover Financial Services	20,700	1,126
Donegal Group, Cl A	700	11
Douglas Emmett‡	6,100	174
Duke Realty‡	15,200	332
DuPont Fabros Technology‡	5,700	212
Dynex Capital‡	4,600	39
E*TRADE Financial*	12,800	295
Eagle Bancorp*	2,500	86
East West Bancorp	6,500	235
EastGroup Properties‡	2,800	181
Eaton Vance	5,600	225
Education Realty Trust‡	4,266	148
eHealth*	1,700	17
EMC Insurance Group	400	13
Empire State Realty Trust, Cl A‡	8,100	147
Employers Holdings	3,000	62
Encore Capital Group*	2,300	86
Endurance Specialty Holdings	1,800	110
Enova International*	2,287	44
Enstar Group*	800	108
Enterprise Bancorp	600	12
Enterprise Financial Services	1,600	31
EPR Properties‡	5,100	332
Equity Commonwealth‡	5,400	142
Equity LifeStyle Properties‡	3,500	192

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Equity One‡	5,700	$155
Equity Residential‡	16,200	1,257
Erie Indemnity, Cl A	1,000	87
ESB Financial	1,000	17
Essent Group*	3,900	91
Essex Property Trust‡	2,800	633
EverBank Financial	7,954	139
Evercore Partners, Cl A	2,900	139
Everest Re Group	2,000	343
Excel Trust‡	5,200	73
Extra Space Storage‡	5,200	343
Ezcorp, Cl A*	4,300	44
FBL Financial Group, Cl A	900	47
FBR*	700	16
FCB Financial Holdings, Cl A*	700	16
Federal Agricultural Mortgage, Cl C	900	25
Federal Realty Investment Trust‡	3,000	431
Federated Investors, Cl B	3,800	120
Federated National Holding	1,200	35
FelCor Lodging Trust‡	11,500	115
Fidelity & Guaranty Life	1,000	22
Fidelity Southern	1,400	21
Fifth Street Asset Management, Cl A	900	12
Fifth Third Bancorp	37,600	650
Financial Engines	4,700	169
Financial Institutions	1,100	24
First American Financial	9,617	327
First Bancorp	2,500	42
First BanCorp*	10,100	55
First Busey	6,000	37
First Business Financial Services	300	13
First Cash Financial Services*	2,700	134
First Citizens BancShares, Cl A	900	220
First Commonwealth Financial	8,900	70
First Community Bancshares	1,400	22
First Connecticut Bancorp	1,300	19
First Defiance Financial	900	27
First Financial	1,000	32
First Financial Bancorp	5,300	88
First Financial Bankshares	5,574	138
First Financial Northwest	1,300	16
First Horizon National	11,200	145
First Industrial Realty Trust‡	10,000	217
First Interstate BancSystem, Cl A	1,500	36
First Merchants	3,400	74
First Midwest Bancorp	6,600	102
First NBC Bank Holding*	1,300	40
First Niagara Financial Group	14,600	119
First of Long Island	1,050	24
First Potomac Realty Trust‡	5,000	64
First Republic Bank	6,200	316
FirstMerit	14,900	244
Flagstar Bancorp*	1,700	24
Flushing Financial	2,600	47
FNB	15,700	188
FNF Group	12,200	428
FNFV Group*	3,900	48
Forest City Enterprises, Cl A*	6,800	167
Forestar Group*	3,300	44
Fox Chase Bancorp	1,000	16
Franklin Resources	17,900	922
Franklin Street Properties‡	8,400	108

Description	Shares	Market Value ($ Thousands)
FRP Holdings*	600	$22
Fulton Financial	7,700	86
FXCM, Cl A	4,100	9
Gain Capital Holdings	1,900	15
GAMCO Investors, Cl A	600	49
Gaming and Leisure Properties‡	3,500	114
General Growth Properties‡	25,600	773
Genworth Financial, Cl A*	20,600	144
Geo Group‡	6,500	283
German American Bancorp	1,100	31
Getty Realty‡	2,200	41
GFI Group	6,600	37
Glacier Bancorp	6,800	151
Gladstone Commercial‡	1,500	26
Goldman Sachs Group	19,900	3,431
Government Properties Income Trust‡	6,300	144
Gramercy Property Trust‡	16,400	113
Great Southern Bancorp	900	33
Great Western Bancorp	1,600	32
Green Bancorp*	600	6
Green Dot, Cl A*	2,900	44
Greenhill	2,500	92
Greenlight Capital Re, Cl A*	2,500	79
Guaranty Bancorp	1,300	17
Hallmark Financial Services*	1,100	12
Hampton Roads Bankshares*	2,900	5
Hancock Holding	7,400	193
Hanmi Financial	2,700	54
Hannon Armstrong Sustainable Infrastructure Capital‡	2,700	37
Hanover Insurance Group	1,800	124
Hartford Financial Services Group	19,900	774
Hatteras Financial‡	8,800	160
HCC Insurance Holdings	4,500	240
HCI Group	900	42
HCP‡	20,600	974
Health Care‡	14,700	1,205
Healthcare Realty Trust‡	8,500	256
Healthcare Trust of America, Cl A‡	4,950	146
Heartland Financial USA	1,300	36
Heritage Commerce	1,700	14
Heritage Financial	2,600	40
Heritage Insurance Holdings*	600	11
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	18,000	120
HFF, Cl A	3,000	102
Highwoods Properties‡	8,100	381
Hilltop Holdings*	6,624	120
Home BancShares	5,000	148
Home Loan Servicing Solutions	6,400	77
Home Properties‡	2,500	176
HomeStreet*	1,300	23
HomeTrust Bancshares*	1,700	26
Horace Mann Educators	3,700	113
Horizon Bancorp	700	16
Hospitality Properties Trust‡	6,300	205
Host Hotels & Resorts‡	34,100	781
Howard Hughes*	1,800	235
Hudson City Bancorp	24,900	223
Hudson Pacific Properties‡	5,800	188
Hudson Valley Holding	1,300	32
Huntington Bancshares	36,500	366
Iberiabank	2,930	160

23	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Independence Holding	600	$8
Independent Bank	4,000	105
Independent Bank Group	900	28
Infinity Property & Casualty	1,000	70
Inland Real Estate‡	8,200	93
Interactive Brokers Group, Cl A	2,100	64
Intercontinental Exchange	5,200	1,070
International Bancshares	4,800	108
International. FCStone*	1,300	25
Invesco	19,100	702
Invesco Mortgage Capital‡	11,300	173
Investment Technology Group*	3,500	73
Investors Bancorp	32,100	353
Investors Real Estate Trust‡	10,600	87
Iron Mountain‡	9,113	363
iStar Financial‡ *	7,700	100
Janus Capital Group	13,700	240
JG Wentworth, Cl A*	1,000	10
Jones Lang LaSalle	1,900	279
JPMorgan Chase	168,800	9,179
Kansas City Life Insurance	300	14
KCG Holdings, Cl A*	3,800	46
Kearny Financial*	1,100	14
Kemper	4,100	143
Kennedy-Wilson Holdings	6,500	173
KeyCorp	40,300	523
Kilroy Realty‡	3,700	274
Kimco Realty‡	18,300	506
Kite Realty Group Trust‡	3,100	95
Ladder Capital, Cl A‡ *	1,300	24
Ladenburg Thalmann Financial Services*	8,400	32
Lakeland Bancorp	3,200	35
Lakeland Financial	1,400	53
Lamar Advertising, Cl A‡	3,300	185
LaSalle Hotel Properties‡	10,100	409
Lazard, Cl A	5,600	256
LegacyTexas Financial Group	3,600	71
Legg Mason	4,700	261
LendingTree*	600	25
Leucadia National	16,400	372
Lexington Realty Trust‡	18,600	212
Liberty Property Trust‡	6,300	254
Lincoln National	11,900	595
Loews	14,800	566
LPL Financial Holdings	4,000	165
LTC Properties‡	3,100	145
M&T Bank	5,800	656
Macatawa Bank	2,100	11
Macerich‡	7,100	611
Mack-Cali Realty‡	8,200	160
Maiden Holdings	4,200	53
MainSource Financial Group	1,700	33
Manning & Napier, Cl A	1,100	12
Marcus & Millichap*	700	24
Markel*	600	410
MarketAxess Holdings	3,400	258
Marlin Business Services	700	11
Marsh & McLennan	24,400	1,312
MB Financial	6,000	170
MBIA*	6,000	48
McGraw Hill Financial	12,200	1,091
Meadowbrook Insurance Group	4,200	35
Medical Properties Trust‡	18,600	286

Description	Shares	Market Value ($ Thousands)
Medley Management, Cl A	900	$9
Mercantile Bank	1,400	27
Merchants Bancshares	400	11
Mercury General	1,100	63
Meridian Bancorp*	1,700	20
Meta Financial Group	600	20
MetLife	41,800	1,944
Metro Bancorp	1,500	38
MFA Financial‡	15,400	121
MGIC Investment*	29,900	255
Mid-America Apartment Communities‡	3,200	254
MidSouth Bancorp	700	10
MidWestOne Financial Group	600	17
Moelis, Cl A	600	19
Monmouth Real Estate Investment‡	4,800	57
Montpelier Re Holdings	3,400	119
Moody’s	8,500	776
Morgan Stanley	68,500	2,316
Mortgage Investment Trust‡	2,500	46
MSCI, Cl A	5,200	280
NASB Financial	300	7
NASDAQ OMX Group	5,400	246
National Bank Holdings, Cl A	3,600	66
National Bankshares	600	18
National General Holdings	3,000	54
National Health Investors‡	3,300	247
National Interstate	600	15
National Penn Bancshares	11,000	107
National Retail Properties‡	6,100	261
National Western Life Insurance, Cl A	200	48
Nationstar Mortgage Holdings*	800	21
Navient	18,800	371
Navigators Group*	900	67
NBT Bancorp	4,000	92
Nelnet, Cl A	1,900	83
New Residential Investment‡	12,850	164
New York‡	14,200	148
New York Community Bancorp	20,000	309
New York Mortgage Trust‡	10,000	77
NewBridge Bancorp	2,900	23
NewStar Financial*	2,200	23
Nicholas Financial*	900	13
NMI Holdings, Cl A*	5,100	39
Northern Trust	10,500	686
Northfield Bancorp	4,400	63
Northrim BanCorp	600	12
NorthStar Asset Management Group	7,600	161
NorthStar Realty Finance‡	9,800	185
Northwest Bancshares	8,500	100
OceanFirst Financial	1,100	18
Ocwen Financial*	4,200	26
OFG Bancorp	4,100	66
Old Line Bancshares	700	10
Old National Bancorp	10,400	139
Old Republic International	10,800	152
OM Asset Management	2,100	32
Omega Healthcare Investors‡	5,800	254
One Liberty Properties‡	1,000	25
OneBeacon Insurance Group, Cl A	1,900	30
Oppenheimer Holdings, Cl A	900	18

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Opus Bank	400	$10
Oritani Financial	3,900	55
Outfront Media‡	5,900	167
Owens Realty Mortgage‡	900	12
Pacific Continental	1,400	18
Pacific Premier Bancorp*	1,400	21
PacWest Bancorp	4,700	201
Palmetto Bancshares	400	7
Paramount Group‡	6,600	128
Park National	1,100	88
Park Sterling	3,800	25
Parkway Properties‡	6,900	126
PartnerRe	2,300	263
Peapack Gladstone Financial	1,000	18
Pebblebrook Hotel Trust‡	6,400	297
Penns Woods Bancorp	400	18
Pennsylvania‡	6,200	148
PennyMac Financial Services, Cl A*	1,200	22
PennyMac Mortgage Investment Trust‡	6,600	149
Peoples Bancorp	1,200	27
Peoples Financial Services	600	27
People’s United Financial	12,900	182
PHH*	4,500	112
Phoenix*	500	31
Physicians Realty Trust‡	6,300	111
PICO Holdings*	1,900	30
Piedmont Office Realty Trust, Cl A‡	6,500	127
Pinnacle Financial Partners	3,300	119
Piper Jaffray*	1,500	77
Platinum Underwriters Holdings	2,300	170
Plum Creek Timber‡	8,000	356
PNC Financial Services Group	23,900	2,021
Popular*	4,200	129
Post Properties‡	2,600	158
Potlatch‡	3,700	147
PRA Group*	4,500	223
Preferred Bank	1,000	26
Primerica	5,000	248
Principal Financial Group	13,000	610
PrivateBancorp	6,500	197
ProAssurance	2,500	111
Progressive	26,300	682
Prologis‡	22,400	1,011
Prosperity Bancshares	6,300	288
Protective Life	3,700	259
Provident Financial Services	5,500	95
Prudential Financial	20,600	1,563
PS Business Parks‡	1,702	143
Public Storage‡	6,400	1,285
Pzena Investment Management, Cl A	1,000	8
QTS Realty Trust, Cl A*	1,100	42
Radian Group	17,200	271
RAIT Financial Trust‡	7,000	49
Ramco-Gershenson Properties Trust‡	7,100	139
Raymond James Financial	5,600	295
Rayonier‡	5,300	156
RCS Capital, Cl A	800	8
RE/MAX Holdings, Cl A	900	30
Realogy Holdings*	6,600	307

Description	Shares	Market Value ($ Thousands)
Realty Income‡	9,900	$538
Redwood Trust‡	7,600	151
Regency Centers‡	4,200	288
Regional Management*	900	13
Regions Financial	61,300	533
Reinsurance Group of America, Cl A	3,200	265
RenaissanceRe Holdings	1,800	172
Renasant	2,800	73
Republic Bancorp, Cl A	800	18
Republic First Bancorp*	2,600	9
Resource America, Cl A	1,200	11
Resource Capital‡	10,900	53
Retail Opportunity Investments‡	8,100	143
Retail Properties of America, Cl A‡	10,000	177
Rexford Industrial Realty‡	3,900	62
RLI	3,800	178
RLJ Lodging Trust‡	11,800	402
Rouse Properties‡	3,200	59
Ryman Hospitality Properties‡	4,000	220
S&T Bancorp	2,700	74
Sabra Health Care‡	5,300	173
Safeguard Scientifics*	1,700	31
Safety Insurance Group	1,200	74
Sandy Spring Bancorp	2,200	54
Santander Consumer USA Holdings	3,700	66
Saul Centers‡	900	51
Sberbank of Russia Via SB Capital* (A)	1,600	20
SEI Investments†	6,200	249
Select Income‡	3,500	87
Selective Insurance Group	5,000	129
Senior Housing Properties Trust‡	8,600	200
ServisFirst Bancshares	100	3
Sierra Bancorp	1,000	16
Signature Bank*	2,300	269
Silver Bay Realty Trust‡	3,200	50
Silvercrest Asset Management Group, Cl A	400	6
Simmons First National, Cl A	1,500	56
Simon Property Group‡	13,800	2,742
SL Green Realty‡	4,300	542
SLM	19,400	177
South State	2,100	125
Southside Bancshares	2,145	59
Southwest Bancorp	1,700	26
Sovran Self Storage‡	3,000	284
Spirit Realty Capital‡	16,900	217
Springleaf Holdings, Cl A*	2,200	70
Square 1 Financial, Cl A*	600	14
St. Joe*	5,400	87
STAG Industrial‡	5,200	136
StanCorp Financial Group	1,800	112
Starwood Property Trust‡	9,400	225
Starwood Waypoint Residential Trust‡	3,400	82
State Auto Financial	1,300	29
State Bank Financial	3,100	57
State National	2,800	27
State Street	19,300	1,380
Sterling Bancorp	7,600	100
Stewart Information Services	2,000	72
Stifel Financial*	5,800	273

25	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Stock Yards Bancorp	1,300	$40
Stonegate Bank	900	25
Stonegate Mortgage*	1,100	11
STORE Capital‡	2,800	64
Strategic Hotels & Resorts‡ *	24,200	325
Suffolk Bancorp	1,000	23
Summit Hotel Properties‡	7,800	100
Sun Bancorp*	700	13
Sun Communities‡	4,349	295
Sunstone Hotel Investors‡	18,600	317
SunTrust Banks	23,400	899
Susquehanna Bancshares	17,117	216
SVB Financial Group*	2,400	271
Symetra Financial	6,900	140
Synchrony Financial*	5,300	164
Synovus Financial	5,700	147
T Rowe Price Group	11,800	929
Talmer Bancorp, Cl A	1,400	19
Tanger Factory Outlet Centers‡	3,800	150
Taubman Centers‡	2,900	238
TCF Financial	6,900	101
TD Ameritrade Holding	11,800	382
Tejon Ranch*	1,100	27
Terreno Realty‡	3,800	87
Territorial Bancorp	700	15
Texas Capital Bancshares*	4,100	167
TFS Financial	3,100	43
Third Point Reinsurance*	4,800	64
Tiptree Financial	700	5
Tompkins Financial	1,300	67
Torchmark	5,900	295
Towne Bank	3,760	55
Trade Street Residential‡	1,600	13
Travelers	15,400	1,583
Trico Bancshares	2,100	49
TriState Capital Holdings*	1,800	17
Triumph Bancorp*	1,100	14
TrustCo Bank NY	7,900	51
Trustmark	5,900	126
Two Harbors Investment‡	15,400	159
UDR‡	11,500	382
UMB Financial	3,300	160
UMH Properties‡	1,600	15
Umpqua Holdings	14,987	232
Union Bankshares	4,200	84
United Bankshares	6,200	210
United Community Banks	4,600	81
United Community Financial	4,100	22
United Financial Bancorp	4,900	61
United Fire Group	1,700	47
United Insurance Holdings	1,400	34
Universal Health Realty Income Trust‡	1,200	64
Universal Insurance Holdings	3,000	70
Univest Corp of Pennsylvania	1,300	24
Unum Group	11,400	354
Urban Edge Properties‡	4,100	97
Urstadt Biddle Properties, Cl A‡	2,600	61
US Bancorp	76,400	3,202
Validus Holdings	4,300	170
Valley National Bancorp	20,536	186
Ventas‡	14,500	1,157
Virtus Investment Partners	700	95
Vornado Realty Trust‡	8,400	928

Description	Shares	Market Value ($ Thousands)
Voya Financial	6,000	$234
Waddell & Reed Financial, Cl A	3,600	161
Walker & Dunlop*	1,600	28
Walter Investment Management*	3,600	54
Washington‡	6,100	175
Washington Federal	9,000	179
Washington Trust Bancorp	1,300	48
Waterstone Financial	2,900	37
Webster Financial	8,200	250
Weingarten Realty Investors‡	5,200	195
Wells Fargo	213,000	11,059
WesBanco	2,356	71
West Bancorporation	1,300	21
Westamerica Bancorporation	2,300	94
Western Alliance Bancorp*	6,800	175
Western Asset Mortgage Capital‡	3,500	47
Westwood Holdings Group	600	35
Weyerhaeuser‡	23,100	828
White Mountains Insurance Group	300	193
Whitestone, Cl B‡	1,900	30
Wilshire Bancorp	6,700	61
Wintrust Financial	4,200	183
WisdomTree Investments	9,500	165
World Acceptance*	700	51
WP Carey‡	4,600	330
WP GLIMCHER‡	9,000	159
WR Berkley	4,600	225
WSFS Financial	810	60
XL Group, Cl A	12,000	414
Yadkin Financial*	1,700	32
Zions Bancorporation	9,200	220

		189,470

Health Care — 9.8%
AAC Holdings*	700	18
Abaxis	2,000	123
Abbott Laboratories	66,900	2,994
AbbVie	71,000	4,285
ABIOMED*	3,600	186
Acadia Healthcare*	3,900	225
ACADIA Pharmaceuticals*	7,161	218
Accelerate Diagnostics*	1,900	41
Acceleron Pharma*	1,500	59
Accuray*	6,600	49
AcelRx Pharmaceuticals*	2,000	13
Achaogen*	600	7
Achillion Pharmaceuticals*	8,700	129
Acorda Therapeutics*	3,662	152
Actinium Pharmaceuticals*	1,700	9
Adamas Pharmaceuticals*	300	5
Addus HomeCare*	600	13
Adeptus Health, Cl A*	500	16
Aegerion Pharmaceuticals*	2,600	60
Aerie Pharmaceuticals*	900	25
Aetna	16,000	1,469
Affymetrix*	6,900	76
Agenus*	5,300	27
Agilent Technologies	15,100	570
Agios Pharmaceuticals*	1,300	151
Air Methods*	3,500	145
Akebia Therapeutics*	700	7
Akorn*	5,600	238
Albany Molecular Research*	1,900	31

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Alder Biopharmaceuticals*	900	$24
Alere*	3,500	142
Alexion Pharmaceuticals*	8,800	1,613
Align Technology*	3,400	180
Alimera Sciences*	2,100	11
Allergan	13,200	2,894
Alliance HealthCare Services*	400	9
Allscripts Healthcare Solutions*	7,400	88
Almost Family*	700	21
Alnylam Pharmaceuticals*	3,300	310
AMAG Pharmaceuticals*	1,900	84
Amedisys*	2,300	65
AmerisourceBergen, Cl A	10,000	951
Amgen	33,800	5,146
AMN Healthcare Services*	4,400	83
Amphastar Pharmaceuticals*	1,100	13
Ampio Pharmaceuticals*	3,700	19
Amsurg*	3,900	215
Anacor Pharmaceuticals*	3,100	117
Analogic	1,100	90
AngioDynamics*	2,000	38
ANI Pharmaceuticals*	700	39
Anika Therapeutics*	1,300	51
Antares Pharma*	9,800	23
Anthem	12,500	1,687
Applied Genetic Technologies*	400	10
Aratana Therapeutics*	2,900	48
Ardelyx*	600	16
Arena Pharmaceuticals*	21,600	93
ARIAD Pharmaceuticals*	14,200	92
Array BioPharma*	12,000	86
Arrowhead Research*	4,300	27
Atara Biotherapeutics*	700	17
athenahealth*	1,700	238
AtriCure*	2,300	46
Atrion	143	48
Auspex Pharmaceuticals*	900	55
Avalanche Biotechnologies*	600	24
Baxter International	24,000	1,687
Becton Dickinson and	8,600	1,187
BioCryst Pharmaceuticals*	6,100	62
BioDelivery Sciences International*	3,500	46
Biogen Idec*	10,600	4,125
BioMarin Pharmaceutical*	7,100	690
Bio-Path Holdings*	6,600	15
Bio-Rad Laboratories, Cl A*	900	103
Bio-Reference Laboratories*	2,100	70
BioScrip*	5,800	33
BioSpecifics Technologies*	300	12
Bio-Techne	1,700	158
BioTelemetry*	2,100	21
BioTime*	4,400	18
Bluebird Bio*	2,200	204
Boston Scientific*	58,600	868
Bristol-Myers Squibb	74,000	4,460
Brookdale Senior Living, Cl A*	7,600	257
Bruker*	4,500	85
Calithera Biosciences*	700	14
Cambrex*	2,600	58
Cantel Medical	3,000	122
Capital Senior Living*	2,800	67
Cara Therapeutics*	400	4
Cardinal Health	15,200	1,264

Description	Shares	Market Value ($ Thousands)
Cardiovascular Systems*	2,600	$89
CareFusion*	9,100	540
Castlight Health, Cl B*	1,200	11
Catalent*	4,400	122
Celgene*	35,600	4,242
Celldex Therapeutics*	8,200	176
Cellular Dynamics International*	900	5
Cempra*	2,700	75
Centene*	2,600	284
Cepheid*	6,208	351
Cerner*	13,200	876
Cerus*	7,700	41
Charles River Laboratories International*	2,000	139
Chemed	1,600	162
ChemoCentryx*	2,300	19
Chimerix*	2,800	112
Cigna	12,000	1,282
Civitas Solutions*	1,000	19
Clovis Oncology*	2,187	143
Coherus Biosciences*	900	20
Community Health Systems*	5,300	249
Computer Programs & Systems	1,000	49
CONMED	2,400	114
Cooper	2,100	331
Corcept Therapeutics*	4,500	13
CorVel*	900	30
Covance*	2,700	287
CR Bard	3,400	582
Cross Country Healthcare*	2,600	27
CryoLife	2,300	26
CTI BioPharma*	15,500	34
Cyberonics*	2,500	139
Cynosure, Cl A*	2,100	63
Cytokinetics*	2,800	20
Cytori Therapeutics*	6,400	3
CytRx*	4,900	13
DaVita HealthCare Partners*	7,800	585
DENTSPLY International	6,400	320
Depomed*	5,400	99
Derma Sciences*	1,800	15
Dermira*	1,000	17
DexCom*	6,800	407
Dicerna Pharmaceuticals*	300	6
Dyax*	12,000	181
Dynavax Technologies*	2,220	38
Edwards Lifesciences*	4,600	577
Egalet*	300	3
Eleven Biotherapeutics*	400	5
Eli Lilly	43,800	3,154
Emergent Biosolutions*	2,500	70
Enanta Pharmaceuticals*	900	39
Endocyte*	3,300	17
Endologix*	5,800	81
Ensign Group	1,700	71
Envision Healthcare Holdings*	4,000	138
Enzo Biochem*	3,000	9
Epizyme*	1,000	19
Esperion Therapeutics*	700	32
Exact Sciences*	7,900	215
Exactech*	900	19
ExamWorks Group*	3,100	115
Exelixis*	15,400	29
Express Scripts Holding*	32,800	2,647

27	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
FibroGen*	800	$24
Five Prime Therapeutics*	1,800	47
Five Star Quality Care*	4,100	14
Flexion Therapeutics*	500	10
Fluidigm*	2,600	100
Foundation Medicine*	1,300	62
Galectin Therapeutics*	1,500	5
Galena Biopharma*	10,200	17
GenMark Diagnostics*	4,100	53
Genocea Biosciences*	300	3
Genomic Health*	1,400	45
Gentiva Health Services*	2,600	50
Geron*	13,400	43
Gilead Sciences*	68,400	7,170
Globus Medical, Cl A*	5,800	137
Greatbatch*	2,200	107
Haemonetics*	4,600	182
Halozyme Therapeutics*	9,100	130
Halyard Health*	2,000	89
Hanger*	3,400	73
HCA Holdings*	14,600	1,034
Health Net*	3,800	206
HealthEquity*	900	19
HealthSouth	7,900	348
HealthStream*	2,000	57
Healthways*	2,700	56
HeartWare International*	1,500	125
Henry Schein*	3,800	525
Heron Therapeutics*	1,900	15
Hill-Rom Holdings	2,400	115
HMS Holdings*	7,800	154
Hologic*	11,100	337
Horizon Pharma*	5,300	87
Hospira*	7,400	469
Humana	7,000	1,025
Hyperion Therapeutics*	1,100	28
ICU Medical*	1,200	100
Idera Pharmaceuticals*	5,100	23
IDEXX Laboratories*	2,200	349
IGI Laboratories*	2,800	28
Illumina*	6,300	1,230
Immune Design*	700	18
ImmunoGen*	8,100	62
Immunomedics*	7,000	37
Impax Laboratories*	6,400	235
Imprivata*	700	9
IMS Health Holdings*	3,100	76
INC Research Holdings, Cl A*	800	19
Incyte*	6,400	510
Infinity Pharmaceuticals*	4,600	71
Inogen*	400	12
Inovio Pharmaceuticals*	5,200	43
Insmed*	4,200	65
Insulet*	5,000	147
Insys Therapeutics*	900	43
Integra LifeSciences Holdings*	2,300	128
Intercept Pharmaceuticals*	500	101
Intersect ENT*	700	15
Intra-Cellular Therapies*	1,400	27
Intrexon*	3,200	92
Intuitive Surgical*	1,600	791
Invacare	2,800	41
IPC Healthcare*	1,600	65
Ironwood Pharmaceuticals, Cl A*	11,000	171

Description	Shares	Market Value ($ Thousands)
Isis Pharmaceuticals*	10,500	$719
Johnson & Johnson	126,200	12,638
K2M Group Holdings*	700	13
Karyopharm Therapeutics*	1,300	34
Keryx Biopharmaceuticals*	9,000	109
Kindred Biosciences*	800	5
Kindred Healthcare	6,500	120
Kite Pharma*	800	54
KYTHERA Biopharmaceuticals*	1,600	60
Laboratory Corp of America Holdings*	3,900	448
Landauer	900	25
Lannett*	2,400	114
LDR Holding*	1,500	50
Lexicon Pharmaceuticals*	19,700	18
LHC Group*	1,000	30
LifePoint Hospitals*	1,800	117
Ligand Pharmaceuticals*	1,800	102
Loxo Oncology*	700	9
Luminex*	3,600	64
MacroGenics*	1,700	54
Magellan Health*	2,500	150
MannKind*	21,100	134
Masimo*	3,900	100
McKesson	10,300	2,190
MedAssets*	5,400	100
Medicines*	5,700	163
Medidata Solutions*	4,800	206
Medivation*	3,400	370
MEDNAX*	4,500	306
Medtronic	63,824	4,557
Merck	130,100	7,842
Merge Healthcare*	6,000	22
Meridian Bioscience	3,500	61
Merit Medical Systems*	4,100	63
Merrimack Pharmaceuticals*	8,400	79
Mettler-Toledo International*	1,300	395
MiMedx Group*	8,400	69
Mirati Therapeutics*	600	12
Molina Healthcare*	2,800	143
Momenta Pharmaceuticals*	4,700	51
MWI Veterinary Supply*	1,200	228
Mylan*	16,400	872
Myriad Genetics*	3,100	116
NanoString Technologies*	900	11
NanoViricides*	3,500	9
National Healthcare	900	57
National Research, Cl A	900	12
Natus Medical*	3,000	113
Navidea Biopharmaceuticals*	12,300	20
Nektar Therapeutics*	11,500	168
Neogen*	3,200	148
NeoStem*	2,100	7
Neuralstem*	5,900	18
Neurocrine Biosciences*	6,900	232
Nevro*	700	32
NewLink Genetics*	1,800	66
Northwest Biotherapeutics*	3,100	20
Novavax*	22,000	172
NPS Pharmaceuticals*	9,600	440
NuVasive*	4,100	190
NxStage Medical*	5,500	98
Ocular Therapeutix*	700	21
Ohr Pharmaceutical*	1,800	14

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Omeros*	3,200	$71
Omnicare	4,600	345
Omnicell*	3,300	105
OncoMed Pharmaceuticals*	1,000	23
Oncothyreon*	5,600	9
Ophthotech*	1,200	68
OPKO Health*	16,700	203
OraSure Technologies*	5,500	51
Orexigen Therapeutics*	11,700	61
Organovo Holdings*	5,300	34
Orthofix International*	1,600	49
Osiris Therapeutics*	1,600	26
Otonomy*	600	18
OvaScience*	1,400	61
Owens & Minor	5,600	192
Oxford Immunotec Global*	1,200	14
Pacific Biosciences of California*	4,800	39
Pacira Pharmaceuticals*	3,200	344
Pain Therapeutics*	3,200	6
PAREXEL International*	5,100	311
Patterson	4,100	205
PDL BioPharma	14,400	105
Peregrine Pharmaceuticals*	15,900	20
PerkinElmer	5,300	242
Pernix Therapeutics Holdings*	2,600	22
Pfizer	284,500	8,891
Pharmacyclics*	2,700	456
PharMerica*	2,700	62
Phibro Animal Health, Cl A	1,200	33
PhotoMedex*	1,100	2
Portola Pharmaceuticals*	4,000	114
POZEN*	2,400	17
PRA Health Sciences*	1,700	44
Premier, Cl A*	1,300	42
Prestige Brands Holdings*	4,700	161
Progenics Pharmaceuticals*	5,800	35
Providence Service*	1,000	39
PTC Therapeutics*	2,200	121
Puma Biotechnology*	2,100	443
Quality Systems	4,800	78
Quest Diagnostics	6,400	455
Quidel*	2,600	61
Quintiles Transnational Holdings*	2,300	139
Radius Health*	800	39
RadNet*	2,700	21
Raptor Pharmaceutical*	5,200	47
Receptos*	2,000	220
Regado Biosciences*	1,300	2
Regeneron Pharmaceuticals*	3,500	1,458
Regulus Therapeutics*	1,200	23
Relypsa*	1,500	53
Repligen*	2,700	66
Repros Therapeutics*	2,700	23
ResMed	6,300	394
Retrophin*	1,800	23
Revance Therapeutics*	700	11
Rigel Pharmaceuticals*	7,400	15
Rockwell Medical*	4,700	51
Roka Bioscience*	800	3
RTI Surgical*	4,800	21
Sage Therapeutics*	500	20
Sagent Pharmaceuticals*	1,800	46
Salix Pharmaceuticals*	2,900	391
Sangamo BioSciences*	6,100	78

Description	Shares	Market Value ($ Thousands)
Sarepta Therapeutics*	3,400	$41
SciClone Pharmaceuticals*	4,400	32
Seattle Genetics*	4,300	134
Select Medical Holdings	7,400	100
Sequenom*	10,200	38
Sientra*	800	12
Sirona Dental Systems*	2,700	244
Skilled Healthcare Group, Cl A*	2,100	17
Spectranetics*	3,800	124
Spectrum Pharmaceuticals*	5,400	38
St. Jude Medical	12,500	823
STAAR Surgical*	3,100	19
Stemline Therapeutics*	1,000	15
STERIS	5,400	352
Stryker	14,900	1,357
Sucampo Pharmaceuticals, Cl A*	1,500	23
Sunesis Pharmaceuticals*	4,000	9
Supernus Pharmaceuticals*	2,400	20
Surgical Care Affiliates*	1,000	32
SurModics*	1,200	28
Symmetry Surgical*	750	5
Synageva BioPharma*	2,100	242
Synergy Pharmaceuticals*	8,100	24
Synta Pharmaceuticals*	5,400	13
T2 Biosystems*	700	15
Tandem Diabetes Care*	700	9
Team Health Holdings*	6,300	326
Teleflex	1,900	208
Tenet Healthcare*	4,400	186
TESARO*	1,800	72
Tetraphase Pharmaceuticals*	2,400	87
TG Therapeutics*	2,400	34
TherapeuticsMD*	8,900	36
Theravance	7,700	87
Theravance Biopharma*	2,000	32
Thermo Fisher Scientific	17,800	2,229
Thoratec*	5,100	183
Threshold Pharmaceuticals*	4,300	16
Tokai Pharmaceuticals*	900	11
Tornier*	3,400	82
TransEnterix*	2,200	7
Triple-S Management, Cl B*	2,330	56
TriVascular Technologies*	600	6
Trupanion*	1,100	8
Ultragenyx Pharmaceutical*	600	35
Unilife*	10,900	43
United Therapeutics*	2,200	310
UnitedHealth Group	43,700	4,643
Universal American*	3,600	33
Universal Health Services, Cl B	4,000	410
US Physical Therapy	1,000	39
Utah Medical Products	300	17
Vanda Pharmaceuticals*	3,900	43
Varian Medical Systems*	4,700	435
Vascular Solutions*	1,400	38
VCA*	3,700	193
Veeva Systems, Cl A*	1,600	46
Veracyte*	600	5
Verastem*	2,500	18
Versartis*	500	9
Vertex Pharmaceuticals*	10,600	1,167
Vitae Pharmaceuticals*	800	12
Vital Therapies*	400	8
VIVUS*	8,700	23

29	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Vocera Communications*	1,800	$16
Volcano*	4,800	86
VWR*	1,800	43
Waters*	3,800	452
WellCare Health Plans*	3,900	284
West Pharmaceutical Services	6,400	316
Wright Medical Group*	4,500	110
Xencor*	1,300	20
XenoPort*	4,900	41
XOMA*	7,100	25
Zafgen*	800	30
Zeltiq Aesthetics*	2,500	81
Zimmer Holdings	7,400	830
ZIOPHARM Oncology*	6,900	62
Zoetis, Cl A	22,100	944
Zogenix*	10,000	14
ZS Pharma*	600	27

		148,771

Industrials — 7.7%
3M	29,100	4,723
AAON	3,600	79
AAR	3,600	103
ABM Industries	4,900	141
Acacia Research	4,700	59
ACCO Brands*	10,400	82
Accuride*	3,200	14
Aceto	2,400	47
Actuant, Cl A	5,800	134
Acuity Brands	2,000	300
ADT	7,900	272
Advanced Drainage Systems	1,300	32
Advisory Board*	3,800	178
AECOM*	6,574	167
Aegion, Cl A*	3,200	49
Aerovironment*	1,600	41
AGCO	3,900	169
Air Lease, Cl A	4,300	150
Air Transport Services Group*	4,300	36
Aircastle	5,600	112
Alamo Group	600	27
Alaska Air Group	6,200	421
Albany International, Cl A	2,500	85
Allegiant Travel, Cl A	1,300	236
Allegion	4,100	221
Alliant Techsystems	1,500	195
Allison Transmission Holdings	6,200	194
Altra Industrial Motion	2,300	59
AMERCO*	300	86
Ameresco, Cl A*	1,700	10
American Airlines Group	31,900	1,566
American Railcar Industries	900	45
American Science & Engineering	700	32
American Woodmark*	1,000	41
AMETEK	10,800	517
AO Smith	3,200	190
Apogee Enterprises	2,700	117
Applied Industrial Technologies	3,700	150
ARC Document Solutions*	3,500	32
ARC Group Worldwide*	300	2
ArcBest	2,300	86
Argan	1,000	30
Armstrong World Industries*	1,800	91

Description	Shares	Market Value ($ Thousands)
Astec Industries	1,600	$57
Astronics*	1,687	94
Atlas Air Worldwide Holdings*	2,300	104
Avis Budget Group*	4,800	275
AZZ	2,200	93
Babcock & Wilcox	4,500	123
Baltic Trading	4,200	7
Barnes Group	4,800	165
Barrett Business Services	600	18
BE Aerospace	4,700	274
Beacon Roofing Supply*	4,500	107
Blount International*	4,700	73
Boeing	32,600	4,739
Brady, Cl A	4,300	113
Briggs & Stratton	4,200	77
Brink’s	4,400	99
Builders FirstSource*	3,800	22
CAI International*	1,400	29
Capstone Turbine*	28,800	18
Carlisle	2,700	242
Casella Waste Systems, Cl A*	3,300	13
Caterpillar	27,900	2,231
CBIZ*	3,500	29
CDI	1,200	20
Ceco Environmental	1,800	25
Celadon Group	1,700	41
Cenveo*	4,500	9
CH Robinson Worldwide	6,500	463
Chart Industries*	2,600	74
Cintas	4,500	354
CIRCOR International	1,500	74
Civeo	8,300	24
CLARCOR	4,500	281
Clean Harbors*	2,500	118
Colfax*	4,000	181
Columbus McKinnon	1,800	45
Comfort Systems USA	3,200	53
Commercial Vehicle Group*	2,300	13
Continental Building Products*	1,000	17
Con-way	2,400	98
Copart*	5,400	198
Corporate Executive Board	3,100	212
Corporate Resource Services*	1,300	1
Covanta Holding	4,400	90
CRA International*	900	27
Crane	2,000	122
CSX	44,500	1,482
Cubic	1,900	99
Cummins	8,200	1,144
Curtiss-Wright	4,300	286
Danaher	27,100	2,233
Deere	16,300	1,389
Delta Air Lines	38,000	1,798
Deluxe	4,500	292
DigitalGlobe*	6,700	180
Donaldson	6,500	238
Douglas Dynamics	1,900	38
Dover	7,300	511
Ducommun*	1,100	29
Dun & Bradstreet	1,600	184
DXP Enterprises*	1,100	45
Dycom Industries*	3,100	96
Dynamic Materials	1,200	17
Echo Global Logistics*	2,100	55

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
EMCOR Group	6,008	$242
Emerson Electric	31,400	1,788
Encore Wire	1,800	55
Energy Recovery*	3,200	11
EnerSys	4,259	249
Engility Holdings*	1,600	64
Ennis	2,200	29
Enphase Energy*	1,600	20
EnPro Industries	2,000	119
Equifax	5,400	456
Erickson*	600	4
ESCO Technologies	2,400	86
Esterline Technologies*	2,900	325
Exelis	7,800	133
ExOne*	900	13
Expeditors International of Washington	8,800	384
Exponent	1,200	96
Fastenal	13,400	595
Federal Signal	5,400	82
FedEx	13,100	2,215
Flowserve	6,100	332
Fluor	7,000	375
Fortune Brands Home & Security	7,500	336
Forward Air	2,900	130
Franklin Covey*	900	16
Franklin Electric	4,300	147
FreightCar America	1,000	23
FTI Consulting*	3,700	150
FuelCell Energy*	19,000	23
Furmanite*	3,100	23
G&K Services, Cl A	1,800	126
GATX	1,900	109
GenCorp*	5,200	87
Generac Holdings*	6,100	267
General Cable	4,200	48
General Dynamics	13,600	1,812
General Electric	447,200	10,684
General Finance*	900	7
Genesee & Wyoming, Cl A*	2,300	190
Gibraltar Industries*	2,600	39
Global Brass & Copper Holdings	1,700	22
Global Power Equipment Group	1,500	18
Gorman-Rupp	1,800	51
GP Strategies*	1,300	43
Graco	2,900	207
GrafTech International*	10,100	37
Graham	900	19
Granite Construction	3,600	123
Great Lakes Dredge & Dock	5,100	40
Greenbrier	2,500	130
Griffon	3,300	48
H&E Equipment Services	2,700	47
Harsco	7,100	105
Hawaiian Holdings*	4,200	82
HD Supply Holdings*	4,400	127
Healthcare Services Group	6,410	202
Heartland Express	4,900	126
HEICO	6,000	364
Heidrick & Struggles International	1,700	38
Heritage-Crystal Clean*	700	9
Herman Miller	5,400	157
Hertz Global Holdings*	19,600	402
Hexcel	4,700	208

Description	Shares	Market Value ($ Thousands)
Hill International*	2,500	$10
Hillenbrand	5,762	181
HNI	4,100	202
Honeywell International	34,800	3,402
Houston Wire & Cable	1,500	17
Hub Group, Cl A*	3,200	107
Hubbell, Cl B	2,700	286
Huntington Ingalls Industries	2,200	257
Hurco	600	21
Huron Consulting Group*	2,200	165
Hyster-Yale Materials Handling, Cl A	900	56
ICF International*	1,700	64
IDEX	3,700	268
IHS, Cl A*	3,000	345
Illinois Tool Works	14,500	1,350
InnerWorkings*	3,000	15
Insperity	2,200	92
Insteel Industries	1,600	33
Interface, Cl A	6,000	94
International Shipholding	400	7
ITT	3,800	136
Jacobs Engineering Group*	5,600	213
JB Hunt Transport Services	4,200	334
JetBlue Airways*	22,500	378
John Bean Technologies	2,700	82
Joy Global	4,600	193
Kadant	900	36
Kaman	2,600	99
Kansas City Southern	4,900	539
KAR Auction Services	6,600	225
KBR	6,100	101
Kelly Services, Cl A	2,300	39
Kennametal	3,300	104
KEYW Holding*	2,800	25
Kforce	2,300	54
Kimball International, Cl B	3,000	26
Kirby*	2,400	174
KLX*	2,350	92
Knight Transportation	5,221	149
Knoll	4,600	94
Korn*	4,600	131
Kratos Defense & Security Solutions*	3,800	18
L-3 Communications Holdings	3,800	468
Landstar System	2,200	141
Layne Christensen*	1,700	14
LB Foster, Cl A	900	43
Lennox International	2,200	216
Lincoln Electric Holdings	3,400	231
Lindsay	1,100	95
LMI Aerospace*	900	13
Lockheed Martin	12,100	2,279
LSI Industries	1,900	14
Lydall*	1,400	39
Manitex International*	1,200	13
Manitowoc	5,600	105
ManpowerGroup	3,700	270
Marten Transport	2,000	41
Masco	16,000	397
MasTec*	6,000	111
Matson	3,800	132
Matthews International, Cl A	2,700	125
McGrath RentCorp	2,200	67

31	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Meritor*	9,000	$115
Middleby*	2,600	247
Miller Industries	1,000	20
Mistras Group*	1,400	28
Mobile Mini	4,300	156
Moog, Cl A*	3,800	267
MRC Global*	4,200	45
MSA Safety	2,700	118
MSC Industrial Direct, Cl A	2,200	165
Mueller Industries	5,100	160
Mueller Water Products, Cl A	14,700	150
Multi-Color	1,200	70
MYR Group*	2,000	50
National Presto Industries	400	25
Navigant Consulting*	4,700	68
Navistar International*	2,400	71
NCI Building Systems*	2,600	40
Neff, Cl A*	1,400	13
NL Industries	600	4
NN	1,400	32
Norcraft*	600	12
Nordson	2,700	197
Norfolk Southern	13,900	1,417
Nortek*	800	61
Northrop Grumman	9,000	1,413
Northwest Pipe*	900	22
NOW*	4,500	112
Old Dominion Freight Line*	2,900	203
Omega Flex	300	9
On Assignment*	4,900	172
Orbital Sciences*	5,300	149
Orion Marine Group*	2,300	21
Oshkosh	3,500	150
Owens Corning	4,900	196
PACCAR	15,900	956
Pall	4,800	464
PAM Transportation Services*	300	17
Parker-Hannifin	6,600	769
Park-Ohio Holdings	800	43
Patrick Industries*	700	30
Paylocity Holding*	700	16
Pendrell*	13,600	18
Performant Financial*	2,500	12
PGT*	3,900	34
Pitney Bowes	8,600	206
Plug Power*	15,200	41
Ply Gem Holdings*	1,700	21
Polypore International*	4,000	179
Powell Industries	900	35
Power Solutions International*	400	18
PowerSecure International*	1,900	18
Precision Castparts	6,500	1,301
Preformed Line Products	300	14
Primoris Services	3,400	64
Proto Labs*	2,000	129
Quad	2,300	46
Quality Distribution*	2,300	19
Quanex Building Products	3,600	68
Quanta Services*	9,600	254
Quest Resource Holding*	1,100	1
Raven Industries	3,300	71
Raytheon	13,900	1,391
RBC Bearings	2,100	122
Regal-Beloit	1,900	131

Description	Shares	Market Value ($ Thousands)
Republic Airways Holdings*	4,500	$62
Republic Services, Cl A	11,800	468
Resources Connection	3,400	57
Revolution Lighting Technologies*	2,600	3
Rexnord*	6,800	168
Roadrunner Transportation Systems*	2,700	55
Robert Half International	6,100	354
Rockwell Automation	6,100	664
Rockwell Collins	6,000	514
Rollins	2,600	86
Roper Industries	4,500	695
RPX*	4,500	56
RR Donnelley & Sons	8,400	138
Rush Enterprises, Cl A*	3,000	84
Ryder System	2,500	207
Safe Bulkers	3,400	12
Saia*	2,200	93
Scorpio Bulkers*	11,300	17
SIFCO Industries	200	6
Simpson Manufacturing	3,800	124
SkyWest	4,400	55
Snap-on	2,600	345
SolarCity*	1,800	87
Southwest Airlines	31,000	1,401
SP Plus*	1,300	29
Sparton*	900	21
Spirit AeroSystems Holdings, Cl A*	5,700	257
Spirit Airlines*	3,300	245
SPX	1,900	159
Standex International	1,100	77
Stanley Black & Decker	7,100	665
Steelcase, Cl A	7,300	123
Stericycle*	3,700	486
Sterling Construction*	1,600	6
Stock Building Supply Holdings*	1,100	17
Sun Hydraulics	2,000	72
Swift Transportation, Cl A*	7,700	189
TAL International Group	3,100	126
TASER International*	4,800	130
TCP International Holdings*	1,200	8
Team*	1,900	72
Teledyne Technologies*	3,400	323
Tennant	1,600	104
Terex	4,500	101
Tetra Tech	5,800	134
Textainer Group Holdings	1,900	62
Textron	12,300	523
Thermon Group Holdings*	2,800	57
Timken	3,800	144
Titan International	3,700	33
Titan Machinery*	1,400	20
Toro	2,600	169
Towers Watson, Cl A	2,900	344
TransDigm Group	2,300	473
Trex*	3,100	132
TriMas*	4,100	111
TriNet Group*	1,300	43
Trinity Industries	6,900	183
Triumph Group	2,200	126
TrueBlue*	3,800	84
Tutor Perini*	3,200	69
Twin Disc	700	11
Tyco International	2,600	106

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
UniFirst	1,300	$151
Union Pacific	40,400	4,735
United Continental Holdings*	16,700	1,158
United Parcel Service, Cl B	31,500	3,113
United Rentals*	4,200	348
United Stationers	3,500	141
United Technologies	40,900	4,695
Universal Forest Products	1,900	95
Universal Truckload Services	600	14
US Ecology	2,000	83
USA Truck*	600	17
USG*	3,900	119
UTi Worldwide*	8,300	99
Valmont Industries	1,200	144
Vectrus*	1,333	37
Verisk Analytics, Cl A*	7,400	476
Veritiv*	400	20
Viad	1,700	46
Vicor*	1,400	15
Virgin America*	1,300	44
VSE	400	29
Wabash National*	6,600	82
WABCO Holdings*	2,500	238
Wabtec	4,400	367
WageWorks*	3,100	171
Waste Connections	5,500	238
Waste Management	20,500	1,054
Watsco	2,300	250
Watts Water Technologies, Cl A	2,500	147
Werner Enterprises	4,100	117
Wesco Aircraft Holdings*	4,682	61
WESCO International*	1,800	120
West	3,400	111
Woodward	6,000	268
WW Grainger	2,600	613
Xerium Technologies*	800	12
XPO Logistics*	4,700	173
Xylem	8,300	283
YRC Worldwide*	2,900	46

		116,683

Information Technology — 12.9%
3D Systems*	4,600	134
A10 Networks*	1,100	5
ACI Worldwide*	10,100	187
Activision Blizzard	22,100	462
Actua*	3,900	63
Acxiom*	6,900	126
Adobe Systems*	22,000	1,543
ADTRAN	5,200	115
Advanced Energy Industries*	3,800	91
Advanced Micro Devices*	25,300	65
Advent Software	4,600	193
Aerohive Networks*	900	4
Agilysys*	1,300	13
Akamai Technologies*	7,700	448
Alliance Data Systems*	2,600	751
Alliance Fiber Optic Products	1,000	14
Alpha & Omega Semiconductor*	1,900	17
Altera	13,600	448
Ambarella*	2,700	149
Amber Road*	700	7
Amdocs	7,200	347

Description	Shares	Market Value ($ Thousands)
American Software, Cl A	2,000	$17
Amkor Technology*	7,200	46
Amphenol, Cl A	13,900	747
Analog Devices	13,900	724
Angie’s List*	3,800	17
Anixter International*	2,400	181
ANSYS*	4,100	331
AOL*	3,700	160
Apple	268,800	31,493
Applied Materials	54,500	1,245
Applied Micro Circuits*	7,300	38
Applied Optoelectronics*	1,300	12
Arista Networks*	400	25
ARRIS Group*	5,200	136
Arrow Electronics*	4,500	248
Aruba Networks*	9,900	164
Aspen Technology*	8,400	297
Atmel	19,800	165
Audience*	1,100	4
Autodesk*	10,300	556
Automatic Data Processing	21,600	1,783
AVG Technologies*	3,400	67
Avnet	6,300	262
AVX	1,900	25
Axcelis Technologies*	8,700	21
Badger Meter	1,400	84
Bankrate*	6,200	77
Barracuda Networks*	700	24
Bazaarvoice*	4,200	35
Bel Fuse, Cl B	900	21
Belden	3,900	323
Benchmark Electronics*	4,800	116
Benefitfocus*	400	10
Black Box	1,300	27
Blackbaud	4,219	184
Blackhawk Network Holdings, Cl A*	4,800	160
Blucora*	3,600	49
Booz Allen Hamilton Holding, Cl A	3,000	87
Borderfree*	400	2
Bottomline Technologies de*	3,700	92
Brightcove*	2,700	19
Broadcom, Cl A	24,100	1,023
Broadridge Financial Solutions	5,600	269
BroadSoft*	2,700	73
Brocade Communications Systems	19,900	221
Brooks Automation	6,200	80
CA	14,200	430
Cabot Microelectronics*	2,200	109
CACI International, Cl A*	2,100	178
Cadence Design Systems*	13,600	245
CalAmp*	3,000	54
Calix*	3,400	33
Callidus Software*	4,300	64
Carbonite*	1,400	21
Cardtronics*	3,900	131
Care.com*	600	5
Cascade Microtech*	1,000	13
Cass Information Systems	1,000	44
Cavium*	4,700	276
CDK Global	13,833	625
CDW	3,500	120
CEVA*	1,700	31

33	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
ChannelAdvisor*	1,700	$16
Checkpoint Systems*	4,100	53
Ciber*	6,400	21
Ciena*	9,400	174
Cirrus Logic*	5,500	146
Cisco Systems	228,100	6,014
Citrix Systems*	7,200	427
Clearfield*	1,000	12
Cognex*	7,900	290
Cognizant Technology Solutions, Cl A*	27,000	1,462
Coherent*	2,200	136
Cohu	2,200	25
CommScope Holding*	2,600	73
CommVault Systems*	4,200	183
Computer Sciences	6,400	388
Computer Task Group	1,300	11
comScore*	3,100	129
Comtech Telecommunications	1,300	43
Comverse*	1,900	33
Constant Contact*	2,800	106
Control4*	1,000	15
Convergys	9,200	176
CoreLogic*	3,900	129
Cornerstone OnDemand*	4,900	161
Corning	58,500	1,391
CoStar Group*	1,400	258
Coupons.com*	1,000	14
Covisint*	3,194	7
Cray*	3,700	120
Cree*	5,600	198
CSG Systems International	2,900	71
CTS	2,900	46
CUI Global*	1,600	10
Cvent*	1,700	42
Cyan*	2,400	7
Cypress Semiconductor	14,400	212
Daktronics	3,200	40
Datalink*	1,600	18
Dealertrack Technologies*	4,800	193
Demand Media*	700	3
Demandware*	2,800	150
Dice Holdings*	3,300	27
Diebold	2,700	84
Digi International*	2,200	21
Digimarc*	600	16
Digital River*	2,800	71
Diodes*	3,278	87
Dolby Laboratories, Cl A	2,000	78
Dot Hill Systems*	5,100	21
DSP Group*	1,800	20
DST Systems	1,300	126
DTS*	1,400	39
E2open*	1,900	11
EarthLink Holdings	8,600	36
Eastman Kodak*	1,400	25
eBay*	56,400	2,989
Ebix	2,600	59
EchoStar, Cl A*	1,800	94
Electro Rent	1,500	19
Electro Scientific Industries	2,000	13
Electronic Arts*	14,200	779
Electronics For Imaging*	4,200	162
Ellie Mae*	2,500	111

Description	Shares	Market Value ($ Thousands)
EMC	91,400	$2,370
Emulex*	6,600	41
Endurance International Group Holdings*	2,500	42
EnerNOC*	2,400	41
Entegris*	12,200	159
Entropic Communications*	7,500	19
Envestnet*	3,000	154
EPAM Systems*	3,100	152
Epiq Systems	2,800	49
ePlus*	500	34
Equinix‡	2,351	510
Euronet Worldwide*	4,600	209
EVERTEC	5,700	114
Everyday Health*	600	8
Exar*	3,200	29
ExlService Holdings*	2,800	82
Extreme Networks*	8,200	24
F5 Networks*	3,300	368
Facebook, Cl A*	88,100	6,688
FactSet Research Systems	1,800	258
Fair Isaac	2,900	207
Fairchild Semiconductor International, Cl A*	11,500	177
FARO Technologies*	1,600	89
FEI	3,800	312
Fidelity National Information Services	13,000	812
Finisar*	9,400	171
FireEye*	3,600	122
First Solar*	3,100	131
Fiserv*	11,000	798
Five9*	1,000	4
FleetCor Technologies*	3,600	506
Fleetmatics Group*	3,200	113
FLIR Systems	6,500	196
FormFactor*	4,700	35
Forrester Research	900	34
Fortinet*	6,500	194
Freescale Semiconductor*	5,200	167
Gartner*	4,100	345
Genpact*	6,600	132
Gigamon*	2,400	44
Global Cash Access Holdings*	5,400	36
Global Payments	3,100	271
Globant*	800	11
Glu Mobile*	7,400	26
Gogo*	4,900	71
Google, Cl A*	12,500	6,719
Google, Cl C*	12,700	6,788
GrubHub*	700	24
GSI Group*	2,600	34
GTT Communications*	1,100	13
Guidance Software*	1,500	10
Guidewire Software*	6,100	306
Hackett Group	2,200	17
Harmonic*	7,900	60
Harris	4,800	322
Heartland Payment Systems	3,200	159
Hewlett-Packard	84,200	3,042
Higher One Holdings*	2,700	9
HomeAway*	3,800	97
HubSpot*	500	17
IAC	3,100	189

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
iGATE*	3,200	$113
II-VI*	5,000	86
Immersion*	2,400	23
Imperva*	1,900	79
Infinera*	11,300	182
Infoblox*	5,100	95
Informatica*	5,100	213
Information Services Group	2,700	11
Ingram Micro, Cl A*	6,400	161
Inphi*	3,100	61
Insight Enterprises*	3,800	90
Integrated Device Technology*	12,155	222
Integrated Silicon Solution	2,600	42
Intel	221,500	7,318
Interactive Intelligence Group*	1,400	57
InterDigital	3,300	165
Internap*	4,700	40
International Business Machines	42,200	6,470
Intersil, Cl A	11,500	165
Intevac*	2,000	13
Intralinks Holdings*	3,300	35
Intuit	12,600	1,094
InvenSense, Cl A*	6,200	92
IPG Photonics*	1,600	119
Itron*	3,500	130
Ixia*	5,600	57
IXYS	2,000	23
j2 Global	4,200	241
Jabil Circuit	8,500	175
Jack Henry & Associates	3,900	239
JDS Uniphase*	9,600	117
Jive Software*	3,700	21
Juniper Networks	19,800	450
Kemet*	3,600	14
Keysight Technologies*	7,150	239
Kimball Electronics*	2,250	23
KLA-Tencor	7,500	461
Knowles*	3,400	72
Kofax*	6,300	43
Kopin*	5,300	19
KVH Industries*	1,300	16
Lam Research	7,400	566
Lattice Semiconductor*	10,800	77
Leidos Holdings	2,700	112
Lexmark International, Cl A	2,600	104
Limelight Networks*	5,000	13
Linear Technology	10,300	463
LinkedIn, Cl A*	4,600	1,034
Lionbridge Technologies*	5,400	27
Liquidity Services*	2,000	15
Littelfuse	2,000	197
LivePerson*	5,200	56
LogMeIn*	2,200	105
Luxoft Holding, Cl A*	700	27
M/A-COM Technology Solutions*	1,000	33
Manhattan Associates*	6,800	304
ManTech International, Cl A	2,300	75
Marchex, Cl B	2,100	8
Marin Software*	2,100	14
Marketo*	2,400	83
Marvell Technology Group	18,800	291
MasterCard, Cl A	44,700	3,667
Mavenir Systems*	1,000	12
Maxim Integrated Products	12,600	417

Description	Shares	Market Value ($ Thousands)
MAXIMUS	6,000	$334
MaxLinear, Cl A*	2,300	19
Maxwell Technologies*	2,400	19
Mentor Graphics	8,833	203
Mercury Systems*	2,700	43
Mesa Laboratories	300	23
Methode Electronics	3,400	123
Micrel	3,700	52
Microchip Technology	8,800	397
Micron Technology*	47,400	1,387
Microsemi*	8,600	240
Microsoft	368,300	14,879
MicroStrategy, Cl A*	800	129
Millennial Media*	6,600	9
MKS Instruments	4,670	163
MobileIron*	1,300	11
Model N*	1,600	17
ModusLink Global Solutions*	3,200	12
MoneyGram International*	2,300	20
Monolithic Power Systems	3,500	166
Monotype Imaging Holdings	3,600	106
Monster Worldwide*	7,300	30
Motorola Solutions	9,000	562
MTS Systems	1,300	94
Multi-Fineline Electronix*	700	9
Nanometrics*	2,000	31
National Instruments	4,200	126
NCR*	7,900	201
NetApp	14,100	533
NETGEAR*	3,200	108
NetScout Systems*	3,200	115
NetSuite*	2,000	197
NeuStar, Cl A*	5,000	131
Newport*	3,800	70
NIC	6,000	99
Nimble Storage*	700	16
Nuance Communications*	10,900	150
Numerex, Cl A*	1,100	12
NVE	400	26
NVIDIA	24,300	467
Oclaro*	7,600	11
OmniVision Technologies*	5,100	138
ON Semiconductor*	20,700	207
OPOWER*	700	8
Oracle	146,600	6,141
OSI Systems*	1,800	126
Palo Alto Networks*	2,400	303
Pandora Media*	8,800	146
Park City Group*	900	9
Park Electrochemical	1,700	37
ParkerVision*	8,400	9
Paychex	14,400	652
Paycom Software*	600	16
PC Connection	900	21
PDF Solutions*	2,700	45
Pegasystems	3,100	61
Perficient*	3,300	59
Pericom Semiconductor	1,800	26
Photronics*	5,900	50
Plantronics	3,800	174
Plexus*	3,100	117
PMC-Sierra*	15,309	135
Polycom*	12,400	165
Power Integrations	2,700	139

35	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
PRGX Global*	2,200	$11
Procera Networks*	1,700	15
Progress Software*	4,600	115
Proofpoint*	3,300	165
PROS Holdings*	2,000	49
PTC*	5,000	167
Q2 Holdings*	900	16
QAD, Cl A	600	12
Qlik Technologies*	8,100	230
QLogic*	7,900	106
Qorvo*	12,797	945
QUALCOMM	75,400	4,709
Qualys*	1,700	65
Quantum*	18,600	29
QuickLogic*	4,500	13
QuinStreet*	2,900	15
Rackspace Hosting*	5,500	247
Rally Software Development*	1,900	22
Rambus*	10,000	113
RealD*	3,400	37
RealNetworks*	1,900	13
RealPage*	4,700	85
Red Hat*	8,300	529
Reis	700	16
RetailMeNot*	2,600	40
Rightside Group*	700	6
Riverbed Technology*	6,600	136
Rocket Fuel*	1,700	22
Rofin-Sinar Technologies*	2,600	70
Rogers*	1,600	118
Rosetta Stone*	1,700	15
Rovi*	3,900	90
Rubicon Project*	700	10
Rubicon Technology*	2,200	9
Ruckus Wireless*	6,300	67
Rudolph Technologies*	2,700	27
Sabre	1,800	37
salesforce.com*	27,200	1,535
SanDisk	9,900	752
Sanmina*	7,300	155
Sapiens International*	2,000	13
Sapient*	10,000	249
ScanSource*	2,600	90
Science Applications International	3,600	176
SciQuest*	2,300	33
Seachange International*	2,700	19
Semtech*	5,900	150
ServiceNow*	6,300	459
ServiceSource International*	5,900	20
ShoreTel*	5,200	37
Shutterstock*	1,300	73
Silicon Graphics International*	2,900	27
Silicon Image*	7,700	56
Silicon Laboratories*	3,800	166
Silver Springs Network*	3,300	23
Skyworks Solutions	8,600	714
SolarWinds*	2,700	130
Solera Holdings	2,900	150
Sonus Networks*	4,460	85
Spansion, Cl A*	5,400	191
Speed Commerce*	4,200	10
Splunk*	5,500	284
SPS Commerce*	1,400	83
SS&C Technologies Holdings	6,200	343

Description	Shares	Market Value ($ Thousands)
Stamps.com*	1,300	$59
SunEdison*	12,200	229
SunPower, Cl A*	1,900	46
Super Micro Computer*	3,000	110
Sykes Enterprises*	3,700	83
Symantec	30,600	758
Synaptics*	3,214	247
Synchronoss Technologies*	3,200	136
SYNNEX	2,500	185
Synopsys*	7,000	301
Syntel*	2,800	121
Tableau Software, Cl A*	1,600	129
Take-Two Interactive Software*	7,400	220
Tangoe*	3,200	37
Tech Data*	1,500	86
TechTarget*	1,400	15
TeleCommunication Systems, Cl A*	4,000	11
Telenav*	2,300	15
TeleTech Holdings	1,500	33
Teradata*	7,100	316
Teradyne	8,500	154
Tessco Technologies	400	9
Tessera Technologies	4,800	178
Texas Instruments	48,200	2,576
Textura*	1,700	42
TiVo*	9,600	100
Total System Services	7,600	269
Travelzoo*	600	5
Tremor Video*	3,200	7
Trimble Navigation*	11,700	279
TrueCar*	800	14
Trulia*	3,300	141
TTM Technologies*	4,500	31
TubeMogul*	600	9
Twitter*	23,000	863
Tyler Technologies*	3,000	318
Ubiquiti Networks	2,800	74
Ultimate Software Group*	2,600	385
Ultra Clean Holdings*	2,400	21
Ultratech*	2,300	37
Unisys*	4,600	101
Universal Display*	3,800	121
Unwired Planet*	8,100	8
Vantiv, Cl A*	5,800	199
Varonis Systems*	400	13
VASCO Data Security International*	2,700	58
Veeco Instruments*	3,500	102
VeriFone Systems*	4,700	148
Verint Systems*	5,400	288
VeriSign*	5,000	272
ViaSat*	3,800	214
Viasystems Group*	400	6
Violin Memory*	7,500	29
VirnetX Holding*	4,700	26
Virtusa*	2,300	86
Visa, Cl A	22,300	5,684
Vishay Intertechnology	5,600	76
Vishay Precision Group*	1,000	17
Vitesse Semiconductor*	4,300	16
VMware, Cl A*	3,900	301
Vringo*	5,900	3
Web.com Group*	4,600	70

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
WebMD Health, Cl A*	3,400	$132
Western Digital	9,800	953
Western Union	23,900	406
WEX*	3,500	322
Workday, Cl A*	4,200	334
Xcerra*	4,900	38
Xerox	51,800	682
Xilinx	11,600	447
XO Group*	2,300	38
Xoom*	2,600	38
Yahoo!*	41,900	1,843
Yelp, Cl A*	2,100	110
Yodlee*	1,100	10
YuMe*	1,600	9
Zebra Technologies, Cl A*	2,100	175
Zendesk*	1,000	24
Zillow, Cl A*	1,300	126
Zix*	5,000	18
Zynga, Cl A*	29,500	76

		195,125

Materials — 2.5%
A Schulman	2,600	91
Advanced Emissions Solutions*	1,900	20
AEP Industries*	300	15
Air Products & Chemicals	9,500	1,383
Airgas	3,200	360
AK Steel Holding*	16,000	61
Albemarle	4,884	236
Alcoa	51,800	811
Allegheny Technologies	4,600	131
Allied Nevada Gold*	9,200	9
AM Castle*	1,600	10
American Vanguard	2,500	28
Ampco-Pittsburgh	700	13
AptarGroup	2,800	177
Ashland	3,200	379
Avery Dennison	4,000	209
Axalta Coating Systems*	2,500	64
Axiall	6,300	279
Balchem	2,654	141
Ball	6,200	393
Bemis	4,200	186
Berry Plastics Group*	8,100	274
Boise Cascade*	3,600	146
Cabot	2,700	115
Calgon Carbon	5,000	99
Carpenter Technology	2,300	87
Celanese, Cl A	6,900	371
Century Aluminum*	4,800	111
CF Industries Holdings	2,300	702
Chase	600	21
Chemtura*	6,450	141
Clearwater Paper*	1,800	133
Cliffs Natural Resources	6,500	42
Coeur Mining*	9,200	58
Commercial Metals	10,900	146
Compass Minerals International	1,400	122
Crown Holdings*	6,000	266
Cytec Industries	2,900	139
Deltic Timber	1,000	63
Domtar	2,700	103
Dow Chemical	53,700	2,425

Description	Shares	Market Value ($ Thousands)
E.I. du Pont de Nemours	40,900	$2,912
Eagle Materials	2,100	150
Eastman Chemical	6,500	461
Ecolab	11,900	1,235
Ferro*	6,100	68
Flotek Industries*	4,700	76
FMC	5,700	328
Freeport-McMoRan	46,600	783
FutureFuel	1,900	21
Globe Specialty Metals	5,600	86
Gold Resource	3,200	11
Graphic Packaging Holding	29,200	423
Greif, Cl A	1,400	53
Handy & Harman*	400	18
Hawkins	900	35
Haynes International	1,200	47
HB Fuller	4,400	181
Headwaters*	6,300	89
Hecla Mining	34,200	113
Horsehead Holding*	5,000	67
Huntsman	8,500	187
Innophos Holdings	1,900	113
Innospec	2,100	83
International Flavors & Fragrances	3,600	382
International Paper	19,100	1,006
Intrepid Potash*	5,200	69
Kaiser Aluminum	1,600	111
KapStone Paper and Packaging	7,500	224
KMG Chemicals	900	19
Koppers Holdings	1,700	31
Kraton Performance Polymers*	2,800	54
Kronos Worldwide	1,800	20
Louisiana-Pacific*	12,800	210
LSB Industries*	1,600	50
Marrone Bio Innovations*	1,200	4
Martin Marietta Materials	2,900	312
Materion	2,000	66
MeadWestvaco	7,500	377
Minerals Technologies	3,100	203
Molycorp*	18,200	6
Monsanto	21,600	2,548
Mosaic	15,100	735
Myers Industries	2,300	38
Neenah Paper	1,600	92
NewMarket	400	180
Newmont Mining	22,700	571
Noranda Aluminum Holding	3,800	12
Nucor	14,100	615
Olin	7,000	175
Olympic Steel	700	10
OM Group	3,000	84
OMNOVA Solutions*	4,000	27
Owens-Illinois*	7,700	180
Packaging Corp of America	4,400	334
PH Glatfelter	3,900	89
Platform Specialty Products*	4,800	101
PolyOne	8,600	306
PPG Industries	6,200	1,382
Praxair	13,000	1,568
Quaker Chemical	1,200	95
Rayonier Advanced Materials	1,800	31
Reliance Steel & Aluminum	3,500	183
Rentech*	19,500	23
Resolute Forest Products*	5,900	100

37	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
Rock-Tenn, Cl A	6,600	$428
Royal Gold	2,800	203
RPM International	6,000	287
RTI International Metals*	2,700	60
Ryerson Holding*	1,200	8
Schnitzer Steel Industries, Cl A	2,500	42
Schweitzer-Mauduit International	2,800	109
Scotts Miracle-Gro, Cl A	1,900	121
Sealed Air	9,700	393
Senomyx*	3,600	19
Sensient Technologies	4,400	268
Sherwin-Williams	3,800	1,031
Sigma-Aldrich	5,400	743
Silgan Holdings	1,900	98
Sonoco Products	4,300	190
Southern Copper	11,800	322
Steel Dynamics	10,700	182
Stepan	1,800	69
Stillwater Mining*	10,600	145
SunCoke Energy	6,100	92
TimkenSteel	1,700	46
Trecora Resources*	1,500	21
Tredegar	2,400	51
UFP Technologies*	600	13
United States Lime & Minerals	231	16
United States Steel	6,400	156
Universal Stainless & Alloy Products*	600	13
US Concrete*	1,400	35
Valspar	3,800	317
Vulcan Materials	5,800	409
Walter Energy	7,000	7
Wausau Paper	3,600	37
Westlake Chemical	1,700	97
Worthington Industries	4,500	135
WR Grace*	3,400	295
Zep	1,900	30

		37,211

Telecommunication Services — 1.4%
8x8*	7,500	58
AT&T	231,000	7,605
Atlantic Telegraph-Network	900	60
Boingo Wireless*	1,900	16
CenturyLink	25,700	955
Cincinnati Bell*	17,700	52
Cogent Communications Holdings	4,100	152
Consolidated Communications Holdings	4,414	103
FairPoint Communications*	1,700	25
Frontier Communications	45,200	304
General Communication, Cl A*	3,000	44
Globalstar*	25,200	61
Hawaiian Telcom Holdco*	900	23
IDT, Cl B	1,500	32
inContact*	5,800	50
Inteliquent	2,700	45
Intelsat*	2,300	36
Iridium Communications*	6,800	58
Level 3 Communications*	12,170	605
Lumos Networks	1,600	26
NTELOS Holdings	1,500	6
ORBCOMM*	5,700	32

Description	Shares	Market Value ($ Thousands)
Premiere Global Services*	4,100	$36
RingCentral, Cl A*	2,300	31
SBA Communications, Cl A*	5,700	665
Shenandoah Telecommunications	2,300	68
Spok Holdings	2,000	34
Sprint*	30,000	129
Telephone & Data Systems	3,600	84
T-Mobile US*	11,900	359
United States Cellular*	600	21
Verizon Communications	184,300	8,424
Vonage Holdings*	16,700	70
Windstream Holdings	25,200	200
Zayo Group Holdings*	1,500	42

		20,511

Utilities — 2.4%
AES	32,300	395
AGL Resources	5,500	310
ALLETE	4,000	227
Alliant Energy	5,100	350
Ameren	10,800	489
American Electric Power	21,600	1,357
American States Water	3,400	135
American Water Works	8,100	455
Aqua America	7,500	203
Artesian Resources, Cl A	700	16
Atmos Energy	4,700	267
Avista	5,300	197
Black Hills	4,000	201
California Water Service Group	4,500	110
Calpine*	17,900	374
CenterPoint Energy	19,200	443
Chesapeake Utilities	1,400	68
Cleco	5,500	299
CMS Energy	12,100	457
Connecticut Water Service	900	32
Consolidated Edison	13,200	914
Dominion Resources	26,000	1,999
DTE Energy	7,800	699
Duke Energy	31,600	2,754
Dynegy, Cl A*	11,100	303
Edison International	14,400	981
El Paso Electric	3,600	144
Empire District Electric	4,000	122
Entergy	7,900	691
Exelon	38,400	1,384
FirstEnergy	18,500	746
Great Plains Energy	6,500	192
Hawaiian Electric Industries	4,200	144
IDACORP	4,600	312
Integrys Energy Group	3,600	292
ITC Holdings	7,300	311
Laclede Group	3,800	204
MDU Resources Group	8,100	183
MGE Energy	3,200	147
Middlesex Water	1,300	28
National Fuel Gas	3,600	228
New Jersey Resources	3,900	249
NextEra Energy	19,500	2,130
NiSource	13,900	601
Northeast Utilities	14,200	789
Northwest Natural Gas	2,500	125
NorthWestern	4,300	248

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description	Shares	Market Value ($ Thousands)
NRG Energy	14,900	$367
NRG Yield, Cl A	2,100	111
OGE Energy	9,200	324
ONE Gas	4,600	203
Ormat Technologies	1,700	45
Otter Tail	3,400	105
Pattern Energy Group, Cl A	3,400	99
Pepco Holdings	11,300	310
PG&E	20,500	1,206
Piedmont Natural Gas	6,900	275
Pinnacle West Capital	5,100	358
PNM Resources	7,200	220
Portland General Electric	6,900	274
PPL	29,300	1,040
Public Service Enterprise Group	22,700	969
Questar	7,400	192
SCANA	6,500	415
Sempra Energy	11,000	1,231
SJW	1,300	44
South Jersey Industries	2,900	169
Southern	39,900	2,024
Southwest Gas	4,200	258
Spark Energy, Cl A	500	8
TECO Energy	9,900	211
TerraForm Power, Cl A	2,500	81
UGI	7,800	289
UIL Holdings	5,000	230
Unitil	1,300	49
Vectren	3,500	168
Vivint Solar*	1,800	14
Westar Energy, Cl A	5,500	235
WGL Holdings	4,600	260
Wisconsin Energy	10,000	558
Xcel Energy	22,000	826
York Water	1,200	28

		36,501

		1,042,074

Total Common Stock (Cost $1,357,848) ($ Thousands)		1,451,091

EXCHANGE TRADED FUNDS — 1.7%
iShares MSCI India	303,600	9,747
iShares Trust MSCI Taiwan Index Fund	1,072,200	16,330
SPDR S&P 500 Trust	752	150

Total Exchange Traded Funds (Cost $26,605) ($ Thousands)		26,227

PREFERRED STOCK — 0.5%

Brazil — 0.3%
AES Tiete	4,300	26
Banco Bradesco	72,800	915
Banco do Estado do Rio Grande do Sul	6,500	29
Braskem	5,900	27
Cia Brasileira de Distribuicao	5,200	173
Cia Energetica de Minas Gerais	30,100	134
Cia Energetica de Sao Paulo	7,400	65
Cia Paranaense de Energia	3,900	45
Gerdau	32,800	111
Itau Unibanco Holding	100,200	1,228

Description	Shares	Market Value ($ Thousands)
Itausa - Investimentos Itau	114,600	$390
Metalurgica Gerdau, Cl A	11,500	42
Oi*	9,490	18
Petroleo Brasileiro	124,000	378
Telefonica Brasil	9,900	184
Usinas Siderurgicas de Minas Gerais*	15,100	19
Vale	123,200	760

		4,544

Chile — 0.0%
Embotelladora Andina	13,237	37
Sociedad Quimica y Minera de Chile, Cl B	3,839	92

		129

Colombia — 0.0%
Banco Davivienda	3,511	37
Bancolombia	14,990	178
Grupo Argos	15,599	119
Grupo Aval Acciones y Valores	27,249	14
Grupo de Inversiones Suramericana	12,441	178

		526

Germany — 0.2%
Bayerische Motoren Werke	1,163	99
FUCHS PETROLUB	1,519	63
Henkel & KGaA	4,086	468
Porsche Automobil Holding	3,543	298
Volkswagen	3,724	833

		1,761

South Korea — 0.0%
Hyundai Motor	2,718	294
LG Chemical	265	35

		329

Total Preferred Stock
(Cost $10,061) ($ Thousands)		7,289

	Number of Rights
RIGHTS — 0.0%

Hong Kong — 0.0%
China Resources Beijing Land, Expires 02/05/15*	16,444	4

South Korea — 0.0%
Hyundai Merchant Marine, Expires 02/24/15*	396	1

Spain — 0.0%
ACS Actividades de Construccion y Servicios*	3,699	2

United States — 0.0%
Durata Therapeutics* (B)	1,300	—

39	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2015

Description		Number of Rights/ Face Amount ($ Thousands)(1)	Market Value ($ Thousands)
Furiex Pharmaceuticals* (B)		500	$—
Providence Services, Expires 02/05/15*		41	—

			—

Total Rights (Cost $—) ($ Thousands)			7

		Number of Warrants

WARRANTS — 0.0%

Thailand — 0.0%
Minor International, Expires 11/03/17*		2,670	—

Total Warrants (Cost $—) ($ Thousands)			—

TIME DEPOSITS — 2.0%
Brown Brothers Harriman
4.760%	ZAR	346	30
2.850%	NZD	43	31
1.693%	AUD	24	18
0.419%	NOK	168	22
0.065%	GBP	38	58
0.030%		29,925	29,925
0.005%	HKD	551	71
0.005%	JPY	2,975	25
0.005%	SGD	30	22
0.005%	SEK	72	9
0.001%	CHF	120	130
0.000%	DKK	17	2
(1.680)%	EUR	108	122

Total Time Deposits (Cost $30,465) ($ Thousands)			30,465

Total Investments — 100.1% (Cost $1,424,979) ($ Thousands)			$1,515,079

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of	Number of Contracts	Expiration	Unrealized Appreciation/ (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	63	Mar-2015	$141
MSCI Emerging Markets E-MIN	111	Mar-2015	65
Russell 2000 Index E-MINI	24	Mar-2015	1
S&P 500 Index EMINI	131	Mar-2015	(204)
S&P Mid 400 Index E-MINI	13	Mar-2015	26

			$29

For the period ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,513,792 ($ Thousands).

*	Non-income producing security.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of January 31, 2015 was $298 ($ Thousands) and represented 0.02% of net assets.

(C)	Security considered illiquid. The total value of such securities as of January 31, 2015 was $176 ($ Thousands) and represented 0.01% of Net Assets.

†	Investment in Affiliated Security (see Note 3).

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Asia, Far East

EUR — Euro

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depository Receipt

ZAR — South African Rand

The following is a list of the inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 #	Total
Common Stock	$1,450,793	$-	$298	$1,451,091
Exchange Traded Funds	26,227	-	-	26,227
Preferred Stock	7,289	-	-	7,289
Rights	7	-	-	7
Warrants	-	-	-	-
Time Deposits	-	30,465	-	30,465

Total Investments in Securities	$1,484,316	$30,465	$298	$1,515,079

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts - appreciation*	$233	$-	$-	$233
Futures Contracts - depreciation*	(204)	-	-	(204)

Total Other Financial Instruments	$29	$-	$-	$29

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

#	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2015

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: April 10, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez,
Controller & CFO

Date: April 10, 2015